Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 98.78%	Shares Held	Value

Aerospace & Defense — 1.06%
Boeing Co/The	20,277	$7,714,790
Airlines — 0.32%
Alaska Air Group Inc	36,237	2,352,144
Apparel — 1.74%
LVMH Moet Hennessy Louis Vuitton SE	31,899	12,678,270
Auto Manufacturers — 3.00%
Nissan Motor Co Ltd	722,700	4,505,638
PACCAR Inc	248,352	17,387,123
		$21,892,761

Auto Parts & Equipment — 3.50%
Autoliv Inc	80,846	6,377,133
Bridgestone Corp	225,100	8,710,459
Magna International Inc	196,238	10,460,299
		$25,547,891

Banks — 8.94%
Banco Bilbao Vizcaya Argentaria SA	1,387,012	7,227,037
ING Groep NV	717,592	7,511,669
JPMorgan Chase & Co	200,158	23,556,595
Nordea Bank Abp	915,104	6,489,545
PacWest Bancorp	562,315	20,434,527
		$65,219,373

Beverages — 4.35%
Ambev SA ADR	4,061,909	18,766,019
Diageo PLC	316,630	12,975,778
		$31,741,797

Biotechnology — 1.38%
CSL Ltd	63,881	10,075,892
Chemicals — 2.81%
Albemarle Corp	82,499	5,735,330
Givaudan SA	3,000	8,368,318
Petronas Chemicals Group Bhd	3,544,900	6,383,699
		$20,487,347

Commercial Services — 2.93%
Experian PLC	288,402	9,216,172
Ritchie Bros Auctioneers Inc	305,133	12,174,807
		$21,390,979

Computers — 3.35%
Apple Inc	109,254	24,469,618
Construction Materials — 1.52%
James Hardie Industries PLC	660,900	11,089,413
Diversified Financial Services — 1.88%
Deutsche Boerse AG	87,818	13,725,855
Electric — 0.90%
CLP Holdings Ltd	627,000	6,587,832
Electronics — 1.68%
TE Connectivity Ltd	131,770	12,278,329
Food — 3.17%
BIM Birlesik Magazalar AS	1,621,974	14,108,618
Danone SA	102,438	9,023,741
		$23,132,359

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas — 2.18%
Rubis SCA	273,759	$15,903,852
Healthcare — Products — 1.95%
Coloplast A/S, Class B	118,246	14,241,410
Household Products/Wares — 1.76%
Avery Dennison Corp	31,377	3,563,486
Reckitt Benckiser Group PLC	118,636	9,253,919
		$12,817,405

Insurance — 4.21%
Beazley PLC	1,230,801	9,412,917
Chubb Ltd	62,400	10,073,856
Swiss Re AG	107,244	11,185,913
		$30,672,686

Internet — 1.54%
Rightmove PLC	1,664,290	11,267,076
Media — 2.37%
Walt Disney Co/The	132,424	17,257,496
Metal Fabrication & Hardware — 1.10%
Norma Group SE	230,281	7,986,656
Multi-National — 1.95%
Banco Latinoamericano de Comercio Exterior SA, Class E	713,207	14,221,348
Oil & Gas — 4.90%
Chevron Corp	114,889	13,625,835
Royal Dutch Shell PLC, Class B	454,169	13,379,822
Vermilion Energy Inc	525,839	8,759,684
		$35,765,341

Oil & Gas Services — 1.14%
Core Laboratories NV	178,860	8,338,453
Packaging & Containers — 0.19%
Packaging Corp of America	12,910	1,369,751
Pharmaceuticals — 6.95%
Novo Nordisk A/S, Class B	260,341	13,383,906
Pfizer Inc	454,513	16,330,652
Roche Holding AG	71,962	20,942,200
		$50,656,758

Real Estate — 1.37%
Daito Trust Construction Co Ltd	78,000	9,962,358
REITs — 1.54%
Keppel DC REIT	8,040,400	11,111,069
Keppel DC REIT-Rights (a)	844,242	122,164
		$11,233,233

Retail — 2.48%
Nordstrom Inc	250,887	8,447,365
Tiffany & Co	103,777	9,612,864
		$18,060,229

Semiconductors — 6.32%
Lam Research Corp	31,501	7,280,196
Microchip Technology Inc	125,321	11,643,574
Taiwan Semiconductor Manufacturing Co Ltd ADR	584,050	27,146,644
		$46,070,414

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software — 6.42%
Broadridge Financial Solutions Inc	98,856	$12,300,652
Microsoft Corp	176,795	24,579,809
SAP SE	84,622	9,950,180
		$46,830,641
Telecommunications — 3.56%
BCE Inc	342,202	16,551,537
Telenor ASA	468,523	9,401,205
		$25,952,742
Toys, Games & Hobbies — 2.41%
Hasbro Inc	147,967	17,562,203
Transportation — 1.91%
Union Pacific Corp	86,008	13,931,576
TOTAL COMMON STOCKS		$720,486,278
INVESTMENT COMPANIES — 0.66%	Shares Held	Value
Money Market Fund — 0.66%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	4,843,636	$4,843,636
TOTAL INVESTMENT COMPANIES		$4,843,636
Total Investments		$725,329,914
Other Assets and Liabilities — 0.56%		4,094,126
TOTAL NET ASSETS — 100.00%		$729,424,040

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
United States	36.20%
Switzerland	8.62%
Canada	6.57%
United Kingdom	5.88%
France	5.16%
Germany	4.34%
Netherlands	4.01%
Denmark	3.79%
Taiwan	3.72%
Japan	3.18%
Ireland	2.78%
Brazil	2.57%
Panama	1.95%
Turkey	1.93%
Singapore	1.54%
Australia	1.38%
Norway	1.29%
Spain	0.99%
Hong Kong	0.90%
Finland	0.89%
Malaysia	0.88%
Sweden	0.87%
Other Assets and Liabilities	0.56%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 19.47%	Shares Held	Value

Airlines — 0.35%
Delta Air Lines Inc	16,459	$948,038
Apparel — 0.43%
VF Corp	13,270	1,180,897
Auto Parts & Equipment — 0.39%
Magna International Inc	19,902	1,061,374
Banks — 3.86%
Bank of Hawaii Corp	11,543	991,890
Bank of Nova Scotia/The	6,620	376,347
Columbia Banking System Inc	26,335	971,762
Cullen / Frost Bankers Inc	10,739	950,938
East West Bancorp Inc	31,010	1,373,433
JPMorgan Chase & Co	12,650	1,488,778
PacWest Bancorp	38,475	1,398,182
SunTrust Banks Inc	14,219	978,267
US Bancorp	19,178	1,061,311
Washington Trust Bancorp Inc	18,337	885,860
		$10,476,768

Chemicals — 0.67%
Albemarle Corp	13,317	925,798
DuPont de Nemours Inc	12,476	889,664
		$1,815,462

Computers — 0.40%
Apple Inc	4,821	1,079,759
Diversified Financial Services — 0.79%
BGC Partners Inc, Class A	192,157	1,056,864
BlackRock Inc	2,458	1,095,383
		$2,152,247

Electric — 1.55%
ALLETE Inc	13,678	1,195,594
Eversource Energy	10,455	893,589
WEC Energy Group Inc	11,732	1,115,713
Xcel Energy Inc	15,481	1,004,562
		$4,209,458

Food — 0.81%
Hormel Foods Corp	25,013	1,093,819
Tyson Foods Inc, Class A	12,786	1,101,386
		$2,195,205

Healthcare — Products — 0.98%
Abbott Laboratories	15,259	1,276,721
Medtronic PLC	12,797	1,390,010
		$2,666,731

Home Builders — 0.26%
LCI Industries	7,800	716,430
Leisure Time — 0.23%
Acushnet Holdings Corp	23,882	630,485
Machinery — Diversified — 0.40%
Deere & Co	6,509	1,097,938
Oil & Gas — 1.83%
Chevron Corp	8,975	1,064,435
Exxon Mobil Corp	10,937	772,261
HollyFrontier Corp	23,061	1,236,992
Marathon Petroleum Corp	19,377	1,177,153

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Occidental Petroleum Corp	16,017	$712,276
		$4,963,117

Pharmaceuticals — 1.20%
Johnson & Johnson	6,634	858,307
Merck & Co Inc	14,093	1,186,349
Pfizer Inc	33,490	1,203,295
		$3,247,951

Pipelines — 0.79%
EnLink Midstream LLC (a)	97,068	825,078
Plains GP Holdings LP, Class A (a)	26,628	565,313
Targa Resources Corp	19,049	765,198
		$2,155,589

Real Estate — 0.35%
Newmark Group Inc, Class A	105,931	959,735

REITs — 2.27%
Alexandria Real Estate Equities Inc	5,826	897,437
Annaly Capital Management Inc	55,325	486,860
Digital Realty Trust Inc	10,761	1,396,885
EPR Properties	17,030	1,308,926
Medical Properties Trust Inc	72,158	1,411,410
Omega Healthcare Investors Inc	15,602	652,008
		$6,153,526

Retail — 0.38%
Tiffany & Co	11,113	1,029,397

Semiconductors — 0.57%
Applied Materials Inc	10,335	515,716
Microchip Technology Inc	11,171	1,037,898
		$1,553,614

Telecommunications — 0.50%
BCE Inc	28,032	1,357,029

Toys, Games & Hobbies — 0.46%
Hasbro Inc	10,488	1,244,821
TOTAL COMMON STOCKS		$52,895,571
PREFERRED STOCKS — 7.04%	Shares Held	Value

Banks — 2.57%
Bank of America Corp; Series KK
5.38%, 06/25/2024 (b)	30,000	$797,700
Bank of America Corp; Series EE
6.00%, 04/25/2021 (b)	10,000	258,700
Bank of America Corp; Series Y
6.50%, 01/27/2020 (b)	20,000	503,400
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (b)	40,000	1,062,000
JPMorgan Chase & Co; Series BB
6.15%, 09/01/2020 (b)	25,000	649,250
KeyCorp; Series F
5.65%, 12/15/2023 (b)	50,000	1,335,500
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (b),(c)	10,000	279,400
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (b),(c)	35,000	1,004,500

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

Banks (continued)
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (b)	40,000	$1,073,600
		$6,964,050

Electric — 1.39%
Alabama Power Co; Series A
5.00%, 10/01/2022 (b)	40,000	1,060,400
Duke Energy Corp; Series A
5.75%, 06/15/2024 (b)	35,000	967,050
Entergy Louisiana LLC
4.88%, 09/01/2021	25,000	661,500
Entergy Mississippi LLC
4.90%, 10/01//2026	25,000	683,750
NextEra Energy Capital Holdings Inc; Series I
5.13%, 11/15/2072	16,000	406,080
		$3,778,780

Gas — 0.46%
NiSource Inc
6.50%, 03/15/2024 (b)	45,000	1,249,200

Insurance — 0.58%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (b)	60,000	1,575,600

REITs — 2.04%
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (b)	40,000	1,039,600
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (b)	20,000	508,400
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (b)	40,000	1,045,600
Public Storage; Series I
4.88%, 09/12/2024 (b)	1,000	26,260
Public Storage; Series E
4.90%, 10/14/2021 (b)	15,000	386,250
Public Storage; Series H
5.60%, 03/11/2024 (b)	35,000	984,200
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (b)	60,000	1,551,000
		$5,541,310
TOTAL PREFERRED STOCKS		$19,108,940
	Principal
BONDS — 69.29%	Amount	Value

Auto Parts & Equipment — 1.17%
Titan International Inc
6.50%, 11/30/2023	$4,000,000	$3,180,000

Banks — 1.90%
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(c)	5,000,000	5,150,000

Chemicals — 2.69%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (d)	3,000,000	3,127,500
OCI NV
6.63%, 04/15/2023 (d)	4,000,000	4,184,800
		$7,312,300

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Commercial Services — 0.31%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	$815,000	$829,263

Diversified Financial Services — 1.27%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,457,125

Electric — 4.95%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (c)	3,000,000	3,292,500
GenOn Energy Inc
0.00%, 10/15/2020 (a),(e),(f),(g)	3,100,000	—
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
4.77%, 03/30/2067 (c)	6,000,000	5,304,814
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,850,000
		$13,447,314

Entertainment — 1.00%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027	3,000,000	2,715,000

Environmental Control — 4.96%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (d)	3,000,000	3,131,250
Covanta Holding Corp
5.88%, 03/01/2024	3,000,000	3,090,000
5.88%, 07/01/2025	2,000,000	2,085,000
Waste Pro USA Inc
5.50%, 02/15/2026 (d)	5,000,000	5,154,800
		$13,461,050

Healthcare — Products — 1.91%
Hologic Inc
4.63%, 02/01/2028 (d)	5,000,000	5,181,250

Healthcare — Services — 6.52%
Encompass Health Corp
4.75%, 02/01/2030	2,000,000	2,020,800
5.75%, 09/15/2025	3,000,000	3,130,050
HCA Inc
5.63%, 09/01/2028	4,000,000	4,457,200
MEDNAX Inc
6.25%, 01/15/2027 (d)	5,000,000	4,962,150
Surgery Center Holdings Inc
6.75%, 07/01/2025 (d)	3,500,000	3,141,250
		$17,711,450

Home Builders — 1.22%
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,319,800

Insurance — 1.60%
MetLife Inc
9.25%, 04/08/2038 (d)	3,000,000	4,357,500

Iron & Steel — 0.80%
Allegheny Technologies Inc
7.88%, 08/15/2023	2,000,000	2,169,540

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Lodging — 1.53%
Boyd Gaming Corp
6.00%, 08/15/2026	$1,000,000	$1,054,907
6.88%, 05/15/2023	3,000,000	3,112,500
		$4,167,407

Media — 7.26%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (d)	1,000,000	1,043,750
5.38%, 06/01/2029 (d)	2,000,000	2,130,000
5.75%, 01/15/2024	2,000,000	2,045,000
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,232,500
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	3,965,000
Sirius XM Radio Inc
5.00%, 08/01/2027 (d)	1,000,000	1,032,500
5.38%, 04/15/2025 (d)	4,000,000	4,145,000
Viacom Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (c)	1,000,000	1,038,125
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (c)	1,000,000	1,078,000
		$19,709,875

Mining — 1.11%
Freeport-McMoRan Inc
3.88%, 03/15/2023	3,000,000	3,022,500

Mortgage-Backed Securities — 5.95%
Citigroup Commercial Mortgage Trust 2015-GC29
4.28%, 04/10/2048 (h)	750,000	791,982
COMM 2015-CCRE22 Mortgage Trust
4.25%, 03/10/2048 (h)	500,000	531,340
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046 (d),(h)	500,000	517,687
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (h)	2,000,000	2,048,346
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047 (h)	2,000,000	2,082,274
GS Mortgage Securities Trust 2014-GC24
4.67%, 09/10/2047 (h)	500,000	480,020
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048 (h)	1,241,000	1,328,413
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.55%, 12/15/2047 (d),(h)	1,750,000	1,721,580
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.42%, 07/15/2046 (h)	1,000,000	1,024,307
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46%, 08/15/2050	1,000,000	1,016,742
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%, 09/15/2048 (h)	1,600,000	1,664,642
Wells Fargo Commercial Mortgage Trust 2016-C35
4.18%, 07/15/2048 (h)	1,000,000	1,054,106
WFRBS Commercial Mortgage Trust 2013-C14
4.11%, 06/15/2046 (d),(h)	500,000	482,014
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/2057 (h)	1,000,000	1,017,554
4.05%, 09/15/2057 (d),(h)	500,000	412,153
		$16,173,160

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Office & Business Equipment — 1.09%
CDW LLC / CDW Finance Corp
4.25%, 04/01/2028	$750,000	$765,075
5.50%, 12/01/2024	2,000,000	2,202,000
		$2,967,075

Oil & Gas — 5.28%
Gulfport Energy Corp
6.38%, 01/15/2026	6,000,000	4,200,000
Nabors Industries Inc
5.50%, 01/15/2023	2,000,000	1,645,000
Rowan Cos Inc
4.75%, 01/15/2024	3,000,000	1,755,000
4.88%, 06/01/2022	2,000,000	1,500,000
W&T Offshore Inc
9.75%, 11/01/2023 (d)	3,000,000	2,863,860
Whiting Petroleum Corp
5.75%, 03/15/2021	2,500,000	2,387,575
		$14,351,435

Packaging & Containers — 1.13%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (d)	3,000,000	3,071,250

Pharmaceuticals — 1.86%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (d)	5,000,000	5,050,000

Pipelines — 5.25%
Buckeye Partners LP
3.95%, 12/01/2026	5,000,000	4,402,190
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,000,000	4,637,500
NGPL PipeCo LLC
4.88%, 08/15/2027 (d)	2,000,000	2,143,810
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (c)	3,000,000	3,082,500
		$14,266,000

REITs — 1.55%
CBL & Associates LP
5.95%, 12/15/2026	6,000,000	4,215,000

Storage/Warehousing — 1.90%
Mobile Mini Inc
5.88%, 07/01/2024	5,000,000	5,150,000

Telecommunications — 3.95%
CommScope Technologies LLC
5.00%, 03/15/2027 (d)	5,250,000	4,331,250
Sprint Corp
7.88%, 09/15/2023	3,000,000	3,295,380
T-Mobile USA Inc
6.38%, 03/01/2025	3,000,000	3,107,880
		$10,734,510

Transportation — 1.13%
XPO Logistics Inc
6.50%, 06/15/2022 (d)	3,000,000	3,058,500
TOTAL BONDS		$188,228,304

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2019 (unaudited)

INVESTMENT COMPANIES — 3.20%	Shares Held	Value
Money Market Fund — 3.20%
State Street Institutional U.S. Government Money Market Fund 1.88% (i)	8,685,485	$8,685,485

TOTAL INVESTMENT COMPANIES		$8,685,485
Total Investments		$268,918,300
Other Assets and Liabilities — 1.00%		2,725,232
TOTAL NET ASSETS — 100.00%		$271,643,532

(a)	Non-income producing security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,243,854 or 24.02% of net assets.
(e)	Security is defaulted.
(f)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Trustees. As of September 30, 2019, the fair value of the security totaled $0 or 0.00% of net assets.
(g)	The value of these investments was determined using significant unobservable inputs.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	18.78%
Energy	13.61%
Consumer, Non-cyclical	13.58%
Communications	11.71%
Consumer, Cyclical	9.33%
Utilities	7.89%
Industrial	7.62%
Mortgage Securities	5.95%
Basic Materials	5.27%
Investment Companies	3.20%
Technology	2.06%
Other Assets and Liabilities	1.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.49%	Shares Held	Value

Advertising — 0.16%
Interpublic Group of Cos Inc/The	390	$8,408

Aerospace & Defense — 0.96%
Barnes Group Inc	369	19,018
Raytheon Co	48	9,417
United Technologies Corp	168	22,936
		$51,371

Agriculture — 1.16%
Archer-Daniels-Midland Co	720	29,571
Bunge Ltd	576	32,613
		$62,184

Airlines — 2.02%
Alaska Air Group Inc	495	32,130
Delta Air Lines Inc	425	24,480
JetBlue Airways Corp (a)	1,861	31,172
Southwest Airlines Co	381	20,578
		$108,360

Apparel — 1.34%
Columbia Sportswear Co	87	8,429
PVH Corp	269	23,734
Ralph Lauren Corp	167	15,943
Tapestry Inc	612	15,943
Under Armour Inc, Class C (a)	446	8,086
		$72,135

Auto Manufacturers — 0.41%
PACCAR Inc	311	21,773

Auto Parts & Equipment — 0.94%
BorgWarner Inc	767	28,134
Goodyear Tire & Rubber Co/The	1,549	22,313
		$50,447

Banks — 8.64%
Associated Banc-Corp	988	20,007
Bank of America Corp	538	15,693
Bank of New York Mellon Corp/The	127	5,742
BankUnited Inc	429	14,423
BB&T Corp	131	6,991
BOK Financial Corp	74	5,857
CIT Group Inc	447	20,254
Citizens Financial Group Inc	617	21,823
Fifth Third Bancorp	568	15,552
First Citizens BancShares Inc, Class A	16	7,545
First Hawaiian Inc	247	6,595
First Horizon National Corp	1,459	23,636
FNB Corp	1,864	21,492
Hancock Whitney Corp	527	20,181
Home BancShares Inc	803	15,092
Huntington Bancshares Inc	463	6,607
IBERIABANK Corp	292	22,058
PacWest Bancorp	560	20,350
Pinnacle Financial Partners Inc	389	22,076
PNC Financial Services Group Inc/The	124	17,380
Prosperity Bancshares Inc	211	14,903
Regions Financial Corp	1,391	22,006
Signature Bank	49	5,842
Synovus Financial Corp	168	6,008
TCF Financial Corp	502	19,111
Umpqua Holdings Corp	1,264	20,805

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
United Bankshares Inc	408	$15,451
Valley National Bancorp	2,159	23,468
Wells Fargo & Co	134	6,759
Wintrust Financial Corp	91	5,881
Zions Bancorp NA	307	13,668
		$463,256

Beverages — 0.49%
Constellation Brands Inc, Class A	127	26,325

Biotechnology — 1.50%
Alexion Pharmaceuticals Inc (a)	156	15,279
Bio-Rad Laboratories Inc, Class A (a)	113	37,600
Bluebird Bio Inc (a)	138	12,671
Gilead Sciences Inc	138	8,746
Ultragenyx Pharmaceutical Inc (a)	140	5,989
		$80,285

Chemicals — 3.80%
Air Products & Chemicals Inc	52	11,537
Cabot Corp	665	30,138
CF Industries Holdings Inc	212	10,430
Eastman Chemical Co	368	27,169
FMC Corp	273	23,937
Huntsman Corp	1,236	28,749
International Flavors & Fragrances Inc	166	20,367
LyondellBasell Industries NV, Class A	105	9,394
Mosaic Co/The	980	20,090
Olin Corp	1,180	22,090
		$203,901

Commercial Services — 2.70%
ASGN Inc (a)	139	8,738
CoreLogic Inc (a)	577	26,698
ManpowerGroup Inc	363	30,579
Quanta Services Inc	873	32,999
ServiceMaster Global Holdings Inc (a)	468	26,161
United Rentals Inc (a)	158	19,693
		$144,868

Computers — 3.26%
CACI International Inc, Class A (a)	168	38,852
Cognizant Technology Solutions Corp, Class A	127	7,654
DXC Technology Co	465	13,717
Genpact Ltd	270	10,462
Hewlett Packard Enterprise Co	1,869	28,353
Leidos Holdings Inc	326	27,997
MAXIMUS Inc	127	9,812
Perspecta Inc	1,449	37,848
		$174,695

Construction Materials — 3.11%
Eagle Materials Inc	406	36,544
Fortune Brands Home & Security Inc	449	24,560
Johnson Controls International PLC	866	38,009
Owens Corning	616	38,931
Vulcan Materials Co	189	28,585
		$166,629

Distribution/Wholesale — 0.66%
LKQ Corp (a)	1,123	35,318

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 1.66%
Alliance Data Systems Corp	52	$6,663
Ally Financial Inc	840	27,854
Jefferies Financial Group Inc	1,640	30,176
KKR & Co Inc, Class A	300	8,055
Synchrony Financial	474	16,159
		$88,907

Electrical Components & Equipment — 1.17%
Acuity Brands Inc	164	22,105
AMETEK Inc	119	10,927
Hubbell Inc	76	9,986
Littelfuse Inc	112	19,859
		$62,877

Electronics — 4.30%
Arrow Electronics Inc (a)	384	28,639
Avnet Inc	703	31,273
FLIR Systems Inc	175	9,203
Fortive Corp	110	7,542
Garmin Ltd	254	21,511
Gentex Corp	1,039	28,609
Jabil Inc	1,094	39,132
PerkinElmer Inc	95	8,091
TE Connectivity Ltd	260	24,227
Trimble Inc (a)	224	8,693
Woodward Inc	218	23,507
		$230,427

Engineering & Construction — 2.26%
EMCOR Group Inc	426	36,687
Jacobs Engineering Group Inc	421	38,522
MasTec Inc (a)	711	46,165
		$121,374

Entertainment — 0.54%
Cinemark Holdings Inc	238	9,196
Madison Square Garden Co/The, Class A (a)	75	19,764
		$28,960

Environmental Control — 0.43%
Republic Services Inc	270	23,369

Food — 2.49%
Flowers Foods Inc	438	10,131
General Mills Inc	190	10,473
Ingredion Inc	231	18,882
Kroger Co/The	736	18,974
Performance Food Group Co (a)	549	25,259
Pilgrim's Pride Corp (a)	1,561	50,022
		$133,741

Forest Products & Paper — 0.52%
International Paper Co	665	27,810

Hand/Machine Tools — 1.96%
Colfax Corp (a)	1,175	34,146
Regal Beloit Corp	372	27,100
Snap-on Inc	134	20,976
Stanley Black & Decker Inc	160	23,106
		$105,328

Healthcare — Products — 3.32%
Becton Dickinson and Co	86	21,755

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Cooper Cos Inc/The	32	$9,504
Danaher Corp	168	24,264
DENTSPLY SIRONA Inc	736	39,236
Globus Medical Inc, Class A (a)	184	9,406
Henry Schein Inc (a)	151	9,589
ICU Medical Inc (a)	36	5,746
Integra LifeSciences Holdings Corp (a)	384	23,067
Medtronic PLC	234	25,417
Thermo Fisher Scientific Inc	35	10,194
		$178,178

Healthcare — Services — 3.29%
Anthem Inc	72	17,287
Catalent Inc (a)	489	23,306
Centene Corp (a)	501	21,673
IQVIA Holdings Inc (a)	64	9,560
Laboratory Corp of America Holdings (a)	142	23,856
Quest Diagnostics Inc	358	38,317
Teladoc Health Inc (a)	139	9,413
Universal Health Services Inc, Class B	222	33,023
		$176,435

Home Builders — 1.56%
DR Horton Inc	798	42,063
PulteGroup Inc	1,139	41,630
		$83,693

Home Furnishings — 0.84%
Dolby Laboratories Inc, Class A	327	21,137
Whirlpool Corp	151	23,913
		$45,050

Household Products/Wares — 0.04%
Spectrum Brands Holdings Inc	38	2,023

Insurance — 4.21%
Alleghany Corp (a)	24	19,146
American International Group Inc	527	29,354
American National Insurance Co	156	19,302
Arch Capital Group Ltd (a)	204	8,564
AXA Equitable Holdings Inc	809	17,927
Axis Capital Holdings Ltd	273	18,215
Chubb Ltd	53	8,556
Enstar Group Ltd (a)	88	16,713
Hartford Financial Services Group Inc/The	135	8,182
Loews Corp	478	24,608
Old Republic International Corp	342	8,061
Prudential Financial Inc	238	21,408
Reinsurance Group of America Inc	107	17,107
RenaissanceRe Holdings Ltd	45	8,705
		$225,848

Internet — 0.52%
Snap Inc, Class A (a)	960	15,168
Twitter Inc (a)	306	12,607
		$27,775

Iron & Steel — 0.41%
Allegheny Technologies Inc (a)	1,079	21,850

Leisure Products & Services — 0.16%
Harley-Davidson Inc	242	8,705

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time — 0.83%
Brunswick Corp	405	$21,109
Carnival Corp	531	23,210
		$44,319

Lodging — 0.30%
Boyd Gaming Corp	302	7,233
Wyndham Hotels & Resorts Inc	171	8,847
		$16,080

Machinery — Diversified — 3.59%
AGCO Corp	456	34,519
Crane Co	250	20,158
Cummins Inc	136	22,123
Curtiss-Wright Corp	171	22,122
Dover Corp	99	9,856
Flowserve Corp	476	22,234
Gardner Denver Holdings Inc (a)	787	22,264
Middleby Corp/The (a)	73	8,534
Roper Technologies Inc	28	9,985
Wabtec Corp	292	20,983
		$192,778

Machinery — Construction & Mining — 0.56%
Oshkosh Corp	400	30,320
Media — 1.83%
Altice USA Inc, Class A (a)	433	12,418
Liberty Media Corp-Liberty Braves, Series C (a)	322	8,936
New York Times Co/The Class A	273	7,775
News Corp, Class A	2,386	33,213
Viacom Inc, Class B	1,065	25,592
Walt Disney Co/The	80	10,426
		$98,360

Metal Fabrication & Hardware — 0.78%
RBC Bearings Inc (a)	64	10,618
Timken Co/The	716	31,153
		$41,771

Mining — 1.21%
Newmont Goldcorp Corp	932	35,342
Royal Gold Inc	239	29,447
		$64,789

Miscellaneous Manufacture — 2.56%
Carlisle Cos Inc	173	25,178
Eaton Corp PLC	383	31,847
Hexcel Corp	124	10,184
Ingersoll-Rand PLC	85	10,473
ITT Inc	369	22,579
Parker-Hannifin Corp	51	9,211
Textron Inc	574	28,103
		$137,575

Office & Business Equipment — 0.56%
Xerox Corp	1,007	30,119
Oil & Gas — 0.60%
Continental Resources Inc (a)	486	14,964
EOG Resources Inc	229	16,996
		$31,960

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services — 1.65%
Baker Hughes a GE Co	1,181	$27,399
Halliburton Co	707	13,327
National Oilwell Varco Inc	1,108	23,490
Schlumberger Ltd	708	24,192
		$88,408

Packaging & Containers — 1.09%
Graphic Packaging Holding Co	2,524	37,229
Sonoco Products Co	364	21,188
		$58,417

Pharmaceuticals — 2.24%
Allergan PLC	222	37,360
Cardinal Health Inc	564	26,615
Jazz Pharmaceuticals PLC (a)	154	19,734
Madrigal Pharmaceuticals Inc (a)	68	5,863
McKesson Corp	168	22,959
Pfizer Inc	207	7,437
		$119,968

Pipelines — 0.19%
ONEOK Inc	140	10,317

REITs — 4.81%
American Homes 4 Rent, Class A	708	18,330
Apple Hospitality REIT Inc	1,394	23,113
Blackstone Mortgage Trust Inc, Class A	453	16,240
Cousins Properties Inc	175	6,578
Equity Commonwealth	478	16,371
Hudson Pacific Properties Inc	200	6,692
Invitation Homes Inc	290	8,587
Kimco Realty Corp	880	18,374
Medical Properties Trust Inc	366	7,159
RLJ Lodging Trust	1,230	20,898
Sabra Health Care REIT Inc	1,257	28,861
Senior Housing Properties Trust	515	4,766
SL Green Realty Corp	173	14,143
Spirit Realty Capital Inc	400	19,144
Starwood Property Trust Inc	298	7,218
Sunstone Hotel Investors Inc	443	6,087
VEREIT Inc	1,937	18,944
VICI Properties Inc	734	16,625
		$258,130

Retail — 4.05%
Advance Auto Parts Inc	56	9,262
American Eagle Outfitters Inc	1,049	17,015
CarMax Inc (a)	152	13,376
Casey's General Stores Inc	67	10,798
Dollar Tree Inc (a)	222	25,344
Foot Locker Inc	365	15,753
Gap Inc/The	853	14,808
Kohl's Corp	462	22,943
MSC Industrial Direct Co Inc, Class A	107	7,761
Target Corp	129	13,791
Tiffany & Co	95	8,800
Urban Outfitters Inc (a)	701	19,691
Walgreens Boots Alliance Inc	304	16,814
Walmart Inc	91	10,800
Williams-Sonoma Inc	154	10,469
		$217,425

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans — 1.07%
Investors Bancorp Inc	1,246	$14,155
New York Community Bancorp Inc	1,836	23,042
People's United Financial Inc	1,295	20,247
		$57,444

Semiconductors — 3.60%
Analog Devices Inc	201	22,458
AVX Corp	1,713	26,037
Entegris Inc	254	11,953
Intel Corp	404	20,818
IPG Photonics Corp (a)	138	18,713
Lam Research Corp	51	11,787
Marvell Technology Group Ltd	1,556	38,853
Microchip Technology Inc	103	9,570
Silicon Laboratories Inc (a)	111	12,360
Skyworks Solutions Inc	259	20,526
		$193,075

Software — 1.43%
Activision Blizzard Inc	224	11,854
Akamai Technologies Inc (a)	136	12,428
Ceridian HCM Holding Inc (a)	183	9,035
Cerner Corp	169	11,521
Fidelity National Information Services Inc	87	11,550
SS&C Technologies Holdings Inc	146	7,529
Synopsys Inc (a)	93	12,764
		$76,681

Telecommunications — 2.69%
AT&T Inc	989	37,424
Ciena Corp (a)	495	19,419
Corning Inc	895	25,525
Juniper Networks Inc	1,129	27,943
T-Mobile US Inc (a)	430	33,871
		$144,182

Transportation — 3.02%
Kansas City Southern	283	37,642
Kirby Corp (a)	418	34,343
Knight-Swift Transportation Holdings Inc	908	32,960
Norfolk Southern Corp	118	21,200
Old Dominion Freight Line Inc	60	10,198
Ryder System Inc	501	25,937
		$162,280
TOTAL COMMON STOCKS		$5,336,703
INVESTMENT COMPANIES — 0.43%	Shares Held	Value

Money Market Fund — 0.43%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	22,914	$22,914
TOTAL INVESTMENT COMPANIES		$22,914
Total Investments		$5,359,617
Other Assets and Liabilities — 0.08%		4,393

TOTAL NET ASSETS — 100.00%		$5,364,010

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

September 30, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Industrial	25.96%
Financial	20.24%
Consumer, Non-cyclical	17.22%
Consumer, Cyclical	13.65%
Technology	8.85%
Basic Materials	5.93%
Communications	5.20%
Energy	2.44%
Investment Companies	0.43%
Other Assets and Liabilities	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.82%	Shares Held	Value

Biotechnology — 50.55%
Abeona Therapeutics Inc (a)	5,996	$13,551
ACADIA Pharmaceuticals Inc (a)	22,285	802,037
Acceleron Pharma Inc (a)	8,029	317,226
Achillion Pharmaceuticals Inc (a)	20,630	74,268
Acorda Therapeutics Inc (a)	7,089	20,345
Agenus Inc (a)	12,931	33,362
Alder Biopharmaceuticals Inc (a)	11,877	224,000
Aldeyra Therapeutics Inc (a)	4,077	21,486
Alexion Pharmaceuticals Inc (a)	12,722	1,245,993
Allakos Inc (a)	6,450	507,163
Allogene Therapeutics Inc (a)	18,811	512,694
Alnylam Pharmaceuticals Inc (a)	16,325	1,312,856
AMAG Pharmaceuticals Inc (a)	5,151	59,494
Amicus Therapeutics Inc (a)	34,683	278,158
AnaptysBio Inc (a)	4,208	147,238
Apellis Pharmaceuticals Inc (a)	8,767	211,197
Arena Pharmaceuticals Inc (a)	7,664	350,781
ArQule Inc (a)	16,222	116,312
Arrowhead Pharmaceuticals Inc (a)	14,608	411,653
Assembly Biosciences Inc (a)	3,014	29,628
Atara Biotherapeutics Inc (a)	6,870	97,004
Audentes Therapeutics Inc (a)	6,648	186,742
Avrobio Inc (a)	3,566	50,352
Axovant Gene Therapies Ltd (a)	2,893	18,689
BioCryst Pharmaceuticals Inc (a)	16,318	46,751
Biohaven Pharmaceutical Holding Co Ltd (a)	6,011	250,779
BioMarin Pharmaceutical Inc (a)	19,358	1,304,729
Bluebird Bio Inc (a)	8,485	779,093
Blueprint Medicines Corp (a)	6,822	501,212
Cara Therapeutics Inc (a)	5,871	107,322
ChemoCentryx Inc (a)	7,520	50,986
CRISPR Therapeutics AG (a)	8,108	332,347
Cymabay Therapeutics Inc (a)	8,851	45,317
CytomX Therapeutics Inc (a)	6,714	49,549
Deciphera Pharmaceuticals Inc (a)	5,805	197,022
Denali Therapeutics Inc (a)	14,763	226,169
Dicerna Pharmaceuticals Inc (a)	9,336	134,065
Dynavax Technologies Corp (a)	5,729	20,481
Editas Medicine Inc (a)	7,116	161,818
Epizyme Inc (a)	11,788	121,593
Esperion Therapeutics Inc (a)	3,992	146,347
Evolus Inc (a)	4,060	63,417
Exact Sciences Corp (a)	15,032	1,358,442
Fate Therapeutics Inc (a)	10,065	156,309
FibroGen Inc (a)	13,240	489,615
Five Prime Therapeutics Inc (a)	5,281	20,464
Geron Corp (a)	27,735	36,888
GlycoMimetics Inc (a)	6,421	27,675
Guardant Health Inc (a)	13,240	845,109
Halozyme Therapeutics Inc (a)	22,510	349,130
ImmunoGen Inc (a)	22,189	53,697
Immunomedics Inc (a)	29,602	392,523
Inovio Pharmaceuticals Inc (a)	14,190	29,090
Insmed Inc (a)	12,068	212,880
Intercept Pharmaceuticals Inc (a)	4,611	305,986
Intrexon Corp (a)	20,423	116,820
Ionis Pharmaceuticals Inc (a)	21,089	1,263,442
Iovance Biotherapeutics Inc (a)	19,127	348,111
Karyopharm Therapeutics Inc (a)	9,057	87,128
Lexicon Pharmaceuticals Inc (a)	15,765	47,453
MacroGenics Inc (a)	7,260	92,638
Medicines Co/The (a)	11,310	565,500
Moderna Inc (a)	50,886	810,105

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Novavax Inc (a)	2,849	$14,302
Omeros Corp (a)	7,294	119,111
PolarityTE Inc (a)	3,194	10,317
Prothena Corp PLC (a)	5,933	46,515
PTC Therapeutics Inc (a)	8,892	300,727
Puma Biotechnology Inc (a)	5,676	61,102
Radius Health Inc (a)	6,809	175,332
REGENXBIO Inc (a)	5,667	201,745
Retrophin Inc (a)	6,164	71,441
Rigel Pharmaceuticals Inc (a)	24,880	46,526
Rocket Pharmaceuticals Inc (a)	6,457	75,224
Rubius Therapeutics Inc (a)	11,764	92,347
Sage Therapeutics Inc (a)	7,862	1,102,960
Sangamo Therapeutics Inc (a)	15,957	144,411
Seattle Genetics Inc (a)	23,381	1,996,737
Solid Biosciences Inc (a)	5,274	54,533
Sorrento Therapeutics Inc (a)	13,013	27,848
Stemline Therapeutics Inc (a)	4,497	46,814
Theravance Biopharma Inc (a)	8,272	161,139
Ultragenyx Pharmaceutical Inc (a)	8,727	373,341
Veracyte Inc (a)	6,118	146,832
Verastem Inc (a)	10,982	13,288
Vericel Corp (a)	5,424	82,119
Viking Therapeutics Inc (a)	7,580	52,150
ZIOPHARM Oncology Inc (a)	19,622	83,982
		$24,691,074

Chemicals — 0.11%
Amyris Inc (a)	11,389	54,212

Electronics — 0.10%
Fluidigm Corp (a)	10,268	47,541

Healthcare — Products — 13.56%
Accelerate Diagnostics Inc (a)	7,623	141,559
AtriCure Inc (a)	4,926	122,854
AxoGen Inc (a)	5,144	64,197
BioLife Solutions Inc (a)	2,450	40,731
Cardiovascular Systems Inc (a)	5,093	242,019
CareDx Inc (a)	5,409	122,297
Cerus Corp (a)	20,382	105,069
CryoLife Inc (a)	5,510	149,597
Cutera Inc (a)	2,059	60,185
Glaukos Corp (a)	5,341	333,866
Inspire Medical Systems Inc (a)	3,330	203,197
Insulet Corp (a)	8,783	1,448,580
Intersect ENT Inc (a)	4,216	71,714
Invacare Corp	4,889	36,668
iRhythm Technologies Inc (a)	3,536	262,053
NanoString Technologies Inc (a)	4,589	99,077
Natus Medical Inc (a)	4,936	157,162
Nevro Corp (a)	4,327	371,992
Novocure Ltd (a)	14,593	1,091,265
OPKO Health Inc (a)	91,653	191,555
Quidel Corp (a)	5,028	308,468
Sientra Inc (a)	4,231	27,417
Surmodics Inc (a)	1,987	90,885
Tandem Diabetes Care Inc (a)	8,860	522,563
ViewRay Inc (a)	10,069	29,200
Wright Medical Group NV (a)	15,923	328,491
		$6,622,661

Healthcare — Services — 8.93%
Brookdale Senior Living Inc (a)	28,981	219,676

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Community Health Systems Inc (a)	16,913	$60,887
DaVita Inc (a)	25,571	1,459,337
Invitae Corp (a)	8,385	161,579
Magellan Health Inc (a)	3,726	231,384
Natera Inc (a)	9,294	304,843
R1 RCM Inc (a)	17,158	153,221
Surgery Partners Inc (a)	7,264	53,645
Syneos Health Inc (a)	15,972	849,870
Teladoc Health Inc (a)	7,082	479,593
Tenet Healthcare Corp (a)	15,428	341,267
Triple-S Management Corp, Class B (a)	3,484	46,686
		$4,361,988

Pharmaceuticals — 26.39%
AcelRx Pharmaceuticals Inc (a)	11,387	25,051
Aclaris Therapeutics Inc (a)	6,092	6,579
Adamas Pharmaceuticals Inc (a)	4,069	20,813
Aerie Pharmaceuticals Inc (a)	6,764	130,004
Agios Pharmaceuticals Inc (a)	9,057	293,447
Aimmune Therapeutics Inc (a)	9,585	200,710
Akebia Therapeutics Inc (a)	17,314	67,871
Akorn Inc (a)	18,677	70,973
Alkermes PLC (a)	24,174	471,635
Amneal Pharmaceuticals Inc (a)	17,098	49,584
Assertio Therapeutics Inc (a)	9,517	12,182
Athenex Inc (a)	10,455	127,185
Axsome Therapeutics Inc (a)	4,953	100,249
Catalyst Pharmaceuticals Inc (a)	15,291	81,195
Clovis Oncology Inc (a)	7,869	30,925
Coherus Biosciences Inc (a)	10,658	215,931
Collegium Pharmaceutical Inc (a)	4,957	56,906
Corbus Pharmaceuticals Holdings Inc (a)	9,323	45,403
CorMedix Inc (a)	17,713	113,009
Dermira Inc (a)	6,299	40,251
DexCom Inc (a)	13,840	2,065,482
Endo International PLC (a)	33,398	107,208
Flexion Therapeutics Inc (a)	5,654	77,488
G1 Therapeutics Inc (a)	5,757	131,144
Global Blood Therapeutics Inc (a)	8,725	423,337
Heron Therapeutics Inc (a)	5,456	100,936
Heska Corp (a)	1,152	81,642
Horizon Therapeutics PLC (a)	26,242	714,570
Intellia Therapeutics Inc (a)	6,731	89,859
Intra-Cellular Therapies Inc (a)	8,203	61,276
Ironwood Pharmaceuticals Inc (a)	28,734	246,681
Kura Oncology Inc (a)	5,661	85,877
La Jolla Pharmaceutical Co (a)	2,717	23,910
Lannett Co Inc (a)	5,847	65,486
Madrigal Pharmaceuticals Inc (a)	2,189	188,736
MannKind Corp (a)	27,882	34,852
Marinus Pharmaceuticals Inc (a)	6,031	9,288
Mirati Therapeutics Inc (a)	5,460	425,389
Momenta Pharmaceuticals Inc (a)	15,161	196,487
MyoKardia Inc (a)	6,263	326,615
Nektar Therapeutics (a)	26,756	487,360
Neurocrine Biosciences Inc (a)	13,954	1,257,395
Owens & Minor Inc	9,263	53,818
Pacira BioSciences Inc (a)	6,417	244,295
Portola Pharmaceuticals Inc (a)	10,339	277,292
Progenics Pharmaceuticals Inc (a)	12,582	63,602
Ra Pharmaceuticals Inc (a)	6,554	155,002
Reata Pharmaceuticals Inc, Class A (a)	3,740	300,285
Revance Therapeutics Inc (a)	6,553	85,189

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Rhythm Pharmaceuticals Inc (a)	5,122	$110,584
Sarepta Therapeutics Inc (a)	11,001	828,595
Senseonics Holdings Inc (a)	26,198	25,897
Spectrum Pharmaceuticals Inc (a)	16,528	137,100
TG Therapeutics Inc (a)	8,088	45,414
TherapeuticsMD Inc (a)	35,891	130,284
Tricida Inc (a)	6,571	202,847
uniQure NV (a)	5,838	229,784
Voyager Therapeutics Inc (a)	4,854	83,537
Xencor Inc (a)	8,734	294,598
Zogenix Inc (a)	6,562	262,742
		$12,891,786

Retail — 0.18%
PetIQ Inc (a)	3,172	86,469
TOTAL COMMON STOCKS		$48,755,731
INVESTMENT COMPANIES — 0.22%
	Shares Held	Value
Money Market Fund — 0.22%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	106,195	$106,195
TOTAL INVESTMENT COMPANIES		$106,195
Total Investments		$48,861,926
Other Assets and Liabilities — (0.04)%		(17,816)
TOTAL NET ASSETS — 100.00%		$48,844,110

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	99.43%
Investment Companies	0.22%
Consumer, Cyclical	0.18%
Basic Materials	0.11%
Industrial	0.10%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 98.37%	Shares Held	Value

Advertising — 0.40%
Dentsu Inc	300	$10,557
Hakuhodo DY Holdings Inc	904	13,051
Publicis Groupe SA	364	17,901
WPP PLC	2,173	27,199
		$68,708

Aerospace & Defense — 1.15%
Airbus SE	525	68,209
BAE Systems PLC	3,658	25,637
CAE Inc	918	23,323
IHI Corp	600	13,029
MTU Aero Engines AG	84	22,321
Safran SA	301	47,391
		$199,910

Agriculture — 0.90%
British American Tobacco PLC	1,927	71,258
Imperial Brands PLC	848	19,062
Japan Tobacco Inc	2,600	56,893
Swedish Match AB	203	8,395
		$155,608

Airlines — 0.26%
ANA Holdings Inc	400	13,444
International Consolidated Airlines Group SA	3,447	20,132
Japan Airlines Co Ltd	400	11,882
		$45,458

Apparel — 1.94%
adidas AG	161	50,126
Gildan Activewear Inc	561	19,910
Hermes International	28	19,349
Kering SA	130	66,249
LVMH Moet Hennessy Louis Vuitton SE	350	139,108
Moncler SpA	483	17,215
Puma SE	336	26,002
		$337,959

Auto Manufacturers — 1.99%
Bayerische Motoren Werke AG	343	24,147
Daimler AG	827	41,121
Honda Motor Co Ltd	1,709	44,232
Isuzu Motors Ltd	1,100	12,111
Peugeot SA	798	19,901
Renault SA	294	16,875
Toyota Motor Corp	2,400	160,170
Volvo AB, Class B	1,990	27,948
		$346,505

Auto Parts & Equipment — 1.48%
CIE Automotive SA	722	18,100
Cie Generale des Etablissements Michelin SCA	162	18,081
Cie Plastic Omnium SA	729	19,991
Continental AG	127	16,292
Faurecia SE	462	21,915
Freni Brembo SpA	1,710	16,663
Hella GmbH & Co KGaA	441	19,717
NGK Insulators Ltd	1,000	14,234
NGK Spark Plug Co Ltd	778	14,808
Nokian Renkaat OYJ	581	16,389
Stanley Electric Co Ltd	600	15,848
Sumitomo Electric Industries Ltd	1,100	13,948

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Parts & Equipment (continued)
Sumitomo Rubber Industries Ltd	1,200	$14,228
Valeo SA	672	21,790
Yokohama Rubber Co Ltd/The	800	15,989
		$257,993

Banks — 8.76%
Australia & New Zealand Banking Group Ltd	2,810	54,091
Banco Bilbao Vizcaya Argentaria SA	11,724	61,088
Banco Santander SA	7,793	31,738
Bank Leumi Le-Israel BM	1,143	8,135
Bank of Montreal	1,051	77,410
Bank of Nova Scotia/The	1,213	68,897
Banque Cantonale Vaudoise	49	37,509
Barclays PLC	13,133	24,286
BNP Paribas SA	1,079	52,534
Canadian Imperial Bank of Commerce	441	36,386
Commonwealth Bank of Australia	1,072	58,484
Credit Agricole SA	1,605	19,488
Credit Suisse Group AG (a)	2,418	29,642
DBS Group Holdings Ltd	1,800	32,558
DNB ASA	393	6,922
FinecoBank Banca Fineco SpA	1,478	15,645
Hang Seng Bank Ltd	477	10,285
HSBC Holdings PLC	17,477	134,219
ING Groep NV	3,861	40,416
Intesa Sanpaolo SpA	16,161	38,321
Israel Discount Bank Ltd, Class A	2,166	9,527
Lloyds Banking Group PLC	67,017	44,595
Macquarie Group Ltd	316	27,957
Mediobanca Banca di Credito Finanziario SpA	1,871	20,434
Mitsubishi UFJ Financial Group Inc	13,600	68,978
Mizrahi Tefahot Bank Ltd	364	9,047
Mizuho Financial Group Inc	3,500	5,360
National Australia Bank Ltd	890	17,841
National Bank of Canada	449	22,341
Oversea-Chinese Banking Corp Ltd	3,700	29,072
Royal Bank of Canada	1,422	115,351
Seven Bank Ltd	4,900	13,414
Shinsei Bank Ltd	1,000	14,557
Shizuoka Bank Ltd/The	2,100	15,635
Skandinaviska Enskilda Banken AB, Class A	1,185	10,892
Sumitomo Mitsui Financial Group Inc	344	11,756
Svenska Handelsbanken AB, Class A	974	9,121
Swedbank AB, Class A	729	10,494
Toronto-Dominion Bank/The	1,815	105,830
UBS Group AG (a)	3,833	43,513
United Overseas Bank Ltd	500	9,283
Westpac Banking Corp	3,413	68,279
		$1,521,331

Beverages — 2.48%
Anheuser-Busch InBev SA	1,058	100,810
Asahi Group Holdings Ltd	300	14,844
Carlsberg A/S, Class B	126	18,624
Coca-Cola HBC AG	673	21,986
Davide Campari-Milano SpA	1,976	17,855
Diageo PLC	2,880	118,025
Fevertree Drinks PLC	582	17,339
Heineken Holding NV	196	19,515
Heineken NV	238	25,723
Ito En Ltd	300	14,123
Pernod Ricard SA	175	31,167
Royal Unibrew A/S	217	17,892

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Suntory Beverage & Food Ltd	300	$12,818
		$430,721

Biotechnology — 0.47%
CSL Ltd	449	70,820
PeptiDream Inc (a)	100	4,745
Swedish Orphan Biovitrum AB (a)	435	6,666
		$82,231

Chemicals — 3.03%
Air Liquide SA	406	57,793
BASF SE	848	59,265
Brenntag AG	378	18,293
Covestro AG (b)	351	17,369
Croda International PLC	343	20,496
Daicel Corp	1,400	11,821
EMS-Chemie Holding AG	70	43,590
Evonik Industries AG	715	17,651
Givaudan SA	15	41,842
Hitachi Chemical Co Ltd	700	22,821
IMCD NV	253	18,710
Koninklijke DSM NV	176	21,178
Methanex Corp	357	12,668
Nutrien Ltd	595	29,641
OC Oerlikon Corp AG	3,000	30,089
OCI NV (a)	708	16,715
Shin-Etsu Chemical Co Ltd	400	42,765
Showa Denko KK	400	10,451
Symrise AG	217	21,088
Tosoh Corp	900	11,886
		$526,132

Coal — 0.08%
Whitehaven Coal Ltd	6,237	13,092

Commercial Services — 3.26%
Adecco Group AG	721	39,891
Adyen NV (a),(b)	25	16,469
Amadeus IT Group SA	785	56,231
Ashtead Group PLC	953	26,529
Atlantia SpA	750	18,140
Babcock International Group PLC	3,574	24,521
Brambles Ltd	2,145	16,505
Bureau Veritas SA	827	19,921
Edenred	427	20,492
GMO Payment Gateway Inc	200	13,373
Intertek Group PLC	364	24,517
Persol Holdings Co Ltd	897	16,940
Randstad NV	399	19,609
Recruit Holdings Co Ltd	1,600	48,625
RELX PLC	3,413	81,097
Rentokil Initial PLC	4,990	28,702
Secom Co Ltd	200	18,234
SGS SA	16	39,661
Sixt SE	189	18,118
Transurban Group	1,913	18,967
		$566,542

Computers — 1.19%
Atos SE	266	18,752
Avast PLC (b)	413	1,970
CGI Inc (a)	294	23,248
Fujitsu Ltd	200	16,009

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
Ingenico Group SA	273	$26,631
Itochu Techno-Solutions Corp	600	15,882
Nomura Research Institute Ltd	1,000	19,894
NTT Data Corp	1,400	18,050
Obic Co Ltd	200	22,788
Otsuka Corp	400	15,926
SCSK Corp	100	4,689
Teleperformance	106	22,980
		$206,819

Construction Materials — 1.63%
AGC Inc	400	12,393
Buzzi Unicem SpA	946	21,694
Daikin Industries Ltd	300	39,343
Geberit AG	93	44,410
HeidelbergCement AG	267	19,300
Kingspan Group PLC	420	20,509
LafargeHolcim Ltd (a)	778	38,290
Nibe Industrier AB, Class B	799	10,134
Rinnai Corp	200	13,429
Sika AG	274	40,082
Taiheiyo Cement Corp	500	13,369
Xinyi Glass Holdings Ltd	10,000	11,011
		$283,964

Distribution/Wholesale — 1.19%
Bunzl PLC	694	18,133
ITOCHU Corp	1,600	33,014
Jardine Cycle & Carriage Ltd	400	8,682
Marubeni Corp	2,095	13,906
Mitsubishi Corp	1,577	38,665
Mitsui & Co Ltd	1,731	28,304
Sojitz Corp	4,113	12,743
Sumitomo Corp	1,045	16,314
Toyota Tsusho Corp	500	16,115
Travis Perkins PLC	1,289	20,461
		$206,337

Diversified Financial Services — 2.19%
Acom Co Ltd	4,200	16,470
Amundi SA (b)	308	21,485
Ashmore Group PLC	4,128	25,683
ASX Ltd	364	19,917
Euronext NV (b)	308	25,195
Hong Kong Exchanges & Clearing Ltd	1,178	34,569
IGM Financial Inc	785	22,291
Intrum AB	357	8,972
Japan Exchange Group Inc	813	12,775
Julius Baer Group Ltd (a)	953	42,224
London Stock Exchange Group PLC	371	33,336
Magellan Financial Group Ltd	694	24,095
Mitsubishi UFJ Lease & Finance Co Ltd	2,800	16,159
ORIX Corp	1,000	14,899
Schroders PLC	652	24,651
Singapore Exchange Ltd	1,600	9,805
TMX Group Ltd	315	27,186
		$379,712

Electric — 2.74%
A2A SpA	10,638	19,526
AGL Energy Ltd	1,157	14,962
Canadian Utilities Ltd, Class A	743	21,900

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Chubu Electric Power Co Inc	900	$13,027
CLP Holdings Ltd	1,016	10,675
Electric Power Development Co Ltd	600	13,679
Elia System Operator SA	280	22,889
Emera Inc	540	23,706
Endesa SA	763	20,076
Enel SpA	12,572	93,878
Fortis Inc	547	23,125
Hera SpA	5,368	22,034
Iberdrola SA	9,201	95,633
Kansai Electric Power Co Inc/The	1,000	11,177
Power Assets Holdings Ltd	1,500	10,076
Red Electrica Corp SA	911	18,503
Terna Rete Elettrica Nazionale SpA	3,063	19,677
Uniper SE	645	21,154
		$475,697

Electrical Components & Equipment — 0.58%
Brother Industries Ltd	800	14,472
Casio Computer Co Ltd	1,200	18,590
Legrand SA	288	20,554
Schneider Electric SE	546	47,907
		$101,523

Electronics — 0.45%
ABB Ltd	105	2,063
Assa Abloy AB, Class B	476	10,594
Halma PLC	1,058	25,640
Hitachi High-Technologies Corp	400	23,084
Hoya Corp	200	16,313
		$77,694

Engineering & Construction — 1.60%
Acciona SA	175	18,521
ACS Actividades de Construccion y Servicios SA	442	17,661
Aena SME SA (b)	106	19,410
Auckland International Airport Ltd	1,247	7,145
CK Infrastructure Holdings Ltd	1,500	10,095
COMSYS Holdings Corp	532	15,056
Eiffage SA	203	21,046
Infrastrutture Wireless Italiane SpA (b)	2,172	22,537
Kajima Corp	900	11,795
NWS Holdings Ltd	6,000	9,294
Obayashi Corp	1,400	13,932
Shimizu Corp	1,600	14,472
Singapore Technologies Engineering Ltd	3,500	9,724
Skanska AB, Class B	567	11,485
Sydney Airport	3,399	18,422
Vinci SA	540	58,163
		$278,758

Entertainment — 0.71%
Aristocrat Leisure Ltd	1,030	21,273
Cineworld Group PLC	6,391	17,916
Genting Singapore Ltd	11,300	7,195
Oriental Land Co Ltd	300	45,614
Sankyo Co Ltd	400	13,743
Toho Co Ltd	400	17,517
		$123,258

Environmental Control — 0.16%
Tomra Systems ASA	245	6,544

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Environmental Control (continued)
Waste Connections Inc	231	$21,221
		$27,765

Food — 5.56%
a2 Milk Co Ltd (a)	708	5,879
Axfood AB	553	11,746
Calbee Inc	600	18,645
Chocoladefabriken Lindt & Spruengli AG	6	44,306
Chr Hansen Holding A/S	77	6,536
Danone SA	638	56,201
Emmi AG	43	35,070
Empire Co Ltd, Class A	939	25,423
Glanbia PLC	995	12,363
ICA Gruppen AB	259	11,966
Jeronimo Martins SGPS SA	1,317	22,221
Kerry Group PLC, Class A	175	20,467
Kesko OYJ, Class B	322	20,342
Kewpie Corp	600	14,001
Koninklijke Ahold Delhaize NV	2,229	55,769
Leroy Seafood Group ASA	1,003	6,092
Loblaw Cos Ltd	413	23,523
MEIJI Holdings Co Ltd	200	14,576
Metro Inc	553	24,347
Mowi ASA	329	7,591
Nestle SA	3,380	366,702
Nisshin Seifun Group Inc	700	12,935
Salmar ASA	154	6,754
SSP Group PLC	2,425	18,486
Tate & Lyle PLC	2,431	21,999
Tesco PLC	9,160	27,143
Wesfarmers Ltd	1,128	30,302
Woolworths Group Ltd	1,311	32,988
Yakult Honsha Co Ltd	200	11,172
		$965,545

Food Service — 0.32%
Compass Group PLC	1,416	36,440
Sodexo SA	175	19,646
		$56,086

Forest Products & Paper — 0.23%
Mondi PLC	1,037	19,865
Smurfit Kappa Group PLC	694	20,651
		$40,516

Gas — 0.55%
Centrica PLC	15,445	14,004
Enagas SA	666	15,433
Hong Kong & China Gas Co Ltd	6,000	11,697
Italgas SpA	3,146	20,306
National Grid PLC	77	835
Snam SpA	3,778	19,082
Tokyo Gas Co Ltd	600	15,119
		$96,476

Hand/Machine Tools — 0.07%
Techtronic Industries Co Ltd	1,759	12,243

Healthcare — Products — 1.56%
Asahi Intecc Co Ltd	600	15,743
Carl Zeiss Meditec AG	231	26,336
Cochlear Ltd	147	20,652
Coloplast A/S, Class B	147	17,705

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
ConvaTec Group PLC (b)	12,460	$26,841
DiaSorin SpA	196	22,794
GN Store Nord A/S	343	13,926
Koninklijke Philips NV	84	3,891
Lifco AB, Class B	252	11,883
QIAGEN NV (a)	225	7,367
Sartorius Stedim Biotech	154	21,552
Smith & Nephew PLC	1,157	27,869
Straumann Holding AG	49	40,052
Terumo Corp	476	15,320
		$271,931

Healthcare — Services — 0.41%
Evotec SE (a)	133	2,960
Fresenius Medical Care AG & Co KGaA	239	16,073
Fresenius SE & Co KGaA	350	16,364
Ramsay Health Care Ltd	392	17,163
Sonic Healthcare Ltd	1,030	19,500
		$72,060

Holding Companies — Diversified — 0.28%
CK Hutchison Holdings Ltd	3,000	26,487
Swire Pacific Ltd, Class A	918	8,544
Washington H Soul Pattinson & Co Ltd	960	13,627
		$48,658

Home Builders — 0.76%
Barratt Developments PLC	2,943	23,448
Bellway PLC	581	23,903
Berkeley Group Holdings PLC	477	24,509
Persimmon PLC	813	21,692
Sekisui House Ltd	900	17,688
Taylor Wimpey PLC	10,729	21,305
		$132,545

Home Furnishings — 0.76%
De' Longhi SpA	721	13,595
Hoshizaki Corp	232	18,217
Howden Joinery Group PLC	3,637	25,060
SEB SA	113	17,157
Sony Corp	1,000	58,701
		$132,730

Household Products — 2.34%
Essity AB, Class B	357	10,419
Kao Corp	883	65,201
L'Oreal SA	245	68,602
Lion Corp	700	13,796
Unicharm Corp	500	15,815
Unilever NV	2,236	134,408
Unilever PLC	1,639	98,545
		$406,786

Household Products/Wares — 0.40%
Reckitt Benckiser Group PLC	701	54,680
Societe BIC SA	217	14,569
		$69,249

Insurance — 5.41%
Admiral Group PLC	813	21,172
AIA Group Ltd	11,107	104,938
Allianz SE	392	91,370

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
ASR Nederland NV	469	$17,314
Assicurazioni Generali SpA	1,051	20,368
Aviva PLC	4,275	20,988
AXA SA	596	15,220
Direct Line Insurance Group PLC	4,997	18,444
Great-West Lifeco Inc	834	20,025
Grupo Catalana Occidente SA	546	17,347
Hannover Rueck SE	133	22,484
iA Financial Corp Inc	547	24,892
Intact Financial Corp	238	23,954
Japan Post Holdings Co Ltd	1,400	12,883
Legal & General Group PLC	6,405	19,562
Manulife Financial Corp	3,812	69,918
MS&AD Insurance Group Holdings Inc	500	16,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	140	36,226
Power Corp of Canada	869	20,019
Power Financial Corp	869	20,150
Prudential PLC	743	13,475
Sampo OYJ, Class A	428	17,018
SCOR SE	456	18,832
Sony Financial Holdings Inc	800	17,328
Sun Life Financial Inc	526	23,520
Swiss Life Holding AG	88	42,067
Swiss Re AG	322	33,586
Tokio Marine Holdings Inc	700	37,413
Topdanmark A/S	322	15,541
Tryg A/S	582	16,678
Zurich Insurance Group AG	238	91,094
		$940,011

Internet — 0.59%
Auto Trader Group PLC (b)	3,378	21,182
Kakaku.com Inc	800	19,666
MonotaRO Co Ltd	700	18,296
Rakuten Inc	1,528	15,050
Rightmove PLC	3,455	23,390
Trend Micro Inc	100	4,754
		$102,338

Investment Companies — 0.23%
KBC Ancora	420	18,668
Sofina SA	98	21,790
		$40,458

Iron & Steel — 0.31%
BlueScope Steel Ltd	1,808	14,656
Evraz PLC	2,845	16,357
Fortescue Metals Group Ltd	3,805	22,600
		$53,613

Leisure Time — 0.33%
Carnival PLC	469	19,433
CTS Eventim AG & Co KGaA	407	22,935
Shimano Inc	100	15,057
		$57,425

Lodging — 0.27%
Galaxy Entertainment Group Ltd	2,000	12,440
NagaCorp Ltd	8,000	12,514
Sands China Ltd	2,348	10,635
Wynn Macau Ltd	5,600	10,932
		$46,521

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified — 1.90%
ANDRITZ AG	455	$18,597
Atlas Copco AB, Class A	918	28,275
Daifuku Co Ltd	280	14,424
GEA Group AG	743	20,060
Hexagon AB, Class B	295	14,222
Interpump Group SpA	596	18,839
Keyence Corp	100	61,873
KION Group AG	371	19,511
Kone OYJ, Class B	385	21,921
Metso OYJ	567	21,179
SMC Corp	42	17,907
Spirax-Sarco Engineering PLC	245	23,632
Toromont Industries Ltd	399	19,275
Valmet Oyj	764	14,831
Zardoya Otis SA	2,347	15,937
		$330,483

Machinery — Construction & Mining — 0.25%
Epiroc AB, Class A	1,016	11,013
Komatsu Ltd	700	16,023
Mitsubishi Heavy Industries Ltd	400	15,656
		$42,692

Media — 0.86%
ITV PLC	13,876	21,480
Pearson PLC	2,109	19,137
Quebecor Inc, Class B	827	18,777
Telenet Group Holding NV	406	19,161
Thomson Reuters Corp	343	22,925
Vivendi SA	974	26,731
Wolters Kluwer NV	287	20,953
		$149,164

Metal Fabrication & Hardware — 0.14%
NSK Ltd	1,600	13,466
SKF AB, Class B	617	10,198
		$23,664

Mining — 2.64%
Anglo American PLC	862	19,832
BHP Group Ltd	4,065	100,748
BHP Group PLC	3,399	72,401
Evolution Mining Ltd	6,896	21,085
Glencore PLC	11,402	34,312
Kirkland Lake Gold Ltd	666	29,835
Newcrest Mining Ltd	988	23,173
Polymetal International PLC	2,039	28,581
Rio Tinto Ltd	820	51,289
Rio Tinto PLC	1,493	77,265
		$458,521

Miscellaneous Manufacture — 0.91%
Aalberts NV	561	22,233
FUJIFILM Holdings Corp	300	13,151
IMI PLC	1,843	21,759
Nikon Corp	1,030	12,841
Siemens AG	742	79,459
Trelleborg AB, Class B	665	9,329
		$158,772

Office & Business Equipment — 0.26%
Canon Inc	1,324	35,296

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Office & Business Equipment (continued)
Konica Minolta Inc	1,400	$9,737
		$45,033

Oil & Gas — 4.28%
Aker BP ASA	203	5,431
BP PLC	18,900	119,864
Canadian Natural Resources Ltd	1,108	29,481
Eni SpA	2,523	38,593
Equinor ASA	336	6,391
Galp Energia SGPS SA	1,212	18,263
Imperial Oil Ltd	743	19,348
Neste OYJ	547	18,107
Oil Search Ltd	3,217	15,894
Royal Dutch Shell PLC, Class A	8,129	238,281
Santos Ltd	3,700	19,304
Suncor Energy Inc	1,563	49,302
TOTAL SA	2,221	115,919
Tullow Oil PLC	7,330	19,278
Vermilion Energy Inc	820	13,660
Woodside Petroleum Ltd	729	15,932
		$743,048

Oil & Gas Services — 0.19%
John Wood Group PLC	3,476	16,237
SBM Offshore NV	1,023	17,004
		$33,241

Pharmaceuticals — 7.81%
Alfresa Holdings Corp	511	11,404
Amplifon SpA	995	24,401
Astellas Pharma Inc	1,900	27,035
AstraZeneca PLC	666	59,459
Aurora Cannabis Inc (a)	2,242	9,849
Bayer AG	343	24,185
Chugai Pharmaceutical Co Ltd	210	16,314
Daiichi Sankyo Co Ltd	600	37,756
GlaxoSmithKline PLC	6,076	130,335
Grifols SA	455	13,410
Hikma Pharmaceuticals PLC	982	26,563
Ipsen SA	140	13,291
Kobayashi Pharmaceutical Co Ltd	200	15,205
Kyowa Kirin Co Ltd	700	13,582
Medipal Holdings Corp	610	13,574
Nippon Shinyaku Co Ltd	197	16,562
Novartis AG	3,244	281,284
Novo Nordisk A/S, Class B	2,341	120,349
Ono Pharmaceutical Co Ltd	700	12,670
Orion OYJ, Class B	518	19,320
Roche Holding AG	967	281,414
Sanofi	1,051	97,439
Shionogi & Co Ltd	200	11,096
Sino Biopharmaceutical Ltd	14,000	17,791
Sumitomo Dainippon Pharma Co Ltd	588	9,653
Suzuken Co Ltd/Aichi Japan	300	16,092
Takeda Pharmaceutical Co Ltd	600	20,476
UCB SA	225	16,333
		$1,356,842

Pipelines — 0.76%
Enbridge Inc	1,900	66,687
Pembina Pipeline Corp	553	20,499

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pipelines (continued)
TC Energy Corp	869	$44,996
		$132,182

Private Equity — 0.50%
Brookfield Asset Management Inc, Class A	1,625	86,288

Real Estate — 2.57%
Aeon Mall Co Ltd	900	14,192
Aroundtown SA	2,355	19,261
CA Immobilien Anlagen AG	539	19,123
CapitaLand Ltd	3,500	8,939
Castellum AB	532	11,392
CK Asset Holdings Ltd	1,325	8,977
Daito Trust Construction Co Ltd	105	13,411
Deutsche Wohnen SE	400	14,601
Fastighets AB Balder, Class B (a)	322	12,194
Grand City Properties SA	806	18,132
Henderson Land Development Co Ltd	2,000	9,314
Hufvudstaden AB, Class A	589	10,662
Hulic Co Ltd	1,400	14,307
Hysan Development Co Ltd	2,000	8,064
Kerry Properties Ltd	3,000	9,244
LEG Immobilien AG	161	18,426
Mitsubishi Estate Co Ltd	1,400	26,984
Mitsui Fudosan Co Ltd	988	24,480
New World Development Co Ltd	7,000	9,092
PSP Swiss Property AG	351	44,559
REA Group Ltd	337	24,615
Relo Group Inc	500	12,245
Shimao Property Holdings Ltd	3,500	10,226
Sumitomo Realty & Development Co Ltd	400	15,216
Sun Hung Kai Properties Ltd	1,500	21,588
TAG Immobilien AG (a)	785	17,916
Vonovia SE	372	18,874
Wharf Real Estate Investment Co Ltd	2,000	10,922
		$446,956

REITs — 3.43%
Advance Residence Investment Corp	5	16,416
Allied Properties Real Estate Investment Trust	547	22,118
Ascendas Real Estate Investment Trust	4,120	9,300
Canadian Apartment Properties REIT	526	21,626
CapitaLand Commercial Trust	6,174	9,247
CapitaLand Mall Trust	5,032	9,575
Champion REIT	14,000	9,056
Derwent London PLC	547	22,665
Dexus	1,983	15,967
GLP J-Reit	14	18,567
Goodman Group	1,892	18,108
GPT Group/The	4,065	16,901
H&R Real Estate Investment Trust	1,156	20,182
Hammerson PLC	5,249	18,303
Japan Hotel REIT Investment Corp	18	13,418
Japan Prime Realty Investment Corp	4	18,978
Japan Real Estate Investment Corp	2	13,410
Japan Retail Fund Investment Corp	7	14,800
Klepierre SA	554	18,815
Land Securities Group PLC	1,934	20,365
Mapletree Commercial Trust	6,300	10,438
Mapletree Logistics Trust	8,400	9,846
Merlin Properties Socimi SA	1,485	20,734
Mirvac Group	9,181	18,962
Nippon Building Fund Inc	2	15,353

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Nippon Prologis REIT Inc	7	$19,170
Nomura Real Estate Master Fund Inc	10	18,053
Orix JREIT Inc	8	17,461
RioCan Real Estate Investment Trust	1,023	20,370
Scentre Group	6,146	16,303
Segro PLC	2,621	26,129
SmartCentres Real Estate Investment Trust	771	18,914
United Urban Investment Corp	9	17,230
Vicinity Centres	9,713	16,848
Warehouses De Pauw CVA	119	21,842
		$595,470

Retail — 2.69%
ABC-Mart Inc	200	12,707
Alimentation Couche-Tard Inc, Class B	2,200	67,419
Canadian Tire Corp Ltd, Class A	189	21,209
Cie Financiere Richemont SA	49	3,595
Cosmos Pharmaceutical Corp	100	19,561
Dufry AG (a)	365	30,530
FamilyMart Co Ltd	600	14,611
Fast Retailing Co Ltd	100	59,385
Fielmann AG	280	20,615
GrandVision NV (b)	897	26,867
Industria de Diseno Textil SA	1,114	34,483
Lawson Inc	300	15,343
Marui Group Co Ltd	700	14,774
Next PLC	315	23,959
Pan Pacific International Holdings Corp	800	13,355
Pandora A/S	343	13,765
Restaurant Brands International Inc	309	21,971
Sundrug Co Ltd	526	16,540
USS Co Ltd	778	15,089
Welcia Holdings Co Ltd	427	21,483
		$467,261

Semiconductors — 1.20%
Advantest Corp	624	27,557
ASM Pacific Technology Ltd	1,100	13,431
ASML Holding NV	386	95,609
Hamamatsu Photonics KK	400	14,835
Renesas Electronics Corp (a)	3,200	20,776
SUMCO Corp	1,303	17,474
Tokyo Electron Ltd	100	19,019
		$208,701

Shipbuilding — 0.11%
Wartsila OYJ Abp	1,205	13,495
Yangzijiang Shipbuilding Holdings Ltd	7,700	5,348
		$18,843

Software — 1.38%
Constellation Software Inc	23	22,971
Dassault Systemes SE	148	21,092
Micro Focus International PLC	392	5,479
Nemetschek SE	56	2,858
Nexon Co Ltd (a)	900	10,912
Open Text Corp	252	10,279
Sage Group PLC/The	1,100	9,351
SAP SE	995	116,996
Temenos AG (a)	56	9,370
TIS Inc	91	5,243

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
WiseTech Global Ltd	1,093	$25,621
		$240,172

Telecommunications — 3.55%
BCE Inc	1,598	77,292
BT Group PLC	8,697	19,096
Deutsche Telekom AG	3,209	53,843
Elisa OYJ	428	22,065
Hellenic Telecommunications Organization SA	1,465	20,183
Hikari Tsushin Inc	77	16,650
KDDI Corp	1,900	49,642
Nice Ltd (a)	63	9,261
Nippon Telegraph & Telephone Corp	1,300	61,991
NTT DOCOMO Inc	1,300	33,100
Proximus SADP	673	19,989
Rogers Communications Inc, Class B	378	18,411
SoftBank Group Corp	1,700	66,663
Swisscom AG	77	37,981
Telefonica SA	4,380	33,423
Telenor ASA	364	7,304
TELUS Corp	547	19,467
Vodafone Group PLC	25,102	50,000
		$616,361

Toys, Games & Hobbies — 0.32%
Bandai Namco Holdings Inc	300	18,673
Nintendo Co Ltd	100	37,013
		$55,686

Transportation — 3.47%
Aurizon Holdings Ltd	5,550	22,101
Canadian National Railway Co	967	86,828
Canadian Pacific Railway Ltd	294	65,335
Central Japan Railway Co	400	82,201
Cia de Distribucion Integral Logista Holdings SA	827	16,117
ComfortDelGro Corp Ltd	4,900	8,508
Deutsche Post AG	911	30,429
DSV A/S	196	18,650
East Japan Railway Co	400	38,141
Getlink SE	1,282	19,255
Hankyu Hanshin Holdings Inc	400	15,408
Keihan Holdings Co Ltd	300	13,332
Keikyu Corp	800	15,501
Keio Corp	200	12,449
Keisei Electric Railway Co Ltd	400	16,444
Kintetsu Group Holdings Co Ltd	300	15,621
Kyushu Railway Co	500	15,931
Nagoya Railroad Co Ltd	500	14,936
Odakyu Electric Railway Co Ltd	600	14,361
Poste Italiane SpA (b)	1,997	22,702
Seibu Holdings Inc	800	13,932
SG Holdings Co Ltd	500	12,231
Tokyu Corp	800	15,005
West Japan Railway Co	200	16,890
		$602,308

Water — 0.13%
United Utilities Group PLC	2,165	21,983
TOTAL COMMON STOCKS		$17,092,579

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

PREFERRED STOCKS — 0.85%	Shares Held	Value

Auto Manufacturers — 0.49%
Volkswagen AG
2.84%, 09/29/2023	505	$85,899
Electronics — 0.12%
Sartorius AG
0.35%, 05/24/2027	112	20,435
Household Products/Wares — 0.24%
Henkel AG & Co KGaA
1.98%, 08/07/2022	414	40,973
TOTAL PREFERRED STOCKS		$147,307
INVESTMENT COMPANIES — 0.51%	Shares Held	Value

Money Market Fund — 0.51%
State Street Institutional U.S. Government Money Market Fund 1.88% (c)	89,018	$89,018
TOTAL INVESTMENT COMPANIES		$89,018
Total Investments		$17,328,904
Other Assets and Liabilities — 0.27%		46,658
TOTAL NET ASSETS — 100.00%		$17,375,562

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $222,027 or 1.28% of net assets.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
Japan	20.52%
United Kingdom	13.99%
Canada	10.79%
Switzerland	10.77%
France	8.40%
Germany	6.97%
Australia	6.10%
Netherlands	4.08%
Italy	3.13%
Spain	3.01%
Hong Kong	2.30%
Sweden	1.54%
Denmark	1.49%
Belgium	1.39%
Finland	1.06%
Singapore	0.99%
United States	0.75%
Ireland	0.43%
Norway	0.31%
Russia	0.26%
Portugal	0.23%
Austria	0.22%
Luxembourg	0.22%
Israel	0.21%
Jordan	0.15%
Macau	0.12%
Greece	0.12%
New Zealand	0.08%
Cambodia	0.07%
China	0.03%
Other Assets and Liabilities	0.27%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS — 97.54%	Amount	Value

Aerospace & Defense — 4.79%
Boeing Co/The
2.70%, 02/01/2027	$535,000	$544,043
2.80%, 03/01/2024	300,000	307,489
3.50%, 03/01/2039	350,000	369,114
3.63%, 03/01/2048	210,000	220,085
3.75%, 02/01/2050	230,000	248,408
3.90%, 05/01/2049	415,000	455,615
Lockheed Martin Corp
3.35%, 09/15/2021	1,280,000	1,313,581
4.09%, 09/15/2052	220,000	258,747
United Technologies Corp
3.10%, 06/01/2022	320,000	329,908
3.65%, 08/16/2023	190,000	201,064
3.95%, 08/16/2025	435,000	476,566
4.13%, 11/16/2028	405,000	458,211
4.50%, 06/01/2042	380,000	455,068
4.63%, 11/16/2048	200,000	249,703
		$5,887,602

Agriculture — 2.22%
Altria Group Inc
4.00%, 01/31/2024	450,000	474,336
5.80%, 02/14/2039	95,000	110,024
5.95%, 02/14/2049	355,000	417,463
BAT Capital Corp
3.22%, 08/15/2024	880,000	889,635
3.22%, 09/06/2026	440,000	434,455
4.54%, 08/15/2047	315,000	301,956
Reynolds American Inc
5.85%, 08/15/2045	95,000	105,125
		$2,732,994

Airlines — 2.41%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	734,982	770,408
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	789,250	831,159
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	580,201	610,951
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2033	205,000	205,449
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	515,472	542,782
		$2,960,749

Auto Manufacturers — 0.79%
General Motors Financial Co Inc
3.95%, 04/13/2024	950,000	976,534

Banks — 20.39%
Bank of America Corp
(3-month USD LIBOR + 1.18%),
3.19%, 07/23/2030 (a)	465,000	479,564
(3-month USD LIBOR + 0.97%),
3.46%, 03/15/2025 (a)	15,000	15,632
(3-month USD LIBOR + 1.21%),
3.97%, 02/07/2030 (a)	1,220,000	1,333,233
4.10%, 07/24/2023	445,000	474,779
4.20%, 08/26/2024	225,000	241,334
4.25%, 10/22/2026	310,000	334,708
(3-month USD LIBOR + 1.31%),
4.27%, 07/23/2029 (a)	600,000	667,428

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Branch Banking & Trust Co
(5-year Treasury Constant Maturity Rate + 1.15%),
2.64%, 09/17/2029 (a)	$410,000	$407,306
Citigroup Inc
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (a)	165,000	172,555
DBS Group Holdings Ltd
(5-year Swap rate + 1.59%),
4.52%, 12/11/2028 (a),(b)	400,000	424,842
First Republic Bank
2.50%, 06/06/2022	250,000	251,248
4.63%, 02/13/2047	735,000	845,099
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (a)	1,195,000	1,210,453
3.63%, 02/20/2024	1,230,000	1,289,088
3.85%, 01/26/2027	1,060,000	1,123,994
5.75%, 01/24/2022	470,000	506,374
HSBC Holdings PLC
(3-month USD LIBOR + 1.21%),
3.80%, 03/11/2025 (a)	250,000	260,508
JPMorgan Chase & Co
4.35%, 08/15/2021	500,000	520,129
5.50%, 10/15/2040	980,000	1,312,282
Morgan Stanley
5.00%, 11/24/2025	265,000	296,956
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(c)	975,000	988,504
5.75%, 01/25/2021	1,050,000	1,098,694
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	1,710,000	1,823,010
Santander UK PLC
5.00%, 11/07/2023 (b)	335,000	355,723
Skandinaviska Enskilda Banken AB
(5-year Swap rate + 3.85%),
5.75%, 05/13/2020 (a),(c)	3,000,000	3,022,500
SunTrust Bank
4.05%, 11/03/2025	10,000	10,928
Svenska Handelsbanken AB
3.90%, 11/20/2023	355,000	379,349
Synchrony Bank
3.00%, 06/15/2022	1,661,000	1,683,824
UBS AG
4.50%, 06/26/2048 (b)	235,000	291,474
US Bancorp
3.00%, 07/30/2029	300,000	309,158
Wells Fargo & Co
3.75%, 01/24/2024	770,000	814,768
4.40%, 06/14/2046	300,000	336,861
Westpac Banking Corp
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (a)	470,000	490,669
4.42%, 07/24/2039	170,000	187,730
Zions Bancorp NA
3.50%, 08/27/2021	1,100,000	1,124,023
		$25,084,727

Beverages — 3.24%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65%, 02/01/2026	325,000	348,171
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	235,000	250,917

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025	$400,000	$436,879
4.60%, 04/15/2048	585,000	674,705
5.45%, 01/23/2039	295,000	372,927
5.55%, 01/23/2049	135,000	176,677
Constellation Brands Inc
2.65%, 11/07/2022	315,000	318,513
4.40%, 11/15/2025	525,000	580,448
Keurig Dr Pepper Inc
3.55%, 05/25/2021	815,000	832,420
		$3,991,657

Biotechnology — 0.84%
Celgene Corp
2.88%, 08/15/2020	530,000	532,923
Gilead Sciences Inc
2.55%, 09/01/2020	500,000	502,410
		$1,035,333

Chemicals — 0.69%
DuPont de Nemours Inc
5.32%, 11/15/2038	425,000	518,741
5.42%, 11/15/2048	120,000	151,925
LYB International Finance III LLC
4.20%, 10/15/2049	175,000	173,368
		$844,034

Commercial Services — 0.72%
Global Payments Inc
2.65%, 02/15/2025	230,000	231,065
PayPal Holdings Inc
2.20%, 09/26/2022	345,000	346,187
2.65%, 10/01/2026	310,000	312,135
		$889,387

Computers — 1.94%
Apple Inc
2.20%, 09/11/2029	355,000	348,805
3.35%, 02/09/2027	415,000	443,686
4.65%, 02/23/2046	850,000	1,068,792
Dell International LLC / EMC Corp
4.90%, 10/01/2026 (b)	305,000	326,931
8.35%, 07/15/2046 (b)	155,000	204,437
		$2,392,651

Diversified Financial Services — 2.94%
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030 (b)	140,000	135,832
3.50%, 09/10/2049 (b)	250,000	245,325
Brookfield Finance Inc
4.70%, 09/20/2047	90,000	98,649
4.85%, 03/29/2029	280,000	316,889
Brookfield Finance LLC
4.00%, 04/01/2024	450,000	478,945
GE Capital International Funding Co Unlimited Co
4.42%, 11/15/2035	280,000	293,025
Nuveen Finance LLC
4.13%, 11/01/2024 (b)	1,770,000	1,913,502
Nuveen LLC
4.00%, 11/01/2028 (b)	115,000	128,432
		$3,610,599

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 8.41%
Alabama Power Co
3.45%, 10/01/2049	$255,000	$262,993
CMS Energy Corp
3.00%, 05/15/2026	335,000	343,534
Commonwealth Edison Co
4.00%, 03/01/2049	540,000	622,837
Dominion Energy Inc
4.25%, 06/01/2028	690,000	763,952
DTE Electric Co
3.95%, 03/01/2049	165,000	189,077
DTE Energy Co
3.40%, 06/15/2029	625,000	651,346
Duke Energy Florida LLC
3.80%, 07/15/2028	390,000	429,617
Duke Energy Ohio Inc
4.30%, 02/01/2049	165,000	195,578
Evergy Inc
2.90%, 09/15/2029	330,000	328,331
Exelon Corp
3.50%, 06/01/2022	1,135,000	1,164,150
Florida Power & Light Co
3.15%, 10/01/2049	195,000	198,418
MidAmerican Energy Co
4.25%, 07/15/2049	135,000	162,578
NextEra Energy Capital Holding Inc
3.50%, 04/01/2029	710,000	752,374
Northern States Power Co
2.90%, 03/01/2050	200,000	193,356
NSTAR Electric Co
3.25%, 05/15/2029	390,000	415,871
Public Service Co of Colorado
4.05%, 09/15/2049	310,000	361,186
Southern California Edison Co
4.20%, 03/01/2029	800,000	892,177
4.88%, 03/01/2049	590,000	708,520
Southern Co/The
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (a)	715,000	744,008
Tucson Electric Power Co
4.85%, 12/01/2048	150,000	189,473
Virginia Electric & Power Co
3.80%, 04/01/2028	595,000	651,140
4.60%, 12/01/2048	100,000	122,355
		$10,342,871

Electronics — 0.24%
Honeywell International Inc
2.70%, 08/15/2029	290,000	299,434

Environmental Control — 1.11%
Republic Services Inc
2.50%, 08/15/2024	195,000	197,071
Waste Connections Inc
4.25%, 12/01/2028	215,000	241,546
Waste Management Inc
3.20%, 06/15/2026	875,000	922,661
		$1,361,278

Food — 0.83%
General Mills Inc
4.55%, 04/17/2038	160,000	182,102

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Food (continued)
Kraft Heinz Foods Co
4.63%, 10/01/2039 (b)	$90,000	$90,467
4.88%, 10/01/2049 (b)	180,000	181,755
McCormick & Co Inc
3.15%, 08/15/2024	550,000	569,892
		$1,024,216

Forest Products & Paper — 0.22%
International Paper Co
4.35%, 08/15/2048	255,000	264,485

Gas — 0.52%
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029	600,000	641,013

Healthcare — Products — 3.53%
Abbott Laboratories
3.75%, 11/30/2026	390,000	424,883
4.90%, 11/30/2046	760,000	980,430
Becton Dickinson and Co
3.36%, 06/06/2024	475,000	495,467
3.70%, 06/06/2027	235,000	249,471
4.69%, 12/15/2044	454,000	527,071
Boston Scientific Corp
4.00%, 03/01/2029	370,000	408,964
4.70%, 03/01/2049	535,000	652,405
Medtronic Inc
3.50%, 03/15/2025	512,000	549,577
4.63%, 03/15/2045	39,000	50,066
		$4,338,334

Healthcare — Services — 0.32%
UnitedHealth Group Inc
3.50%, 08/15/2039	220,000	229,018
3.70%, 08/15/2049	160,000	169,402
		$398,420

Insurance — 6.16%
AIA Group Ltd
3.20%, 03/11/2025 (b)	910,000	938,510
American International Group Inc
3.90%, 04/01/2026	600,000	639,217
4.50%, 07/16/2044	920,000	1,025,021
Arch Capital Finance LLC
5.03%, 12/15/2046	395,000	495,670
Markel Corp
3.35%, 09/17/2029	320,000	323,310
4.30%, 11/01/2047	350,000	363,496
PartnerRe Finance B LLC
3.70%, 07/02/2029	365,000	380,329
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58),
5.00%, 04/02/2049 (a),(b)	400,000	441,500
XLIT Ltd
4.45%, 03/31/2025	1,780,000	1,933,084
5.50%, 03/31/2045	825,000	1,042,240
		$7,582,377

Iron & Steel — 0.08%
Vale Overseas Ltd
6.88%, 11/21/2036	80,000	101,360

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Machinery — Construction & Mining — 0.24%
Caterpillar Inc
3.25%, 09/19/2049	$280,000	$291,132

Media — 4.30%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.58%, 07/23/2020	730,000	736,538
Comcast Corp
3.38%, 02/15/2025	1,025,000	1,080,806
3.95%, 10/15/2025	485,000	527,903
4.60%, 10/15/2038	670,000	800,382
4.70%, 10/15/2048	265,000	324,478
Fox Corp
5.48%, 01/25/2039 (b)	305,000	373,831
NBCUniversal Media LLC
4.45%, 01/15/2043	510,000	591,254
Viacom Inc
4.38%, 03/15/2043	75,000	77,353
5.25%, 04/01/2044	415,000	467,326
Walt Disney Co/The
2.00%, 09/01/2029	320,000	311,664
		$5,291,535

Mining — 1.00%
BHP Billiton Finance USA Ltd
(5-year Swap rate + 5.09%),
6.75%, 10/19/2075 (a),(b)	500,000	584,375
Teck Resources Ltd
5.40%, 02/01/2043	625,000	640,202
		$1,224,577

Miscellaneous Manufacture — 1.34%
General Electric Co
5.30%, 02/11/2021	1,000,000	1,033,206
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/2029	100,000	106,470
Parker-Hannifin Corp
2.70%, 06/14/2024	130,000	132,409
3.25%, 06/14/2029	155,000	161,478
4.00%, 06/14/2049	195,000	213,981
		$1,647,544

Oil & Gas — 4.14%
BP Capital Markets America Inc
3.41%, 02/11/2026	480,000	506,593
4.23%, 11/06/2028	210,000	237,196
Continental Resources Inc
3.80%, 06/01/2024	1,165,000	1,187,199
4.90%, 06/01/2044	155,000	156,749
Exxon Mobil Corp
2.02%, 08/16/2024	200,000	201,298
2.44%, 08/16/2029	325,000	327,080
3.00%, 08/16/2039	100,000	100,017
3.10%, 08/16/2049	90,000	90,356
Marathon Oil Corp
4.40%, 07/15/2027	240,000	255,926
6.60%, 10/01/2037	600,000	760,303
Occidental Petroleum Corp
2.90%, 08/15/2024	165,000	166,235
3.20%, 08/15/2026	110,000	110,985
3.50%, 08/15/2029	230,000	233,266

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
Total Capital International SA
2.83%, 01/10/2030	$535,000	$549,487
3.46%, 07/12/2049	205,000	216,091
		$5,098,781

Pharmaceuticals — 6.42%
Bayer US Finance II LLC
3.88%, 12/15/2023 (b)	400,000	417,841
Bristol-Myers Squibb Co
2.60%, 05/16/2022 (b)	360,000	364,969
2.90%, 07/26/2024 (b)	365,000	376,294
3.40%, 07/26/2029 (b)	250,000	267,030
4.13%, 06/15/2039 (b)	495,000	560,945
4.25%, 10/26/2049 (b)	680,000	789,565
Cigna Corp
3.40%, 09/17/2021	1,030,000	1,053,140
4.38%, 10/15/2028	210,000	229,462
4.90%, 12/15/2048	50,000	57,204
CVS Health Corp
2.63%, 08/15/2024	145,000	145,645
3.00%, 08/15/2026	115,000	115,570
3.70%, 03/09/2023	1,325,000	1,379,243
4.30%, 03/25/2028	270,000	291,960
5.05%, 03/25/2048	320,000	363,177
Eli Lilly & Co
3.88%, 03/15/2039	340,000	388,592
Zoetis Inc
3.90%, 08/20/2028	760,000	831,600
4.45%, 08/20/2048	225,000	266,114
		$7,898,351

Pipelines — 5.16%
Energy Transfer Operating LP
5.15%, 03/15/2045	100,000	104,960
5.25%, 04/15/2029	195,000	220,101
6.25%, 04/15/2049	425,000	516,133
Enterprise Products Operating LLC
3.13%, 07/31/2029	535,000	547,839
4.20%, 01/31/2050	585,000	625,632
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042	360,000	379,038
MPLX LP
4.00%, 03/15/2028	120,000	125,109
4.50%, 07/15/2023	340,000	362,199
5.50%, 02/15/2049	460,000	533,469
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	575,000	634,005
5.75%, 05/15/2024	1,365,000	1,521,445
Western Midstream Operating LP
5.50%, 08/15/2048	190,000	169,103
Williams Cos Inc/The
5.75%, 06/24/2044	525,000	605,849
		$6,344,882

REITs — 2.97%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025	920,000	963,102
4.70%, 07/01/2030	570,000	660,765
American Tower Corp
3.80%, 08/15/2029	225,000	240,144
Camden Property Trust
3.15%, 07/01/2029	290,000	301,518

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
Camden Property Trust (continued)
4.10%, 10/15/2028	$170,000	$189,284
Essex Portfolio LP
3.00%, 01/15/2030	335,000	337,907
4.00%, 03/01/2029	260,000	283,919
HCP Inc
3.25%, 07/15/2026	110,000	113,161
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	345,000	343,918
Mid-America Apartments LP
3.95%, 03/15/2029	205,000	223,706
		$3,657,424

Retail — 0.33%
Walmart Inc
2.85%, 07/08/2024	335,000	348,129
4.05%, 06/29/2048	45,000	54,138
		$402,267

Semiconductors — 0.72%
Lam Research Corp
4.88%, 03/15/2049	45,000	55,014
Texas Instruments Inc
2.25%, 09/04/2029	210,000	206,741
Xilinx Inc
2.95%, 06/01/2024	605,000	621,363
		$883,118

Software — 1.27%
Fiserv Inc
3.50%, 07/01/2029	335,000	352,459
3.80%, 10/01/2023	485,000	513,254
Microsoft Corp
3.70%, 08/08/2046	615,000	699,947
		$1,565,660

Telecommunications — 6.95%
AT&T Inc
3.60%, 07/15/2025	1,030,000	1,084,254
4.05%, 12/15/2023	1,450,000	1,548,856
4.75%, 05/15/2046	675,000	748,552
4.90%, 08/15/2037	90,000	102,075
5.38%, 10/15/2041	725,000	849,039
Bell Canada Inc
4.30%, 07/29/2049	355,000	407,010
Rogers Communications Inc
4.35%, 05/01/2049	470,000	540,845
TELUS Corp
4.30%, 06/15/2049	410,000	465,884
Verizon Communications Inc
3.88%, 02/08/2029	755,000	828,510
4.81%, 03/15/2039	305,000	365,559
5.01%, 08/21/2054	420,000	528,625
5.25%, 03/16/2037	630,000	779,979
Vodafone Group PLC
4.88%, 06/19/2049	270,000	300,631
		$8,549,819

Transportation — 0.31%
United Parcel Service Inc
2.50%, 09/01/2029	380,000	378,545

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value
TOTAL BONDS		$119,993,690
INVESTMENT COMPANIES — 1.87%	Shares Held	Value
Money Market Fund — 1.87%
State Street Institutional U.S. Government Money Market Fund 1.88% (d)	2,303,699	$2,303,699
TOTAL INVESTMENT COMPANIES		$2,303,699
Total Investments		$122,297,389
Other Assets and Liabilities — 0.59%		723,150
TOTAL NET ASSETS — 100.00%		$123,020,539

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,413,580 or 7.65% of net assets.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.46%
Consumer, Non-cyclical	18.13%
Communications	11.25%
Energy	9.30%
Utilities	8.93%
Industrial	8.02%
Technology	3.94%
Consumer, Cyclical	3.53%
Basic Materials	1.98%
Investment Companies	1.87%
Other Assets and Liabilities	0.59%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.71%	Shares Held	Value

Apparel — 8.42%
adidas AG	2,484	$773,379
boohoo Group PLC (a)	31,369	102,326
Capri Holdings Ltd (a)	9,834	326,095
Carter's Inc	553	50,439
Columbia Sportswear Co	535	51,836
Deckers Outdoor Corp (a)	379	55,849
Gildan Activewear Inc	2,175	77,193
Hanesbrands Inc	3,116	47,737
NIKE Inc, Class B	1,323	124,256
Tapestry Inc	3,430	89,352
Under Armour Inc, Class C (a)	2,952	53,520
		$1,751,982

Beverages — 3.89%
Brown-Forman Corp, Class B	2,162	135,730
Constellation Brands Inc, Class A	636	131,830
Davide Campari-Milano SpA	30,527	275,833
Diageo PLC	3,867	158,473
Molson Coors Brewing Co, Class B	1,868	107,410
		$809,276

Chemicals — 0.82%
Givaudan SA	61	170,156

Commercial Services — 12.31%
Adyen NV (a),(b)	202	133,071
Bright Horizons Family Solutions Inc (a)	2,552	389,180
Care.com Inc (a)	10,827	113,142
China Yuhua Education Corp Ltd (b)	188,000	94,747
Global Payments Inc	836	132,924
GMO Payment Gateway Inc	1,100	73,554
New Oriental Education & Technology Group Inc ADR (a)	5,031	557,234
PayPal Holdings Inc (a)	4,199	434,974
TAL Education Group ADR (a)	12,569	430,363
Wirecard AG	1,258	201,217
		$2,560,406

Computers — 1.18%
Apple Inc	587	131,470
International Business Machines Corp	790	114,882
		$246,352

Construction Materials — 0.88%
Fortune Brands Home & Security Inc	1,170	63,999
Masco Corp	2,835	118,163
		$182,162

Diversified Financial Services — 5.05%
Discover Financial Services	6,126	496,758
LexinFintech Holdings Ltd ADR (a)	43,177	433,065
Pagseguro Digital Ltd, Class A (a)	2,588	119,850
		$1,049,673

Electronics — 1.89%
Garmin Ltd	4,631	392,199

Entertainment — 0.51%
Madison Square Garden Co/The, Class A (a)	190	50,069
SeaWorld Entertainment Inc (a)	2,163	56,930
		$106,999

Food — 2.31%
Kroger Co/The	4,530	116,783

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Sprouts Farmers Market Inc (a)	2,587	$50,033
Takeaway.com NV (a),(b)	3,946	314,829
		$481,645

Home Builders — 0.30%
Toll Brothers Inc	1,539	63,176

Home Furnishings — 1.64%
Sleep Number Corp (a)	1,185	48,964
Sony Corp	3,700	217,192
Tempur Sealy International Inc (a)	966	74,576
		$340,732

Internet — 26.58%
Alibaba Group Holding Ltd ADR (a)	2,192	366,568
Alphabet Inc, Class C (a)	369	449,811
Amazon.com Inc (a)	63	109,362
ASOS PLC (a)	7,193	218,981
Baozun Inc ADR (a)	1,860	79,422
Booking Holdings Inc (a)	250	490,653
Ctrip.com International Ltd ADR (a)	9,153	268,091
eBay Inc	3,000	116,940
Facebook Inc, Class A (a)	2,615	465,679
IAC/InterActiveCorp (a)	2,075	452,288
Just Eat PLC (a)	46,347	380,780
Match Group Inc	5,777	412,709
Naspers Ltd, Class N	1,731	262,313
Netflix Inc (a)	1,213	324,623
Rightmove PLC	11,625	78,700
SINA Corp (a)	1,304	51,104
Snap Inc, Class A (a)	19,628	310,122
Tencent Holdings Ltd	3,445	145,137
TripAdvisor Inc (a)	1,083	41,891
Twitter Inc (a)	3,470	142,964
Yandex NV, Class A (a)	4,602	161,116
YY Inc ADR (a)	3,570	200,741
		$5,529,995

Leisure Time — 1.31%
Planet Fitness Inc, Class A (a)	4,721	273,204

Media — 3.95%
AMC Networks Inc, Class A (a)	982	48,275
CBS Corp, Class B	2,344	94,627
Comcast Corp, Class A	2,787	125,638
MSG Networks Inc, Class A (a)	2,562	41,556
Vivendi SA	13,788	378,411
Walt Disney Co/The	1,028	133,969
		$822,476

Real Estate — 0.51%
REA Group Ltd	1,456	106,351

REITs — 1.18%
AvalonBay Communities Inc	555	119,508
Essex Property Trust Inc	385	125,760
		$245,268

Retail — 20.37%
American Eagle Outfitters Inc	2,513	40,761
At Home Group Inc (a)	3,119	30,005
Chipotle Mexican Grill Inc (a)	406	341,231
Dick's Sporting Goods Inc	1,514	61,786
Domino's Pizza Inc	432	105,663

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Fast Retailing Co Ltd	900	$534,465
Foot Locker Inc	919	39,664
Hennes & Mauritz AB, Class B	24,117	467,540
Home Depot Inc/The	2,272	527,150
Industria de Diseno Textil SA	13,703	424,171
Li Ning Co Ltd	50,000	143,537
Lowe's Cos Inc	1,018	111,939
Lululemon Athletica Inc (a)	2,659	511,937
Qurate Retail Inc (a)	3,486	35,958
Starbucks Corp	1,536	135,813
Urban Outfitters Inc (a)	10,946	307,473
Williams-Sonoma Inc	990	67,300
Zalando SE (a),(b)	7,687	350,889
		$4,237,282

Semiconductors — 0.52%
NVIDIA Corp	621	108,097

Software — 5.11%
Activision Blizzard Inc	2,507	132,671
Bilibili Inc ADR (a)	15,827	223,477
Cornerstone OnDemand Inc (a)	1,017	55,752
Microsoft Corp	945	131,383
Momo Inc ADR	11,859	367,392
Take-Two Interactive Software Inc (a)	1,209	151,536
		$1,062,211

Toys, Games & Hobbies — 0.98%
Funko Inc, Class A (a)	9,958	204,886
TOTAL COMMON STOCKS		$20,744,528
INVESTMENT COMPANIES — 0.28%	Shares Held	Value

Money Market Fund — 0.28%
State Street Institutional U.S. Government Money Market Fund 1.88% (c)	58,008	$58,008
TOTAL INVESTMENT COMPANIES		$58,008
Total Investments		$20,802,536
Other Assets and Liabilities — 0.01%		1,880

TOTAL NET ASSETS — 100.00%		$20,804,416

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $893,536 or 4.29% of net assets.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	33.54%
Communications	30.53%
Consumer, Non-cyclical	18.51%
Technology	6.81%
Financial	6.74%
Industrial	2.76%
Basic Materials	0.82%
Investment Companies	0.28%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.39%	Shares Held	Value

Advertising — 0.29%
Omnicom Group Inc	704	$55,123

Aerospace & Defense — 2.16%
Lockheed Martin Corp	577	225,065
Raytheon Co	969	190,108
		$415,173

Banks — 6.01%
BB&T Corp	2,420	129,155
Comerica Inc	1,417	93,508
Huntington Bancshares Inc	3,668	52,342
JPMorgan Chase & Co	1,732	203,839
KeyCorp	2,994	53,413
M&T Bank Corp	1,048	165,553
Northern Trust Corp	566	52,819
PNC Financial Services Group Inc/The	417	58,447
SVB Financial Group (a)	497	103,848
US Bancorp	3,503	193,856
Zions Bancorp NA	1,030	45,856
		$1,152,636

Beverages — 2.60%
Brown-Forman Corp, Class B	1,071	67,237
Coca-Cola Co/The	2,799	152,378
Constellation Brands Inc, Class A	315	65,293
PepsiCo Inc	1,563	214,287
		$499,195

Biotechnology — 1.10%
Amgen Inc	654	126,556
Biogen Inc (a)	162	37,717
Vertex Pharmaceuticals Inc (a)	277	46,929
		$211,202

Chemicals — 1.74%
Air Products & Chemicals Inc	292	64,783
Celanese Corp	1,210	147,971
FMC Corp	1,378	120,823
		$333,577

Commercial Services — 6.35%
Automatic Data Processing Inc	1,160	187,247
Cintas Corp	614	164,613
FleetCor Technologies Inc (a)	543	155,722
MarketAxess Holdings Inc	518	169,645
Moody's Corp	1,044	213,842
Rollins Inc	3,116	106,162
S&P Global Inc	266	65,165
Verisk Analytics Inc	979	154,819
		$1,217,215

Computers — 2.17%
Accenture PLC, Class A	1,119	215,240
Cognizant Technology Solutions Corp, Class A	2,553	153,856
Fortinet Inc (a)	614	47,131
		$416,227

Construction Materials — 0.27%
Lennox International Inc	217	52,724

Distribution/Wholesale — 0.98%
Fastenal Co	5,755	188,016

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 9.26%
Alliance Data Systems Corp	308	$39,464
American Express Co	1,680	198,710
Capital One Financial Corp	2,163	196,790
Cboe Global Markets Inc	555	63,775
Charles Schwab Corp/The	1,152	48,188
Credit Acceptance Corp (a)	288	132,857
Discover Financial Services	744	60,331
E*TRADE Financial Corp	1,082	47,273
Mastercard Inc, Class A	805	218,614
Raymond James Financial Inc	1,495	123,278
SEI Investments Co	2,344	138,894
Synchrony Financial	1,624	55,362
T Rowe Price Group Inc	1,228	140,299
TD Ameritrade Holding Corp	2,191	102,320
Visa Inc, Class A	1,219	209,680
		$1,775,835

Electric — 0.91%
AES Corp	7,166	117,092
DTE Energy Co	426	56,641
		$173,733

Electrical Components & Equipment — 1.09%
AMETEK Inc	2,275	208,890

Electronics — 5.56%
Allegion PLC	2,012	208,544
Amphenol Corp, Class A	1,926	185,859
Garmin Ltd	1,472	124,663
Honeywell International Inc	346	58,543
Mettler-Toledo International Inc (a)	262	184,553
TE Connectivity Ltd	1,504	140,143
Waters Corp (a)	739	164,967
		$1,067,272

Environmental Control — 0.62%
Republic Services Inc	674	58,335
Waste Management Inc	526	60,490
		$118,825

Food — 3.51%
Hershey Co/The	1,631	252,789
McCormick & Co Inc	1,331	208,035
Sysco Corp	2,677	212,554
		$673,378

Hand/Machine Tools — 0.27%
Snap-on Inc	328	51,345

Healthcare — Products — 5.32%
Align Technology Inc (a)	475	85,937
Baxter International Inc	704	61,579
IDEXX Laboratories Inc (a)	600	163,158
Intuitive Surgical Inc (a)	99	53,453
Medtronic PLC	1,403	152,394
ResMed Inc	1,764	238,334
Stryker Corp	957	206,999
Thermo Fisher Scientific Inc	198	57,671
		$1,019,525

Healthcare — Services — 0.85%
UnitedHealth Group Inc	749	162,773

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products — 1.83%
Colgate-Palmolive Co	803	$59,029
Estee Lauder Cos Inc/The, Class A	1,135	225,808
Procter & Gamble Co/The	535	66,543
		$351,380

Household Products/Wares — 1.22%
Avery Dennison Corp	488	55,422
Church & Dwight Co Inc	804	60,493
Clorox Co/The	782	118,762
		$234,677

Insurance — 2.12%
Arthur J Gallagher & Co	664	59,474
Brown & Brown Inc	4,282	154,409
Progressive Corp/The	2,483	191,812
		$405,695

Internet — 2.48%
Booking Holdings Inc (a)	105	206,074
CDW Corp	1,353	166,744
F5 Networks Inc (a)	734	103,068
		$475,886

Iron & Steel — 0.54%
Nucor Corp	2,042	103,958
Machinery — Diversified — 5.24%
Cummins Inc	802	130,461
Graco Inc	3,854	177,438
IDEX Corp	1,255	205,670
Rockwell Automation Inc	990	163,152
Roper Technologies Inc	386	137,648
Xylem Inc	2,397	190,849
		$1,005,218

Media — 1.19%
CBS Corp, Class B	1,051	42,429
FactSet Research Systems Inc	767	186,358
		$228,787

Miscellaneous Manufacture — 2.52%
3M Co	594	97,654
Illinois Tool Works Inc	1,256	196,551
Ingersoll-Rand PLC	505	62,221
Parker-Hannifin Corp	701	126,608
		$483,034

Oil & Gas — 0.20%
Cabot Oil & Gas Corp	2,153	37,828
Pharmaceuticals — 4.59%
AbbVie Inc	667	50,505
Bristol-Myers Squibb Co	3,504	177,688
Eli Lilly & Co	980	109,594
Johnson & Johnson	1,324	171,299
Merck & Co Inc	1,563	131,573
Zoetis Inc	1,918	238,964
		$879,623

Pipelines — 0.32%
ONEOK Inc	824	60,721

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs — 2.27%
Alexandria Real Estate Equities Inc	387	$59,614
Extra Space Storage Inc	555	64,835
Public Storage	841	206,272
Realty Income Corp	765	58,660
Simon Property Group Inc	292	45,450
		$434,831

Retail — 5.46%
Burlington Stores Inc (a)	749	149,665
Dollar General Corp	1,073	170,543
Home Depot Inc/The	978	226,916
O'Reilly Automotive Inc (a)	336	133,899
Ross Stores Inc	1,908	209,594
TJX Cos Inc/The	1,033	57,579
Ulta Salon Cosmetics & Fragrance Inc (a)	397	99,508
		$1,047,704

Semiconductors — 5.57%
Analog Devices Inc	1,188	132,735
Broadcom Inc	659	181,930
Intel Corp	2,334	120,271
KLA Corp	1,099	175,236
Lam Research Corp	297	68,640
Maxim Integrated Products Inc	2,269	131,398
Micron Technology Inc (a)	1,298	55,619
Texas Instruments Inc	496	64,103
Xilinx Inc	1,446	138,671
		$1,068,603

Software — 10.81%
Activision Blizzard Inc	1,259	66,626
Adobe Inc (a)	476	131,495
ANSYS Inc (a)	1,018	225,345
Broadridge Financial Solutions Inc	526	65,450
Cadence Design Systems Inc (a)	925	61,124
Citrix Systems Inc	1,168	112,735
Fiserv Inc (a)	1,497	155,074
Intuit Inc	732	194,668
Jack Henry & Associates Inc	932	136,044
Microsoft Corp	1,613	224,255
MSCI Inc	977	212,742
Paychex Inc	2,349	194,427
Paycom Software Inc (a)	288	60,333
Veeva Systems Inc, Class A (a)	1,531	233,769
		$2,074,087

Transportation — 1.97%
CH Robinson Worldwide Inc	1,366	115,810
Expeditors International of Washington Inc	1,648	122,430
Old Dominion Freight Line Inc	820	139,375
		$377,615
TOTAL COMMON STOCKS		$19,062,311
INVESTMENT COMPANIES — 0.54%	Shares Held	Value

Money Market Fund — 0.54%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	103,849	$103,849
TOTAL INVESTMENT COMPANIES		$103,849

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2019 (unaudited)

Total Investments	$19,166,160
Other Assets and Liabilities — 0.07%	13,836
TOTAL NET ASSETS — 100.00%	$19,179,996

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	27.37%
Industrial	19.71%
Financial	19.65%
Technology	18.56%
Consumer, Cyclical	6.44%
Communications	3.96%
Basic Materials	2.28%
Utilities	0.91%
Investment Companies	0.54%
Energy	0.51%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.38%	Shares Held	Value

Aerospace & Defense — 2.22%
Boeing Co/The	239	$90,933
Raytheon Co	569	111,632
Spirit AeroSystems Holdings Inc, Class A	572	47,041
		$249,606

Agriculture — 0.39%
Altria Group Inc	1,078	44,090

Airlines — 1.48%
Delta Air Lines Inc	1,139	65,606
Southwest Airlines Co	1,871	101,053
		$166,659

Apparel — 1.29%
Carter's Inc	1,077	98,233
Hanesbrands Inc	3,038	46,542
		$144,775

Auto Manufacturers — 0.52%
PACCAR Inc	833	58,318

Auto Parts & Equipment — 2.03%
Allison Transmission Holdings Inc	1,136	53,449
BorgWarner Inc	2,577	94,524
Lear Corp	688	81,115
		$229,088

Banks — 15.31%
Associated Banc-Corp	4,506	91,246
Bank of America Corp	3,606	105,187
Bank of New York Mellon Corp/The	1,076	48,646
Bank OZK	3,197	87,182
BB&T Corp	1,107	59,081
Citigroup Inc	1,661	114,742
Citizens Financial Group Inc	2,840	100,451
Comerica Inc	1,203	79,386
Fifth Third Bancorp	2,048	56,074
Home BancShares Inc	5,384	101,192
Huntington Bancshares Inc	7,278	103,857
KeyCorp	5,939	105,952
M&T Bank Corp	326	51,498
PacWest Bancorp	2,556	92,885
PNC Financial Services Group Inc/The	447	62,652
Popular Inc	1,002	54,188
Regions Financial Corp	6,394	101,153
Synovus Financial Corp	1,423	50,886
US Bancorp	1,091	60,376
Wells Fargo & Co	2,097	105,773
Zions Bancorp NA	2,052	91,355
		$1,723,762

Beverages — 0.61%
Constellation Brands Inc, Class A	334	69,232

Biotechnology — 0.95%
Amgen Inc	551	106,624

Chemicals — 2.82%
Celanese Corp	1,035	126,570
Chemours Co/The	1,485	22,186
LyondellBasell Industries NV, Class A	661	59,140
PolyOne Corp	1,730	56,484

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Westlake Chemical Corp	807	$52,875
		$317,255

Coal — 0.44%
Peabody Energy Corp	3,400	50,048

Commercial Services — 2.26%
H&R Block Inc	4,336	102,417
ManpowerGroup Inc	1,263	106,395
Robert Half International Inc	829	46,142
		$254,954

Computers — 3.15%
Apple Inc	326	73,014
HP Inc	5,306	100,390
MAXIMUS Inc	1,499	115,813
Seagate Technology PLC	1,213	65,247
		$354,464

Construction Materials — 2.14%
Fortune Brands Home & Security Inc	2,254	123,294
Masco Corp	2,821	117,579
		$240,873

Diversified Financial Services — 12.12%
Affiliated Managers Group Inc	516	43,009
Alliance Data Systems Corp	607	77,775
Ally Financial Inc	2,084	69,105
Ameriprise Financial Inc	807	118,710
Capital One Financial Corp	676	61,502
Discover Financial Services	1,480	120,013
E*TRADE Financial Corp	2,140	93,497
Evercore Inc, Class A	1,139	91,234
Franklin Resources Inc	3,208	92,583
Intercontinental Exchange Inc	731	67,449
Lazard Ltd, Class A	2,802	98,070
Nasdaq Inc	616	61,200
Santander Consumer USA Holdings Inc	5,154	131,479
SEI Investments Co	1,071	63,462
Synchrony Financial	3,259	111,099
T Rowe Price Group Inc	562	64,208
		$1,364,395

Electrical Components & Equipment — 1.14%
AMETEK Inc	710	65,192
Hubbell Inc	478	62,809
		$128,001

Electronics — 3.35%
Allegion PLC	627	64,989
Gentex Corp	2,777	76,465
Honeywell International Inc	680	115,056
TE Connectivity Ltd	1,291	120,295
		$376,805

Hand/Machine Tools — 0.93%
Snap-on Inc	666	104,256

Healthcare — Services — 0.43%
HCA Healthcare Inc	405	48,770

Home Builders — 1.77%
PulteGroup Inc	2,091	76,426

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Toll Brothers Inc	2,985	$122,534
		$198,960

Home Furnishings — 1.04%
Whirlpool Corp	741	117,345
Insurance — 6.21%
Allstate Corp/The	1,123	122,048
American Financial Group Inc	575	62,014
First American Financial Corp	1,112	65,619
Lincoln National Corp	1,673	100,915
Primerica Inc	839	106,746
Progressive Corp/The	774	59,792
Prudential Financial Inc	1,091	98,135
Unum Group	2,806	83,394
		$698,663

Internet — 1.78%
CDW Corp	1,128	139,015
Expedia Group Inc	458	61,560
		$200,575

Iron & Steel — 0.74%
Steel Dynamics Inc	2,810	83,738
Leisure Time — 0.49%
Harley-Davidson Inc	1,522	54,746
Lodging — 0.47%
Las Vegas Sands Corp	918	53,024
Machinery — Construction & Mining — 0.92%
Oshkosh Corp	1,368	103,694
Machinery — Diversified — 1.46%
Cummins Inc	690	112,242
Rockwell Automation Inc	315	51,912
		$164,154

Media — 3.93%
Altice USA Inc, Class A (a)	2,590	74,281
Cable One Inc	59	74,027
CBS Corp, Class B	1,125	45,416
Comcast Corp, Class A	2,740	123,519
News Corp, Class A	4,338	60,385
Walt Disney Co/The	501	65,291
		$442,919

Miscellaneous Manufacture — 2.06%
Eaton Corp PLC	708	58,870
Illinois Tool Works Inc	736	115,177
Parker-Hannifin Corp	321	57,976
		$232,023

Oil & Gas — 2.43%
Delek US Holdings Inc	1,596	57,935
Marathon Petroleum Corp	1,691	102,728
Phillips 66	1,100	112,640
		$273,303

Packaging & Containers — 1.47%
Packaging Corp of America	591	62,705

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers (continued)
Westrock Co	2,807	$102,315
		$165,020

Pharmaceuticals — 2.00%
AbbVie Inc	1,319	99,875
McKesson Corp	444	60,677
Perrigo Co PLC	1,160	64,832
		$225,384

REITs — 0.50%
Apple Hospitality REIT Inc	3,427	56,820
Retail — 6.35%
Foot Locker Inc	948	40,916
Home Depot Inc/The	305	70,766
Kohl's Corp	1,553	77,122
Lowe's Cos Inc	998	109,740
Starbucks Corp	1,507	133,249
Tractor Supply Co	593	53,631
Walgreens Boots Alliance Inc	794	43,916
Williams-Sonoma Inc	1,822	123,860
Yum China Holdings Inc	1,354	61,512
		$714,712

Savings & Loans — 0.84%
Investors Bancorp Inc	8,343	94,776
Semiconductors — 6.39%
Applied Materials Inc	2,763	137,874
Broadcom Inc	381	105,183
Entegris Inc	1,599	75,249
KLA Corp	490	78,130
Lam Research Corp	601	138,897
Skyworks Solutions Inc	691	54,762
Texas Instruments Inc	1,001	129,369
		$719,464

Shipbuilding — 0.96%
Huntington Ingalls Industries Inc	508	107,589
Software — 2.53%
CDK Global Inc	974	46,840
Citrix Systems Inc	536	51,735
j2 Global Inc	664	60,304
MSCI Inc	306	66,631
Oracle Corp	1,084	59,653
		$285,163

Transportation — 1.46%
Landstar System Inc	978	110,103
Union Pacific Corp	336	54,426
		$164,529
TOTAL COMMON STOCKS		$11,188,576
INVESTMENT COMPANIES — 0.49%	Shares Held	Value

Money Market Fund — 0.49%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	55,583	$55,583
TOTAL INVESTMENT COMPANIES		$55,583

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2019 (unaudited)

Total Investments	$11,244,159
Other Assets and Liabilities — 0.13%	14,528
TOTAL NET ASSETS — 100.00%	$11,258,687

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	34.98%
Industrial	18.09%
Consumer, Cyclical	15.44%
Technology	12.07%
Consumer, Non-cyclical	6.65%
Communications	5.72%
Basic Materials	3.56%
Energy	2.87%
Investment Companies	0.49%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS — 96.76%	Amount	Value

Banks — 40.35%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$3,400,000	$3,714,500
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 06/20/2020 (a),(b)	1,500,000	1,507,500
BB&T Corp
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	3,400,000	3,399,966
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	3,000,000	3,360,000
Citigroup Inc
(3-month USD LIBOR + 4.06%),
5.88%, 03/27/2020 (a),(b)	1,700,000	1,714,875
Citizens Financial Group Inc
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	1,700,000	1,785,000
Credit Agricole SA
(3-month USD LIBOR + 6.98%),
8.38%, 10/13/2019 (a),(b),(c)	2,250,000	2,253,600
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	2,550,000	2,677,500
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	2,075,000	3,361,500
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	2,210,000	2,453,100
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	510,000	527,213
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	2,250,000	2,700,000
Morgan Stanley
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(b)	1,700,000	1,723,545
US Bancorp
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	850,000	910,945
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	1,700,000	1,873,740
		$33,962,984

Diversified Financial Services — 1.03%
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	850,000	864,875

Electric — 7.46%
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	3,400,000	3,485,000
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	2,550,000	2,798,625
		$6,283,625

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance — 37.11%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	$1,700,000	$1,814,750
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,700,000	1,818,082
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	3,400,000	3,728,569
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(c)	3,000,000	3,521,250
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	3,400,000	3,812,250
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(c)	1,600,000	1,764,000
MetLife Inc
9.25%, 04/08/2038 (c)	2,550,000	3,703,875
Progressive Corp/The
(3-month USD LIBOR + 2.54%),
5.38%, 03/15/2023 (a),(b)	750,000	774,375
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	2,550,000	2,741,021
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (b)	1,800,000	1,934,630
Sumitomo Life Insurance Co
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(c)	3,400,000	3,825,000
Voya Financial Inc
(5-year United States Treasury + 3.36%),
6.13%, 09/15/2023 (a),(b)	1,700,000	1,802,000
		$31,239,802

Pipelines — 8.49%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	2,550,000	2,656,823
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	1,700,000	1,685,489
Transcanada Trust
(3-month USD LIBOR + 4.15%),
5.50%, 09/15/2079 (b)	2,720,000	2,804,402
		$7,146,714

Telecommunications — 2.32%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	1,700,000	1,954,099
TOTAL BONDS		$81,452,099
INVESTMENT COMPANIES — 1.95%	Shares Held	Value

Money Market Fund — 1.95%
State Street Institutional U.S. Government Money Market Fund 1.88% (d)	1,642,136	$1,642,136
TOTAL INVESTMENT COMPANIES		$1,642,136

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2019 (unaudited)

Total Investments	$83,094,235
Other Assets and Liabilities — 1.29%	1,085,531
TOTAL NET ASSETS — 100.00%	$84,179,766

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,127,725 or 25.10% of net assets.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	78.48%
Energy	8.49%
Utilities	7.47%
Communications	2.32%
Investment Companies	1.95%
Other Assets and Liabilities	1.29%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.59%	Shares Held	Value

Airlines — 0.73%
United Airlines Holdings Inc (a)	467	$41,287

Apparel — 0.80%
Under Armour Inc, Class A (a)	2,250	44,865

Auto Manufacturers — 0.54%
Ford Motor Co	3,327	30,475

Banks — 0.52%
Popular Inc	539	29,149

Beverages — 0.75%
Keurig Dr Pepper Inc	1,552	42,401

Biotechnology — 1.76%
Alexion Pharmaceuticals Inc (a)	261	25,562
Ionis Pharmaceuticals Inc (a)	735	44,034
Regeneron Pharmaceuticals Inc (a)	105	29,127
		$98,723

Chemicals — 2.75%
Ecolab Inc	253	50,104
Element Solutions Inc (a)	2,464	25,084
Ingevity Corp (a)	305	25,876
Mosaic Co/The	1,335	27,368
WR Grace & Co	391	26,103
		$154,535

Commercial Services — 1.01%
Euronet Worldwide Inc (a)	388	56,764

Computers — 0.56%
Zscaler Inc (a)	662	31,286

Diversified Financial Services — 0.44%
Franklin Resources Inc	856	24,704

Electric — 14.28%
AES Corp	2,751	44,951
Ameren Corp	599	47,950
American Electric Power Co Inc	523	49,000
CMS Energy Corp	512	32,742
Duke Energy Corp	478	45,821
Entergy Corp	462	54,220
Eversource Energy	613	52,393
Exelon Corp	883	42,658
FirstEnergy Corp	1,059	51,076
Hawaiian Electric Industries Inc	1,086	49,533
NRG Energy Inc	1,028	40,709
OGE Energy Corp	1,016	46,106
Pinnacle West Capital Corp	457	44,361
Portland General Electric Co	867	48,873
Vistra Energy Corp	1,741	46,537
WEC Energy Group Inc	574	54,587
Xcel Energy Inc	780	50,614
		$802,131

Electronics — 1.64%
Garmin Ltd	510	43,192
Keysight Technologies Inc (a)	506	49,208
		$92,400

Environmental Control — 0.98%
Stericycle Inc (a)	1,084	55,208

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food — 4.96%
Campbell Soup Co	771	$36,176
Hershey Co/The	371	57,501
Hormel Foods Corp	933	40,800
Lamb Weston Holdings Inc	542	39,414
Lancaster Colony Corp	221	30,642
McCormick & Co Inc	281	43,920
Post Holdings Inc (a)	287	30,376
		$278,829

Gas — 2.12%
National Fuel Gas Co	218	10,229
New Jersey Resources Corp	557	25,187
ONE Gas Inc	491	47,190
UGI Corp	731	36,747
		$119,353

Healthcare — Products — 0.82%
Abbott Laboratories	550	46,019
Healthcare — Services — 3.11%
Acadia Healthcare Co Inc (a)	1,547	48,081
HCA Healthcare Inc	204	24,566
MEDNAX Inc (a)	1,181	26,714
Molina Healthcare Inc (a)	219	24,029
Tenet Healthcare Corp (a)	2,319	51,296
		$174,686

Household Products — 1.70%
Coty Inc, Class A	3,964	41,662
Procter & Gamble Co/The	433	53,856
		$95,518

Household Products/Wares — 2.05%
Church & Dwight Co Inc	594	44,693
Clorox Co/The	253	38,423
Spectrum Brands Holdings Inc	604	31,843
		$114,959

Housewares — 0.46%
Newell Brands Inc	1,368	25,609
Insurance — 1.61%
American National Insurance Co	284	35,139
Erie Indemnity Co, Class A	298	55,324
		$90,463

Internet — 2.43%
Etsy Inc (a)	835	47,177
Okta Inc (a)	622	61,242
TripAdvisor Inc (a)	723	27,966
		$136,385

Leisure Time — 0.76%
Planet Fitness Inc, Class A (a)	741	42,882
Machinery — Diversified — 0.57%
Flowserve Corp	685	31,996
Media — 4.25%
Cable One Inc	48	60,226
Discovery Inc, Class A (a)	1,607	42,794
DISH Network Corp, Class A (a)	1,591	54,205
Liberty Media Corp-Liberty Braves, Series C (a)	1,598	44,345

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Viacom Inc, Class B	1,547	$37,174
		$238,744

Miscellaneous Manufacture — 0.87%
General Electric Co	5,460	48,812

Oil & Gas — 2.34%
Antero Resources Corp (a)	4,149	12,530
Apache Corp	968	24,781
EQT Corp	1,346	14,321
Noble Energy Inc	2,121	47,638
Range Resources Corp	4,073	15,559
Transocean Ltd (a)	3,667	16,391
		$131,220

Oil & Gas Services — 0.67%
Schlumberger Ltd	1,103	37,690

Packaging & Containers — 1.12%
Ball Corp	864	62,908

Pharmaceuticals — 6.71%
Allergan PLC	293	49,309
Amneal Pharmaceuticals Inc (a)	1,880	5,452
Cardinal Health Inc	569	26,851
CVS Health Corp	388	24,471
DexCom Inc (a)	332	49,548
Eli Lilly & Co	338	37,799
McKesson Corp	230	31,432
Merck & Co Inc	526	44,279
Mylan NV (a)	928	18,356
Perrigo Co PLC	1,025	57,287
Pfizer Inc	893	32,085
		$376,869

Pipelines — 0.95%
Kinder Morgan Inc	2,585	53,277

REITs — 17.22%
American Campus Communities Inc	614	29,521
American Tower Corp	242	53,513
Apartment Investment & Management Co, Class A	874	45,570
AvalonBay Communities Inc	220	47,373
Brixmor Property Group Inc	1,731	35,122
EPR Properties	582	44,733
Equity Residential	603	52,015
HCP Inc	1,425	50,773
Kimco Realty Corp	2,714	56,668
Life Storage Inc	273	28,777
Medical Properties Trust Inc	2,475	48,411
National Retail Properties Inc	822	46,361
Omega Healthcare Investors Inc	1,192	49,814
PS Business Parks Inc	291	52,947
Realty Income Corp	620	47,542
Simon Property Group Inc	151	23,503
UDR Inc	963	46,686
Ventas Inc	682	49,806
VEREIT Inc	5,561	54,387
Welltower Inc	575	52,124
WP Carey Inc	578	51,731
		$967,377

Retail — 10.82%
Advance Auto Parts Inc	253	41,846

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
AutoNation Inc (a)	731	$37,062
AutoZone Inc (a)	47	50,977
Casey's General Stores Inc	317	51,088
Chipotle Mexican Grill Inc (a)	91	76,483
Dollar General Corp	241	38,305
Foot Locker Inc	733	31,636
Genuine Parts Co	385	38,342
L Brands Inc	1,519	29,757
Macy's Inc	1,307	20,311
O'Reilly Automotive Inc (a)	114	45,430
Starbucks Corp	617	54,555
Tractor Supply Co	477	43,140
Yum! Brands Inc	433	49,115
		$608,047

Semiconductors — 0.58%
Xilinx Inc	341	32,702
Software — 3.96%
Coupa Software Inc (a)	631	81,759
Paycom Software Inc (a)	235	49,230
Twilio Inc, Class A (a)	445	48,932
Workday Inc, Class A (a)	249	42,320
		$222,241

Telecommunications — 1.94%
CenturyLink Inc	1,680	20,966
Ciena Corp (a)	1,172	45,978
Verizon Communications Inc	694	41,890
		$108,834

Toys, Games & Hobbies — 0.81%
Mattel Inc (a)	3,978	45,309
TOTAL COMMON STOCKS		$5,594,657
INVESTMENT COMPANIES — 0.29%	Shares Held	Value

Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	16,066	$16,066
TOTAL INVESTMENT COMPANIES		$16,066
Total Investments		$5,610,723
Other Assets and Liabilities — 0.12%		6,645
TOTAL NET ASSETS — 100.00%		$5,617,368

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

September 30, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.87%
Financial	19.79%
Utilities	16.40%
Consumer, Cyclical	14.93%
Communications	8.62%
Industrial	5.19%
Technology	5.09%
Energy	3.95%
Basic Materials	2.75%
Investment Companies	0.29%
Other Assets and Liabilities	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS — 94.79%	Amount	Value

Aerospace & Defense — 1.84%
General Dynamics Corp
(3-month USD LIBOR + 0.38%),
2.56%, 05/11/2021 (a)	$230,000	$230,825

Asset — Backed Securities — 14.47%
CCG Receivables Trust 2018-1
2.50%, 06/16/2025 (b)	185,508	185,891
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022 (b)	277,191	278,393
Ford Credit Auto Owner Trust 2015-2
2.44%, 01/15/2027 (b)	400,000	400,968
Navient Private Education Loan Trust 2018-BA
2.38%, 12/15/2059 (b),(c)	96,026	95,987
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022	225,360	225,672
Volvo Financial Equipment Master Owner Trust 2018-A
2.55%, 07/17/2023 (b),(c)	325,000	325,471
Westlake Automobile Receivables Trust 2018-1A
2.92%, 05/15/2023 (b)	300,000	300,975
		$1,813,357

Banks — 27.32%
Bank of America Corp
5.63%, 07/01/2020	250,000	256,662
BNP Paribas SA
2.38%, 05/21/2020	250,000	250,746
Capital One NA
2.35%, 01/31/2020	250,000	250,074
Citibank NA
(3-month USD LIBOR + 0.57%),
2.83%, 07/23/2021 (a)	250,000	251,423
Credit Suisse AG
5.40%, 01/14/2020	334,000	336,954
Fifth Third Bank
(3-month USD LIBOR + 0.25%),
2.52%, 10/30/2020 (a)	200,000	200,161
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.20%),
3.32%, 09/15/2020 (a)	250,000	251,927
HSBC Holdings PLC
(3-month USD LIBOR + 1.66%),
3.79%, 05/25/2021 (a)	250,000	254,602
ING Bank NV
(3-month USD LIBOR + 0.88%),
3.04%, 08/15/2021 (a),(b)	200,000	201,908
JPMorgan Chase & Co
2.25%, 01/23/2020	200,000	200,053
Morgan Stanley
2.65%, 01/27/2020	200,000	200,301
PNC Financial Services Group Inc/The
5.13%, 02/08/2020	314,000	317,356
SunTrust Bank
(3-month USD LIBOR + 0.50%),
2.77%, 10/26/2021 (a)	200,000	200,121
Wells Fargo & Co
2.60%, 07/22/2020	250,000	251,180
		$3,423,468

Beverages — 1.31%
Keurig Dr Pepper Inc
2.00%, 01/15/2020	165,000	164,899

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Biotechnology — 1.99%
Amgen Inc
2.13%, 05/01/2020	$250,000	$249,910

Chemicals — 1.60%
Eastman Chemical Co
2.70%, 01/15/2020	200,000	200,163

Computers — 3.32%
International Business Machines Corp
8.38%, 11/01/2019	414,000	416,008

Diversified Financial Services — 4.13%
American Express Co
(3-month USD LIBOR + 0.53%),
2.65%, 05/17/2021 (a)	266,000	266,692
USAA Capital Corp
2.45%, 08/01/2020 (b)	250,000	251,034
		$517,726

Electric — 11.23%
Black Hills Corp
5.88%, 07/15/2020	250,000	256,887
Dominion Energy Inc
2.58%, 07/01/2020	350,000	350,783
LG&E & KU Energy LLC
3.75%, 11/15/2020	420,000	425,428
NextEra Energy Capital Holdings Inc
(3-month USD LIBOR + 0.48%),
2.77%, 05/04/2021 (a)	374,000	374,575
		$1,407,673

Food — 1.99%
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (b)	250,000	249,896

Insurance — 5.98%
MassMutual Global Funding II
1.95%, 09/22/2020 (b)	250,000	249,912
Metropolitan Life Global Funding I
2.05%, 06/12/2020 (b)	250,000	250,043
New York Life Global Funding
1.95%, 02/11/2020 (b)	250,000	249,975
		$749,930

Machinery — Construction & Mining — 2.00%
Caterpillar Financial Services Corp
(3-month USD LIBOR + 0.13%),
2.25%, 11/29/2019 (a)	250,000	250,059

Media — 2.00%
NBCUniversal Enterprise Inc
(3-month USD LIBOR + 0.40%),
2.50%, 04/01/2021 (a),(b)	250,000	250,494

Oil & Gas — 2.00%
BP Capital Markets PLC
2.32%, 02/13/2020	250,000	250,266

Packaging & Containers — 2.00%
Packaging Corp of America
2.45%, 12/15/2020	250,000	250,524

Pharmaceuticals — 2.00%
AbbVie Inc
2.50%, 05/14/2020	250,000	250,568

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines — 4.01%
Enterprise Products Operating LLC
5.25%, 01/31/2020	$250,000	$252,289
Kinder Morgan Inc
3.05%, 12/01/2019	250,000	250,139
		$502,428

Semiconductors — 1.60%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020	200,000	199,987
Telecommunications — 2.00%
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III
LLC
3.36%, 09/20/2021 (b)	250,000	250,938
Transportation — 2.00%
Ryder System Inc
2.65%, 03/02/2020	250,000	250,316
TOTAL BONDS		$11,879,435
INVESTMENT COMPANIES — 4.62%	Shares Held	Value

Money Market Fund — 4.62%
State Street Institutional U.S. Government Money Market Fund 1.88% (d)	578,534	$578,534
TOTAL INVESTMENT COMPANIES		$578,534
Total Investments		$12,457,969
Other Assets and Liabilities — 0.59%		74,059
TOTAL NET ASSETS — 100.00%		$12,532,028

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,541,885 or 28.26% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	37.43%
Asset-Backed Securities	14.47%
Utilities	11.23%
Industrial	7.83%
Consumer, Non-cyclical	7.30%
Energy	6.01%
Technology	4.92%
Investment Companies	4.62%
Communications	4.00%
Basic Materials	1.60%
Other Assets and Liabilities	0.59%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value

Advertising — 0.43%
Omnicom Group Inc	341	$26,700

Aerospace & Defense — 1.21%
Boeing Co/The	142	54,027
TransDigm Group Inc	40	20,827
		$74,854

Agriculture — 0.47%
Philip Morris International Inc	385	29,233

Apparel — 0.60%
NIKE Inc, Class B	395	37,098

Auto Manufacturers — 0.28%
PACCAR Inc	250	17,503

Banks — 5.47%
Bank of America Corp	1,906	55,598
Citigroup Inc	390	26,941
Comerica Inc	271	17,883
Huntington Bancshares Inc	1,576	22,490
JPMorgan Chase & Co	810	95,329
KeyCorp	1,266	22,586
M&T Bank Corp	126	19,904
US Bancorp	415	22,966
Wells Fargo & Co	1,096	55,282
		$338,979

Beverages — 2.28%
Coca-Cola Co/The	1,035	56,345
Constellation Brands Inc, Class A	120	24,874
PepsiCo Inc	440	60,324
		$141,543

Biotechnology — 0.70%
Amgen Inc	144	27,865
Regeneron Pharmaceuticals Inc (a)	22	6,103
Vertex Pharmaceuticals Inc (a)	55	9,318
		$43,286

Chemicals — 0.99%
Air Products & Chemicals Inc	65	14,421
Celanese Corp	130	15,898
DuPont de Nemours Inc	240	17,114
Ecolab Inc	70	13,863
		$61,296

Commercial Services — 2.49%
Automatic Data Processing Inc	106	17,111
FleetCor Technologies Inc (a)	70	20,075
Moody's Corp	110	22,531
PayPal Holdings Inc (a)	295	30,559
Rollins Inc	600	20,442
S&P Global Inc	95	23,273
Verisk Analytics Inc	130	20,558
		$154,549

Computers — 5.19%
Accenture PLC, Class A	96	18,466
Apple Inc	1,198	268,316
Fortinet Inc (a)	40	3,070
International Business Machines Corp	220	31,993
		$321,845

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale — 0.28%
Fastenal Co	531	$17,348

Diversified Financial Services — 4.86%
American Express Co	185	21,882
Capital One Financial Corp	245	22,290
Discover Financial Services	280	22,705
Intercontinental Exchange Inc	261	24,083
Mastercard Inc, Class A	290	78,755
Synchrony Financial	626	21,340
T Rowe Price Group Inc	200	22,850
Visa Inc, Class A	509	87,553
		$301,458

Electric — 1.80%
American Electric Power Co Inc	145	13,585
DTE Energy Co	100	13,296
Evergy Inc	210	13,978
Eversource Energy	175	14,957
Exelon Corp	245	11,836
Southern Co/The	236	14,578
WEC Energy Group Inc	155	14,740
Xcel Energy Inc	220	14,276
		$111,246

Electrical Components & Equipment — 0.30%
AMETEK Inc	205	18,823

Electronics — 2.10%
Agilent Technologies Inc	215	16,475
Amphenol Corp, Class A	180	17,370
Garmin Ltd	245	20,749
Honeywell International Inc	255	43,146
Mettler-Toledo International Inc (a)	24	16,906
Waters Corp (a)	70	15,626
		$130,272

Environmental Control — 0.31%
Waste Management Inc	165	18,975

Food — 1.57%
Hershey Co/The	185	28,673
Hormel Foods Corp	470	20,553
Kroger Co/The	1,015	26,167
McCormick & Co Inc	140	21,882
		$97,275

Forest Products & Paper — 0.18%
International Paper Co	271	11,333

Healthcare — Products — 3.91%
Abbott Laboratories	435	36,397
Baxter International Inc	386	33,763
Cooper Cos Inc/The	108	32,076
Edwards Lifesciences Corp (a)	165	36,285
Medtronic PLC	330	35,845
Stryker Corp	160	34,608
Thermo Fisher Scientific Inc	115	33,496
		$242,470

Healthcare — Services — 2.29%
Anthem Inc	110	26,411
HCA Healthcare Inc	240	28,901
UnitedHealth Group Inc	238	51,722

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Universal Health Services Inc, Class B	235	$34,956
		$141,990

Household Products — 2.01%
Colgate-Palmolive Co	306	22,494
Estee Lauder Cos Inc/The, Class A	126	25,068
Procter & Gamble Co/The	620	77,115
		$124,677

Household Products/Wares — 1.07%
Church & Dwight Co Inc	295	22,196
Clorox Co/The	130	19,743
Kimberly-Clark Corp	170	24,148
		$66,087

Insurance — 3.35%
Aflac Inc	400	20,928
Arch Capital Group Ltd (a)	616	25,860
Berkshire Hathaway Inc, Class B (a)	560	116,491
Chubb Ltd	141	22,763
Progressive Corp/The	276	21,321
		$207,363

Internet — 10.59%
Alphabet Inc, Class A (a)	164	200,267
Amazon.com Inc (a)	104	180,535
CDW Corp	730	89,965
Facebook Inc, Class A (a)	534	95,095
Netflix Inc (a)	65	17,395
VeriSign Inc (a)	389	73,377
		$656,634

Machinery — Diversified — 0.84%
Cummins Inc	110	17,894
Rockwell Automation Inc	100	16,480
Roper Technologies Inc	50	17,830
		$52,204

Media — 2.09%
CBS Corp, Class B	525	21,194
Comcast Corp, Class A	1,116	50,309
Walt Disney Co/The	445	57,993
		$129,496

Miscellaneous Manufacture — 1.28%
3M Co	140	23,016
Illinois Tool Works Inc	120	18,779
Ingersoll-Rand PLC	160	19,713
Parker-Hannifin Corp	100	18,061
		$79,569

Oil & Gas — 2.94%
Chevron Corp	465	55,149
ConocoPhillips	345	19,658
Exxon Mobil Corp	1,036	73,152
Occidental Petroleum Corp	345	15,342
Pioneer Natural Resources Co	150	18,866
		$182,167

Pharmaceuticals — 5.56%
AbbVie Inc	390	29,531
Bristol-Myers Squibb Co	661	33,519

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Eli Lilly & Co	245	$27,398
Johnson & Johnson	762	98,588
Merck & Co Inc	801	67,428
Pfizer Inc	1,356	48,721
Zoetis Inc	315	39,246
		$344,431

Pipelines — 1.08%
Kinder Morgan Inc	1,146	23,619
ONEOK Inc	330	24,318
Williams Cos Inc/The	800	19,248
		$67,185

Real Estate — 0.35%
CBRE Group Inc, Class A (a)	405	21,469

REITs — 2.77%
American Tower Corp	103	22,776
AvalonBay Communities Inc	100	21,533
Essex Property Trust Inc	70	22,865
Extra Space Storage Inc	195	22,780
Public Storage	93	22,810
Realty Income Corp	270	20,704
Simon Property Group Inc	110	17,122
UDR Inc	440	21,331
		$171,921

Retail — 8.31%
AutoZone Inc (a)	25	27,116
Costco Wholesale Corp	105	30,252
Darden Restaurants Inc	205	24,235
Dollar General Corp	210	33,377
Genuine Parts Co	190	18,922
Home Depot Inc/The	340	78,887
Lowe's Cos Inc	230	25,291
McDonald's Corp	195	41,868
O'Reilly Automotive Inc (a)	65	25,903
Ross Stores Inc	270	29,659
Starbucks Corp	335	29,621
TJX Cos Inc/The	470	26,198
Ulta Salon Cosmetics & Fragrance Inc (a)	71	17,796
Walgreens Boots Alliance Inc	395	21,847
Walmart Inc	255	30,263
Yum China Holdings Inc	555	25,214
Yum! Brands Inc	250	28,358
		$514,807

Semiconductors — 5.56%
Analog Devices Inc	674	75,306
Broadcom Inc	235	64,876
Intel Corp	1,111	57,250
KLA Corp	590	94,075
Xilinx Inc	555	53,225
		$344,732

Software — 8.08%
Adobe Inc (a)	120	33,150
ANSYS Inc (a)	25	5,534
Cadence Design Systems Inc (a)	80	5,286
Intuit Inc	60	15,956
Microsoft Corp	1,887	262,350
MSCI Inc	100	21,775
Oracle Corp	836	46,005

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Paychex Inc	215	$17,796
Synopsys Inc (a)	40	5,490
Veeva Systems Inc, Class A (a)	555	84,743
VMware Inc	20	3,001
		$501,086

Telecommunications — 5.34%
Arista Networks Inc (a)	15	3,584
AT&T Inc	1,446	54,717
Cisco Systems Inc	1,306	64,529
Corning Inc	2,122	60,519
Motorola Solutions Inc	505	86,057
Verizon Communications Inc	1,021	61,628
		$331,034

Transportation — 0.73%
CSX Corp	230	15,932
Union Pacific Corp	180	29,157
		$45,089
TOTAL COMMON STOCKS		$6,178,027
INVESTMENT COMPANIES — 0.27%	Shares Held	Value

Money Market Fund — 0.27%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	16,833	$16,833
TOTAL INVESTMENT COMPANIES		$16,833
Total Investments		$6,194,860
Other Assets and Liabilities — 0.07%		4,550
TOTAL NET ASSETS — 100.00%		$6,199,410

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.35%
Technology	18.84%
Communications	18.45%
Financial	16.80%
Consumer, Cyclical	9.47%
Industrial	6.77%
Energy	4.02%
Utilities	1.79%
Basic Materials	1.17%
Investment Companies	0.27%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.62%	Shares Held	Value

Aerospace & Defense — 0.97%
Boeing Co/The	36,609	$13,928,626
Agriculture — 1.66%
Philip Morris International Inc	313,083	23,772,392
Banks — 8.45%
Bank of America Corp	1,000,817	29,193,832
Citigroup Inc	444,832	30,728,995
JPMorgan Chase & Co	272,718	32,096,181
Wells Fargo & Co	571,489	28,825,905
		$120,844,913

Beverages — 5.47%
Coca-Cola Co/The	590,672	32,156,184
PepsiCo Inc	335,746	46,030,776
		$78,186,960

Biotechnology — 1.97%
Amgen Inc	145,677	28,189,956
Chemicals — 0.93%
DuPont de Nemours Inc	186,180	13,276,496
Commercial Services — 1.93%
PayPal Holdings Inc (a)	266,549	27,611,811
Computers — 8.09%
Accenture PLC, Class A	156,828	30,165,866
Apple Inc	255,196	57,156,248
International Business Machines Corp	195,655	28,452,150
		$115,774,264

Diversified Financial Services — 4.36%
Mastercard Inc, Class A	117,308	31,857,333
Visa Inc, Class A	177,157	30,472,776
		$62,330,109

Electronics — 3.06%
Honeywell International Inc	258,908	43,807,234
Healthcare — Products — 4.33%
Abbott Laboratories	346,281	28,973,331
Medtronic PLC	303,110	32,923,808
		$61,897,139

Healthcare — Services — 0.86%
UnitedHealth Group Inc	56,535	12,286,186
Household Products — 3.44%
Procter & Gamble Co/The	395,441	49,184,952
Insurance — 2.00%
Berkshire Hathaway Inc, Class B (a)	137,419	28,585,900
Internet — 4.75%
Alphabet Inc, Class A (a)	23,478	28,669,925
Amazon.com Inc (a)	7,865	13,652,932
Facebook Inc, Class A (a)	84,608	15,066,993
Netflix Inc (a)	39,232	10,499,268
		$67,889,118

Media — 5.55%
Comcast Corp, Class A	690,622	31,133,240
Walt Disney Co/The	370,582	48,294,246
		$79,427,486

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture — 1.53%
3M Co	133,160	$21,891,504
Oil & Gas — 3.55%
Chevron Corp	224,670	26,645,862
Exxon Mobil Corp	342,457	24,180,889
		$50,826,751

Pharmaceuticals — 9.79%
AbbVie Inc	173,366	13,127,274
Eli Lilly & Co	213,315	23,855,016
Johnson & Johnson	294,339	38,081,580
Merck & Co Inc	494,716	41,645,193
Pfizer Inc	651,767	23,417,988
		$140,127,051

Retail — 9.08%
Home Depot Inc/The	143,870	33,380,717
McDonald's Corp	216,671	46,521,431
Walmart Inc	421,875	50,068,125
		$129,970,273

Semiconductors — 1.83%
Broadcom Inc	46,468	12,828,421
Intel Corp	260,133	13,404,653
		$26,233,074

Software — 8.99%
Adobe Inc (a)	103,643	28,631,379
Microsoft Corp	416,227	57,868,040
Oracle Corp	766,071	42,156,887
		$128,656,306

Telecommunications — 6.08%
AT&T Inc	882,539	33,395,276
Cisco Systems Inc	511,400	25,268,274
Verizon Communications Inc	468,061	28,252,162
		$86,915,712

Transportation — 0.95%
Union Pacific Corp	83,587	13,539,422
TOTAL COMMON STOCKS		$1,425,153,635
INVESTMENT COMPANIES — 0.31%	Shares Held	Value

Money Market Fund — 0.31%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	4,477,292	$4,477,292
TOTAL INVESTMENT COMPANIES		$4,477,292
Total Investments		$1,429,630,927
Other Assets and Liabilities — 0.07%		1,026,418
TOTAL NET ASSETS — 100.00%		$1,430,657,345

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

See accompanying notes.

     Schedule of Investments Principal U.S. Mega-Cap Multi-Factor Index ETF

September 30, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	29.45%
Technology	18.92%
Communications	16.37%
Financial	14.80%
Consumer, Cyclical	9.09%
Industrial	6.51%
Energy	3.55%
Basic Materials	0.93%
Investment Companies	0.31%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value

Advertising — 0.01%
Fluent Inc (a)	6,792	$18,576

Aerospace & Defense — 1.41%
Aerojet Rocketdyne Holdings Inc (a)	71,869	3,630,103
Astronics Corp (a)	9,489	278,787
Mercury Systems Inc (a)	16,056	1,303,266
		$5,212,156

Agriculture — 0.05%
Phibro Animal Health Corp, Class A	5,515	117,635
Turning Point Brands Inc	2,845	65,606
		$183,241

Airlines — 0.28%
Allegiant Travel Co	7,054	1,055,702

Apparel — 0.71%
Oxford Industries Inc	7,921	567,936
Steven Madden Ltd	32,707	1,170,583
Wolverine World Wide Inc	31,156	880,469
		$2,618,988

Auto Parts & Equipment — 0.48%
Dana Inc	60,429	872,595
Dorman Products Inc (a)	10,054	799,695
Miller Industries Inc	3,146	104,762
		$1,777,052

Banks — 10.80%
Allegiance Bancshares Inc (a)	8,252	264,807
Atlantic Capital Bancshares Inc (a)	13,633	236,396
Bancorp Inc/The (a)	12,334	122,107
Bank of Hawaii Corp	32,271	2,773,047
Bank of Marin Bancorp	3,808	157,994
Banner Corp	22,683	1,274,104
Byline Bancorp Inc (a)	6,117	109,372
Cadence BanCorp	142,437	2,498,345
Camden National Corp	3,214	139,230
Cathay General Bancorp	64,827	2,251,766
Central Pacific Financial Corp	18,638	529,319
City Holding Co	6,333	482,891
Community Bank System Inc	22,648	1,397,155
ConnectOne Bancorp Inc	11,802	262,004
Enterprise Financial Services Corp	9,163	373,392
Equity Bancshares Inc, Class A (a)	6,629	177,723
FB Financial Corp	5,808	218,090
Financial Institutions Inc	4,312	130,136
First BanCorp	136,685	1,364,116
First Commonwealth Financial Corp	54,524	724,079
First Financial Corp	3,769	163,838
First Interstate BancSystem Inc, Class A	26,176	1,053,322
First Merchants Corp	17,234	648,602
First of Long Island Corp/The	9,440	214,760
Great Western Bancorp Inc	46,351	1,529,583
Hanmi Financial Corp	19,702	370,004
Heartland Financial USA Inc	10,632	475,676
Home BancShares Inc	73,405	1,379,647
Hope Bancorp Inc	87,281	1,251,610
Horizon Bancorp Inc	9,887	171,638
Independent Bank Corp	13,761	1,027,259
Independent Bank Group Inc	21,883	1,151,265
Lakeland Bancorp Inc	13,829	213,381
Lakeland Financial Corp	10,115	444,858

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
LegacyTexas Financial Group Inc	27,732	$1,207,174
Live Oak Bancshares Inc	13,901	251,608
Midland States Bancorp Inc	5,918	154,164
NBT Bancorp Inc	12,181	445,703
Nicolet Bankshares Inc (a)	1,540	102,518
Old Second Bancorp Inc	7,495	91,589
Peoples Bancorp Inc	5,483	174,414
Preferred Bank	6,546	342,879
S&T Bancorp Inc	10,523	384,405
Sandy Spring Bancorp Inc	13,598	458,389
ServisFirst Bancshares Inc	16,759	555,561
Simmons First National Corp, Class A	47,334	1,178,617
South State Corp	20,854	1,570,306
Southside Bancshares Inc	15,644	533,617
Sterling Bancorp Inc	4,451	43,442
TCF Financial Corp	63,358	2,412,039
TriCo Bancshares	9,142	331,855
Trustmark Corp	66,447	2,266,507
United Community Banks Inc	46,296	1,312,492
Washington Trust Bancorp Inc	4,136	199,810
WesBanco Inc	11,640	434,987
		$40,033,592

Beverages — 0.41%
Boston Beer Co Inc/The, Class A (a)	4,203	1,530,228

Biotechnology — 2.31%
ACADIA Pharmaceuticals Inc (a)	55,271	1,989,203
ANI Pharmaceuticals Inc (a)	4,165	303,545
Arrowhead Pharmaceuticals Inc (a)	42,902	1,208,978
Cambrex Corp (a)	19,645	1,168,878
Denali Therapeutics Inc (a)	10,000	153,200
Innoviva Inc (a)	65,576	691,171
Myriad Genetics Inc (a)	36,125	1,034,259
NeoGenomics Inc (a)	52,549	1,004,737
PDL BioPharma Inc (a)	85,281	184,207
Veracyte Inc (a)	15,415	369,960
Vericel Corp (a)	29,624	448,507
		$8,556,645

Chemicals — 2.16%
Amyris Inc (a)	62,686	298,385
Balchem Corp	9,813	973,352
Innospec Inc	8,594	766,069
Minerals Technologies Inc	11,194	594,289
PQ Group Holdings Inc (a)	9,555	152,307
Quaker Chemical Corp	6,735	1,065,073
Rogers Corp (a)	5,680	776,513
Sensient Technologies Corp	35,531	2,439,203
Stepan Co	9,589	930,708
		$7,995,899

Coal — 0.65%
Advanced Emissions Solutions Inc	7,459	110,692
Arch Coal Inc, Class A	17,961	1,332,706
Warrior Met Coal Inc	50,013	976,254
		$2,419,652

Commercial Services — 4.11%
ABM Industries Inc	44,897	1,630,659
BG Staffing Inc	3,394	64,859
Carriage Services Inc	4,355	89,016
Cass Information Systems Inc	4,374	236,152

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
CorVel Corp (a)	3,777	$285,919
CRA International Inc	2,114	88,725
Ennis Inc	16,642	336,335
EVERTEC Inc	38,590	1,204,780
Forrester Research Inc	5,590	179,663
FTI Consulting Inc (a)	22,098	2,342,167
Graham Holdings Co, Class B	2,013	1,335,525
Hackett Group Inc/The	7,983	131,400
Heidrick & Struggles International Inc	5,220	142,506
HMS Holdings Corp (a)	30,584	1,054,078
ICF International Inc	9,184	775,772
K12 Inc (a)	10,910	288,024
Kforce Inc	10,730	405,969
LiveRamp Holdings Inc (a)	23,909	1,027,131
Medifast Inc	8,056	834,843
Monro Inc	14,368	1,135,216
R1 RCM Inc (a)	41,445	370,104
Rent-A-Center Inc	49,870	1,286,147
		$15,244,990

Computers — 1.02%
ExlService Holdings Inc (a)	13,728	919,227
Insight Enterprises Inc (a)	14,043	782,055
MTS Systems Corp	11,968	661,232
Presidio Inc	41,825	706,842
TTEC Holdings Inc	3,268	156,472
Unisys Corp (a)	36,191	268,899
Virtusa Corp (a)	8,461	304,765
		$3,799,492

Construction Materials — 1.05%
Boise Cascade Co	27,435	894,107
Continental Building Products Inc (a)	26,633	726,814
PGT Innovations Inc (a)	37,848	653,635
Simpson Manufacturing Co Inc	23,541	1,633,039
		$3,907,595

Distribution/Wholesale — 1.26%
Core-Mark Holding Co Inc	8,751	281,039
G-III Apparel Group Ltd (a)	15,708	404,795
Systemax Inc	4,388	96,580
Triton International Ltd	44,082	1,491,735
WESCO International Inc (a)	49,855	2,381,573
		$4,655,722

Diversified Financial Services — 5.12%
Aircastle Ltd	30,851	691,988
Artisan Partners Asset Management Inc, Class A	50,786	1,434,197
CBTX Inc	3,977	110,879
Cohen & Steers Inc	14,926	819,885
Deluxe Corp	32,666	1,605,861
Diamond Hill Investment Group Inc	1,672	230,953
Federated Investors Inc, Class B	93,015	3,014,616
Greenhill & Co Inc	20,948	274,838
Hamilton Lane Inc, Class A	8,404	478,692
Hannon Armstrong Sustainable Infrastructure Capital Inc	49,342	1,438,319
Legg Mason Inc	99,493	3,799,638
Moelis & Co, Class A	40,939	1,344,846
Paysign Inc (a)	5,792	58,499
PJT Partners Inc, Class A	9,629	391,900
Virtu Financial Inc, Class A	87,472	1,431,042
Waddell & Reed Financial Inc, Class A	101,084	1,736,623

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Westwood Holdings Group Inc	3,644	$100,829
		$18,963,605

Electric — 0.83%
Ameresco Inc, Class A (a)	6,592	105,933
Genie Energy Ltd, Class B	10,576	78,897
NorthWestern Corp	38,736	2,907,137
		$3,091,967

Electrical Components & Equipment — 1.93%
Belden Inc	28,638	1,527,551
Encore Wire Corp	9,970	561,112
Energizer Holdings Inc	50,280	2,191,202
Generac Holdings Inc (a)	36,608	2,867,871
		$7,147,736

Electronics — 2.66%
Alarm.com Holdings Inc (a)	33,393	1,557,450
Atkore International Group Inc (a)	26,265	797,143
Badger Meter Inc	11,663	626,303
Brady Corp, Class A	55,225	2,929,686
Comtech Telecommunications Corp	14,703	477,847
Fluidigm Corp (a)	30,261	140,108
Mesa Laboratories Inc	2,622	623,433
Napco Security Technologies Inc (a)	3,157	80,567
OSI Systems Inc (a)	10,599	1,076,434
SMART Global Holdings Inc (a)	31,340	798,543
Watts Water Technologies Inc, Class A	7,935	743,748
		$9,851,262

Energy — Alternate Sources — 0.71%
Pattern Energy Group Inc, Class A	77,663	2,091,465
Renewable Energy Group Inc (a)	36,248	543,901
		$2,635,366

Engineering & Construction — 1.55%
Comfort Systems USA Inc	23,973	1,060,325
Exponent Inc	19,922	1,392,548
Great Lakes Dredge & Dock Corp (a)	35,331	369,209
KBR Inc	119,833	2,940,702
		$5,762,784

Entertainment — 0.50%
AMC Entertainment Holdings Inc, Class A	35,693	381,915
Everi Holdings Inc (a)	40,859	345,667
SeaWorld Entertainment Inc (a)	42,929	1,129,892
		$1,857,474

Environmental Control — 0.58%
Tetra Tech Inc	24,664	2,139,849

Food — 1.93%
B&G Foods Inc	40,466	765,212
Chefs' Warehouse Inc/The (a)	6,721	270,991
J&J Snack Foods Corp	3,216	617,472
John B Sanfilippo & Son Inc	2,397	231,550
Simply Good Foods Co/The (a)	16,692	483,901
Sprouts Farmers Market Inc (a)	110,906	2,144,922
Tootsie Roll Industries Inc	8,193	304,288
TreeHouse Foods Inc (a)	42,238	2,342,097
		$7,160,433

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Forest Products & Paper — 0.68%
Domtar Corp	53,245	$1,906,704
Schweitzer-Mauduit International Inc	10,725	401,544
Verso Corp, Class A (a)	16,358	202,512
		$2,510,760

Gas — 0.16%
Chesapeake Utilities Corp	6,323	602,708

Hand/Machine Tools — 0.60%
Franklin Electric Co Inc	12,724	608,335
Regal Beloit Corp	22,065	1,607,435
		$2,215,770

Healthcare — Products — 6.00%
AngioDynamics Inc (a)	10,503	193,465
AtriCure Inc (a)	13,588	338,885
Atrion Corp	589	458,931
BioTelemetry Inc (a)	27,073	1,102,683
Cardiovascular Systems Inc (a)	21,645	1,028,570
CareDx Inc (a)	19,088	431,580
Cerus Corp (a)	35,517	183,090
CONMED Corp	20,282	1,950,114
Genomic Health Inc (a)	24,326	1,649,789
Glaukos Corp (a)	15,346	959,278
Inspire Medical Systems Inc (a)	13,735	838,110
Invacare Corp	10,827	81,203
iRadimed Corp (a)	2,679	56,313
iRhythm Technologies Inc (a)	21,457	1,590,178
Lantheus Holdings Inc (a)	10,123	253,733
LeMaitre Vascular Inc	4,142	141,574
Luminex Corp	18,985	392,040
Meridian Bioscience Inc	21,595	204,937
Merit Medical Systems Inc (a)	21,302	648,859
NanoString Technologies Inc (a)	16,580	357,962
NuVasive Inc (a)	33,396	2,116,639
OPKO Health Inc (a)	174,560	364,830
OrthoPediatrics Corp (a)	2,596	91,535
Patterson Cos Inc	73,826	1,315,579
Quanterix Corp (a)	2,327	51,101
Quidel Corp (a)	12,265	752,458
Repligen Corp (a)	14,496	1,111,698
RTI Surgical Holdings Inc (a)	7,302	20,811
STAAR Surgical Co (a)	13,886	357,981
Tactile Systems Technology Inc (a)	9,643	408,092
Tandem Diabetes Care Inc (a)	40,162	2,368,755
Utah Medical Products Inc	636	60,954
Varex Imaging Corp (a)	12,565	358,605
		$22,240,332

Healthcare — Services — 3.60%
Acadia Healthcare Co Inc (a)	46,496	1,445,096
Addus HomeCare Corp (a)	5,943	471,161
Brookdale Senior Living Inc (a)	101,115	766,452
Catasys Inc (a)	2,440	38,454
Community Health Systems Inc (a)	68,607	246,985
Ensign Group Inc/The	13,727	651,072
Invitae Corp (a)	35,455	683,218
LHC Group Inc (a)	15,929	1,808,897
MEDNAX Inc (a)	94,251	2,131,958
Medpace Holdings Inc (a)	26,514	2,228,236
National HealthCare Corp	4,047	331,247
Select Medical Holdings Corp (a)	37,207	616,520
Surgery Partners Inc (a)	9,415	69,530

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Tenet Healthcare Corp (a)	49,890	$1,103,567
Triple-S Management Corp, Class B (a)	3,821	51,201
US Physical Therapy Inc	5,499	717,894
		$13,361,488

Home Builders — 0.50%
MDC Holdings Inc	21,032	906,479
Winnebago Industries Inc	24,278	931,062
		$1,837,541

Home Furnishings — 0.53%
iRobot Corp (a)	20,588	1,269,662
Sleep Number Corp (a)	17,146	708,473
		$1,978,135

Household Products — 0.39%
Edgewell Personal Care Co (a)	31,616	1,027,204
Inter Parfums Inc	5,983	418,630
		$1,445,834

Household Products/Wares — 1.17%
ACCO Brands Corp	28,147	277,811
Helen of Troy Ltd (a)	12,576	1,982,732
Spectrum Brands Holdings Inc	18,421	971,155
WD-40 Co	5,965	1,094,816
		$4,326,514

Insurance — 1.82%
Argo Group International Holdings Ltd	16,864	1,184,527
HCI Group Inc	4,976	209,191
James River Group Holdings Ltd	15,606	799,651
Kinsale Capital Group Inc	6,647	686,702
Mercury General Corp	41,752	2,333,102
National General Holdings Corp	27,702	637,700
NMI Holdings Inc, Class A (a)	34,279	900,167
		$6,751,040

Internet — 1.21%
Cogent Communications Holdings Inc	25,426	1,400,973
Endurance International Group Holdings Inc (a)	28,640	107,400
HealthStream Inc (a)	8,820	228,350
Meet Group Inc/The (a)	66,604	218,128
NIC Inc	26,180	540,617
Perficient Inc (a)	19,266	743,282
Shutterstock Inc (a)	12,783	461,722
Stitch Fix Inc, Class A (a)	32,189	619,638
Zix Corp (a)	24,776	179,378
		$4,499,488

Iron & Steel — 0.24%
Carpenter Technology Corp	17,287	893,046

Leisure Time — 0.50%
Acushnet Holdings Corp	8,478	223,819
Clarus Corp	5,352	62,752
Fox Factory Holding Corp (a)	10,147	631,549
Johnson Outdoors Inc, Class A	1,755	102,773
Lindblad Expeditions Holdings Inc (a)	8,157	136,711
MasterCraft Boat Holdings Inc (a)	6,112	91,222
YETI Holdings Inc (a)	21,703	607,684
		$1,856,510

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Lodging — 0.10%
Marcus Corp/The	9,739	$360,440

Machinery — Diversified — 1.19%
Applied Industrial Technologies Inc	14,405	818,204
Cactus Inc, Class A (a)	26,066	754,350
Chart Industries Inc (a)	21,673	1,351,528
CSW Industrials Inc	6,943	479,275
Kadant Inc	6,284	551,673
Tennant Co	6,276	443,713
		$4,398,743

Media — 1.54%
AMC Networks Inc, Class A (a)	31,111	1,529,417
EW Scripps Co/The Class A	19,760	262,413
Gray Television Inc (a)	23,555	384,418
John Wiley & Sons Inc, Class A	11,392	500,564
Sinclair Broadcast Group Inc, Class A	46,234	1,976,041
TEGNA Inc	68,348	1,061,444
		$5,714,297

Metal Fabrication & Hardware — 1.19%
Advanced Drainage Systems Inc	30,269	976,781
Mueller Industries Inc	12,850	368,538
Park-Ohio Holdings Corp	1,884	56,256
Timken Co/The	59,423	2,585,495
TriMas Corp (a)	13,768	421,989
		$4,409,059

Mining — 0.31%
Kaiser Aluminum Corp	11,723	1,160,225

Miscellaneous Manufacture — 1.09%
ESCO Technologies Inc	14,466	1,150,915
Fabrinet (a)	24,666	1,290,032
Federal Signal Corp	22,848	748,043
Hillenbrand Inc	14,942	461,409
Standex International Corp	5,337	389,281
		$4,039,680

Office & Business Equipment — 0.21%
Pitney Bowes Inc	170,906	781,040

Office Furnishings — 0.48%
Herman Miller Inc	24,390	1,124,135
Interface Inc	17,147	247,603
Knoll Inc	16,593	420,632
		$1,792,370

Oil & Gas — 2.40%
Berry Petroleum Corp	39,527	369,973
Bonanza Creek Energy Inc (a)	10,291	230,415
Callon Petroleum Co (a)	242,961	1,054,451
Carrizo Oil & Gas Inc (a)	115,996	995,826
Denbury Resources Inc (a)	303,908	361,651
Earthstone Energy Inc, Class A (a)	4,027	13,088
Evolution Petroleum Corp	9,681	56,537
Falcon Minerals Corp	6,719	38,634
Gulfport Energy Corp (a)	150,561	408,020
Mammoth Energy Services Inc	11,154	27,662
Murphy USA Inc (a)	15,444	1,317,373
PDC Energy Inc (a)	48,396	1,342,989
SM Energy Co	96,936	939,310
Southwestern Energy Co (a)	582,200	1,123,646

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
SRC Energy Inc (a)	134,572	$627,105
		$8,906,680

Oil & Gas Services — 0.72%
Archrock Inc	42,945	428,162
Core Laboratories NV	33,176	1,546,665
ProPetro Holding Corp (a)	50,522	459,245
Solaris Oilfield Infrastructure Inc, Class A	18,431	247,344
		$2,681,416

Packaging & Containers — 0.92%
Matthews International Corp, Class A	4,624	163,643
Owens-Illinois Inc	133,228	1,368,252
Silgan Holdings Inc	62,327	1,871,991
		$3,403,886

Pharmaceuticals — 2.17%
Amneal Pharmaceuticals Inc (a)	31,590	91,611
Amphastar Pharmaceuticals Inc (a)	10,264	203,535
Antares Pharma Inc (a)	40,604	135,820
Assertio Therapeutics Inc (a)	21,832	27,945
BioDelivery Sciences International Inc (a)	27,779	116,950
BioSpecifics Technologies Corp (a)	2,861	153,121
CorMedix Inc (a)	8,698	55,493
Endo International PLC (a)	121,720	390,721
KalVista Pharmaceuticals Inc (a)	2,014	23,362
Lannett Co Inc (a)	41,112	460,454
Mallinckrodt PLC (a)	66,531	160,340
Natural Grocers by Vitamin Cottage Inc (a)	5,816	58,102
Owens & Minor Inc	79,601	462,482
Pacira BioSciences Inc (a)	31,028	1,181,236
Premier Inc, Class A (a)	75,282	2,177,155
Prestige Consumer Healthcare Inc (a)	32,849	1,139,532
Supernus Pharmaceuticals Inc (a)	24,966	686,066
USANA Health Sciences Inc (a)	7,425	507,796
		$8,031,721

Pipelines — 0.31%
SemGroup Corp, Class A	69,507	1,135,744

Private Equity — 0.28%
Kennedy-Wilson Holdings Inc	44,357	972,305
Victory Capital Holdings Inc, Class A	5,346	82,222
		$1,054,527

Real Estate — 0.52%
Marcus & Millichap Inc (a)	21,382	758,847
Realogy Holdings Corp	151,781	1,013,897
RMR Group Inc/The, Class A	3,027	137,668
		$1,910,412

REITs — 7.26%
Apollo Commercial Real Estate Finance Inc	149,859	2,872,797
Arbor Realty Trust Inc	135,875	1,781,321
Ares Commercial Real Estate Corp	25,201	383,811
CareTrust REIT Inc	107,663	2,530,619
CorePoint Lodging Inc	23,496	237,545
Exantas Capital Corp	22,622	257,212
Four Corners Property Trust Inc	47,255	1,336,371
Granite Point Mortgage Trust Inc	146,924	2,753,356
Jernigan Capital Inc	19,335	372,199
KKR Real Estate Finance Trust Inc	66,928	1,307,104
Ladder Capital Corp	126,685	2,187,850

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Lexington Realty Trust	291,728	$2,990,212
LTC Properties Inc	24,467	1,253,200
NexPoint Residential Trust Inc	9,231	431,642
Office Properties Income Trust	35,597	1,090,692
PennyMac Mortgage Investment Trust	83,026	1,845,668
Spirit MTA REIT	25,678	216,722
Tanger Factory Outlet Centers Inc	128,659	1,991,641
TPG RE Finance Trust Inc	53,453	1,060,507
		$26,900,469

Retail — 5.49%
Abercrombie & Fitch Co, Class A	43,132	672,859
America's Car-Mart Inc (a)	3,390	310,863
BJ's Restaurants Inc	24,339	945,327
Bloomin' Brands Inc	54,483	1,031,363
BMC Stock Holdings Inc (a)	30,704	803,831
Boot Barn Holdings Inc (a)	20,109	701,804
Brinker International Inc	39,676	1,692,975
Cato Corp/The, Class A	7,732	136,160
Cheesecake Factory Inc/The	33,866	1,411,535
Chico's FAS Inc	113,410	457,042
Dave & Buster's Entertainment Inc	26,368	1,027,034
Dick's Sporting Goods Inc	74,128	3,025,164
Dine Brands Global Inc	10,073	764,138
Duluth Holdings Inc, Class B (a)	4,373	37,083
Group 1 Automotive Inc	6,271	578,876
Haverty Furniture Cos Inc	4,976	100,864
J. Jill Inc	10,367	19,697
La-Z-Boy Inc	12,687	426,156
Office Depot Inc	141,769	248,805
PC Connection Inc	3,887	151,204
PetIQ Inc (a)	12,250	333,935
PetMed Express Inc	17,623	317,566
Ruth's Hospitality Group Inc	11,621	237,243
Sally Beauty Holdings Inc (a)	58,220	866,896
Shoe Carnival Inc	10,321	334,504
Tailored Brands Inc	49,148	216,251
Tilly's Inc, Class A	13,049	123,183
Wingstop Inc	20,201	1,763,143
World Fuel Services Corp	28,929	1,155,424
Zumiez Inc (a)	14,224	450,545
		$20,341,470

Savings & Loans — 1.33%
Axos Financial Inc (a)	36,579	1,011,409
Berkshire Hills Bancorp Inc	25,406	744,142
First Defiance Financial Corp	6,814	197,367
Meridian Bancorp Inc	20,485	384,094
Northfield Bancorp Inc	13,062	209,776
Oritani Financial Corp	36,713	649,637
Provident Financial Services Inc	21,251	521,287
WSFS Financial Corp	27,285	1,203,268
		$4,920,980

Semiconductors — 1.94%
Cabot Microelectronics Corp	20,152	2,845,664
Lattice Semiconductor Corp (a)	57,551	1,052,320
Power Integrations Inc	10,518	951,143
Semtech Corp (a)	31,770	1,544,340
Xperi Corp	38,324	792,540
		$7,186,007

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software — 5.20%
Alteryx Inc, Class A (a)	32,435	$3,484,492
Appfolio Inc, Class A (a)	6,562	624,309
Bandwidth Inc, Class A (a)	7,156	465,927
Computer Programs & Systems Inc	8,670	196,029
CSG Systems International Inc	10,932	564,966
Ebix Inc	24,790	1,043,659
Envestnet Inc (a)	17,095	969,287
Five9 Inc (a)	51,594	2,772,662
Intelligent Systems Corp (a)	1,368	56,827
Manhattan Associates Inc (a)	33,733	2,721,241
Monotype Imaging Holdings Inc	28,077	556,205
Omnicell Inc (a)	13,342	964,226
Pareteum Corp (a)	62,594	80,746
Progress Software Corp	23,889	909,215
QAD Inc, Class A	4,098	189,246
SailPoint Technologies Holding Inc (a)	70,563	1,318,822
Simulations Plus Inc	2,993	103,857
SPS Commerce Inc (a)	19,690	926,808
Upland Software Inc (a)	8,969	312,659
Verint Systems Inc (a)	23,861	1,020,774
		$19,281,957

Storage/Warehousing — 0.13%
Mobile Mini Inc	13,418	494,588

Telecommunications — 1.48%
Consolidated Communications Holdings Inc	45,307	215,661
Inseego Corp (a)	38,765	186,072
InterDigital Inc	41,110	2,157,042
Iridium Communications Inc (a)	42,756	909,848
Shenandoah Telecommunications Co	15,941	506,445
Switch Inc, Class A	56,809	887,357
United States Cellular Corp (a)	16,549	621,911
		$5,484,336

Textiles — 0.49%
UniFirst Corp	9,342	1,822,811

Transportation — 1.75%
ArcBest Corp	21,403	651,722
Forward Air Corp	11,352	723,350
Matson Inc	13,686	513,362
Radiant Logistics Inc (a)	17,295	89,415
Ryder System Inc	44,073	2,281,659
Universal Logistics Holdings Inc	3,444	80,176
Werner Enterprises Inc	60,904	2,149,911
		$6,489,595

Trucking & Leasing — 0.45%
GATX Corp	21,409	1,659,840

Water — 0.79%
American States Water Co	21,239	1,908,537
California Water Service Group	19,239	1,018,320
		$2,926,857
TOTAL COMMON STOCKS		$369,428,322
INVESTMENT COMPANIES — 0.25%	Shares Held	Value

Money Market Fund — 0.25%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	914,949	$914,949
TOTAL INVESTMENT COMPANIES		$914,949

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
September 30, 2019 (unaudited)

Total Investments	$370,343,271
Other Assets and Liabilities — 0.09%	332,853
TOTAL NET ASSETS — 100.00%	$370,676,124

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.12%
Consumer, Non-cyclical	22.14%
Industrial	16.36%
Consumer, Cyclical	11.45%
Technology	8.37%
Energy	4.80%
Communications	4.24%
Basic Materials	3.39%
Utilities	1.79%
Investment Companies	0.25%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS — 99.60%	Shares Held	Value

Advertising — 0.33%
Marchex Inc (a)	48	$151
Trade Desk Inc/The, Class A (a)	173	32,446
		$32,597

Aerospace & Defense — 0.37%
HEICO Corp	296	36,964

Agriculture — 0.01%
Turning Point Brands Inc	32	738

Apparel — 1.79%
Carter's Inc	376	34,295
Columbia Sportswear Co	152	14,727
Deckers Outdoor Corp (a)	256	37,724
Hanesbrands Inc	1,880	28,801
Steven Madden Ltd	392	14,030
Under Armour Inc, Class A (a)	2,336	46,580
Unifi Inc (a)	40	877
		$177,034

Auto Manufacturers — 0.02%
REV Group Inc	160	1,829

Auto Parts & Equipment — 0.53%
BorgWarner Inc	960	35,213
Dorman Products Inc (a)	128	10,181
Methode Electronics Inc	176	5,921
Miller Industries Inc	32	1,065
Titan International Inc	96	259
		$52,639

Banks — 4.38%
Associated Banc-Corp	1,136	23,004
Atlantic Capital Bancshares Inc (a)	112	1,942
BancorpSouth Bank	576	17,055
Bank OZK	656	17,889
CenterState Bank Corp	536	12,856
Central Pacific Financial Corp	160	4,544
Customers Bancorp Inc (a)	152	3,153
Enterprise Financial Services Corp	80	3,260
Financial Institutions Inc	40	1,207
First Merchants Corp	144	5,420
Fulton Financial Corp	1,160	18,769
Glacier Bancorp Inc	280	11,329
Great Western Bancorp Inc	384	12,672
Hanmi Financial Corp	168	3,155
Hope Bancorp Inc	720	10,325
Horizon Bancorp Inc	80	1,389
IBERIABANK Corp	376	28,403
Independent Bank Corp	128	2,728
International Bancshares Corp	208	8,033
Luther Burbank Corp	64	725
Metropolitan Bank Holding Corp (a)	16	629
Midland States Bancorp Inc	48	1,250
Opus Bank	112	2,438
PacWest Bancorp	992	36,049
Popular Inc	544	29,420
RBB Bancorp	24	473
S&T Bancorp Inc	88	3,215
ServisFirst Bancshares Inc	144	4,774
Signature Bank	360	42,919
Sterling Bancorp Inc	40	390
Synovus Financial Corp	1,432	51,208
TCF Financial Corp	520	19,796

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
TriCo Bancshares	80	$2,904
Zions Bancorp NA	1,088	48,438
		$431,761

Beverages — 0.19%
Boston Beer Co Inc/The, Class A (a)	51	18,568

Biotechnology — 0.93%
ACADIA Pharmaceuticals Inc (a)	344	12,381
Achillion Pharmaceuticals Inc (a)	384	1,382
Adverum Biotechnologies Inc (a)	168	916
Alder Biopharmaceuticals Inc (a)	584	11,014
Aptinyx Inc (a)	56	195
ArQule Inc (a)	272	1,950
Arrowhead Pharmaceuticals Inc (a)	224	6,312
Athersys Inc (a)	424	564
Biohaven Pharmaceutical Holding Co Ltd (a)	80	3,338
ChromaDex Corp (a)	64	252
Constellation Pharmaceuticals Inc (a)	40	258
Eidos Therapeutics Inc (a)	40	1,439
Eiger BioPharmaceuticals Inc (a)	56	574
Emergent BioSolutions Inc (a)	128	6,692
Fate Therapeutics Inc (a)	160	2,485
Guardant Health Inc (a)	88	5,617
Karyopharm Therapeutics Inc (a)	152	1,462
Magenta Therapeutics Inc (a)	56	575
Marker Therapeutics Inc (a)	64	327
Myriad Genetics Inc (a)	160	4,581
NeoGenomics Inc (a)	1,072	20,497
Novavax Inc (a)	56	281
PDL BioPharma Inc (a)	408	881
Sorrento Therapeutics Inc (a)	216	462
Tocagen Inc (a)	64	42
Translate Bio Inc (a)	64	634
Ultragenyx Pharmaceutical Inc (a)	96	4,107
UNITY Biotechnology Inc (a)	96	586
Veracyte Inc (a)	72	1,728
		$91,532

Chemicals — 2.05%
Amyris Inc (a)	128	609
Balchem Corp	64	6,348
CF Industries Holdings Inc	1,208	59,434
Hawkins Inc	16	680
Huntsman Corp	1,152	26,796
Innospec Inc	56	4,992
NewMarket Corp	36	16,995
Olin Corp	984	18,420
PolyOne Corp	320	10,448
RPM International Inc	592	40,736
Stepan Co	64	6,212
Valvoline Inc	504	11,103
		$202,773

Coal — 0.20%
Arch Coal Inc, Class A	120	8,904
Peabody Energy Corp	376	5,535
Warrior Met Coal Inc	296	5,778
		$20,217

Commercial Services — 4.20%
Aaron's Inc	240	15,422
Booz Allen Hamilton Holding Corp	848	60,225

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Bright Horizons Family Solutions Inc (a)	144	$21,960
CorVel Corp (a)	80	6,056
Ennis Inc	152	3,072
Euronet Worldwide Inc (a)	336	49,157
EVERTEC Inc	352	10,990
Evo Payments Inc (a)	184	5,174
Forrester Research Inc	104	3,343
FTI Consulting Inc (a)	200	21,198
GP Strategies Corp (a)	32	411
Heidrick & Struggles International Inc	48	1,310
Huron Consulting Group Inc (a)	64	3,926
ICF International Inc	88	7,433
Kforce Inc	104	3,935
Macquarie Infrastructure Corp	624	24,629
ManpowerGroup Inc	456	38,414
MarketAxess Holdings Inc	200	65,500
Monro Inc	128	10,113
Resources Connection Inc	120	2,039
Robert Half International Inc	760	42,302
ServiceMaster Global Holdings Inc (a)	296	16,546
ShotSpotter Inc (a)	48	1,105
		$414,260

Computers — 2.81%
Agilysys Inc (a)	88	2,254
Diebold Nixdorf Inc (a)	568	6,362
EPAM Systems Inc (a)	295	53,784
ForeScout Technologies Inc (a)	440	16,685
Genpact Ltd	872	33,790
Insight Enterprises Inc (a)	264	14,702
Leidos Holdings Inc	768	65,956
MAXIMUS Inc	448	34,613
Mitek Systems Inc (a)	136	1,312
Perspecta Inc	1,520	39,702
Rapid7 Inc (a)	136	6,173
SecureWorks Corp (a)	32	414
TTEC Holdings Inc	32	1,532
		$277,279

Construction Materials — 2.69%
AAON Inc	80	3,675
Armstrong Flooring Inc (a)	72	460
Armstrong World Industries Inc	400	38,680
Boise Cascade Co	248	8,082
Cornerstone Building Brands Inc (a)	544	3,291
Eagle Materials Inc	336	30,244
Fortune Brands Home & Security Inc	928	50,762
Lennox International Inc	189	45,921
Louisiana-Pacific Corp	1,288	31,659
Masco Corp	1,256	52,350
		$265,124

Distribution/Wholesale — 1.33%
Core-Mark Holding Co Inc	80	2,569
G-III Apparel Group Ltd (a)	200	5,154
HD Supply Holdings Inc (a)	1,136	44,503
LKQ Corp (a)	1,736	54,597
Systemax Inc	80	1,761
Veritiv Corp (a)	32	579
WESCO International Inc (a)	456	21,783
		$130,946

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 3.84%
Affiliated Managers Group Inc	392	$32,673
Aircastle Ltd	288	6,460
Artisan Partners Asset Management Inc, Class A	416	11,748
Cohen & Steers Inc	128	7,031
Credit Acceptance Corp (a)	76	35,060
Deluxe Corp	296	14,551
Encore Capital Group Inc (a)	168	5,599
Greenhill & Co Inc	176	2,309
Hamilton Lane Inc, Class A	72	4,101
Hannon Armstrong Sustainable Infrastructure Capital Inc	408	11,893
Lazard Ltd, Class A	768	26,880
Legg Mason Inc	1,000	38,190
Mr Cooper Group Inc (a)	520	5,522
OneMain Holdings Inc	412	15,112
Paysign Inc (a)	56	566
PRA Group Inc (a)	264	8,921
Regional Management Corp (a)	24	676
Santander Consumer USA Holdings Inc	1,336	34,081
SEI Investments Co	680	40,293
Waddell & Reed Financial Inc, Class A	832	14,294
Western Union Co/The	2,672	61,910
Westwood Holdings Group Inc	32	886
		$378,756

Electric — 2.82%
AES Corp	2,728	44,576
Alliant Energy Corp	1,048	56,519
Ameresco Inc, Class A (a)	48	771
Black Hills Corp	336	25,781
Genie Energy Ltd, Class B	72	537
IDACORP Inc	208	23,435
NorthWestern Corp	328	24,616
OGE Energy Corp	1,144	51,915
Pinnacle West Capital Corp	520	50,477
		$278,627

Electrical Components & Equipment — 0.89%
Acuity Brands Inc	311	41,920
American Superconductor Corp (a)	104	815
Belden Inc	256	13,655
Encore Wire Corp	96	5,403
Generac Holdings Inc (a)	336	26,322
		$88,115

Electronics — 3.73%
Alarm.com Holdings Inc (a)	304	14,178
Allegion PLC	544	56,386
Atkore International Group Inc (a)	248	7,527
Avnet Inc	720	32,029
Badger Meter Inc	112	6,014
FLIR Systems Inc	1,040	54,694
Gentex Corp	1,424	39,210
Napco Security Technologies Inc (a)	32	817
OSI Systems Inc (a)	96	9,750
PerkinElmer Inc	432	36,793
Tech Data Corp (a)	480	50,035
Trimble Inc (a)	744	28,875
Watts Water Technologies Inc, Class A	72	6,749
Woodward Inc	232	25,016
		$368,073

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Energy — Alternate Sources — 0.28%
Enphase Energy Inc (a)	472	$10,492
Green Plains Inc	280	2,967
Pattern Energy Group Inc, Class A	520	14,004
		$27,463

Engineering & Construction — 0.48%
Aegion Corp (a)	72	1,539
Exponent Inc	184	12,862
Great Lakes Dredge & Dock Corp (a)	328	3,428
KBR Inc	1,088	26,699
Tutor Perini Corp (a)	224	3,210
		$47,738

Entertainment — 0.21%
Cinemark Holdings Inc	528	20,402

Environmental Control — 0.35%
Clean Harbors Inc (a)	280	21,616
Covanta Holding Corp	728	12,587
		$34,203

Food — 2.32%
Chefs' Warehouse Inc/The (a)	64	2,580
Dean Foods Co	648	752
Ingredion Inc	520	42,505
Lancaster Colony Corp	135	18,718
Performance Food Group Co (a)	336	15,459
Pilgrim's Pride Corp (a)	544	17,433
Post Holdings Inc (a)	416	44,029
Sanderson Farms Inc	248	37,530
Sprouts Farmers Market Inc (a)	1,000	19,340
TreeHouse Foods Inc (a)	512	28,390
United Natural Foods Inc (a)	232	2,673
		$229,409

Forest Products & Paper — 0.17%
Clearwater Paper Corp (a)	88	1,858
Domtar Corp	360	12,892
PH Glatfelter Co	144	2,216
		$16,966

Gas — 0.61%
National Fuel Gas Co	528	24,774
ONE Gas Inc	176	16,915
Southwest Gas Holdings Inc (a)	200	18,208
		$59,897

Hand/Machine Tools — 0.82%
Franklin Electric Co Inc	120	5,737
Lincoln Electric Holdings Inc	288	24,987
Snap-on Inc	319	49,936
		$80,660

Healthcare — Products — 4.52%
AngioDynamics Inc (a)	224	4,126
AtriCure Inc (a)	288	7,183
Atrion Corp	13	10,129
Avanos Medical Inc (a)	416	15,583
Bio-Techne Corp	95	18,589
Bruker Corp	888	39,010
Cardiovascular Systems Inc (a)	440	20,909
CareDx Inc (a)	400	9,044

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Cerus Corp (a)	352	$1,815
CONMED Corp	416	39,998
Genomic Health Inc (a)	112	7,596
Glaukos Corp (a)	312	19,503
Hanger Inc (a)	352	7,174
Hill-Rom Holdings Inc	464	48,827
Inspire Medical Systems Inc (a)	272	16,597
Invacare Corp	224	1,680
iRadimed Corp (a)	56	1,177
LeMaitre Vascular Inc	88	3,008
Masimo Corp (a)	360	53,564
Meridian Bioscience Inc	456	4,327
NanoString Technologies Inc (a)	72	1,555
Novocure Ltd (a)	200	14,956
OrthoPediatrics Corp (a)	56	1,975
Patterson Cos Inc	1,504	26,801
Pulse Biosciences Inc (a)	40	618
Quanterix Corp (a)	24	527
Rockwell Medical Inc (a)	96	265
RTI Surgical Holdings Inc (a)	152	433
Surmodics Inc (a)	88	4,025
TransEnterix Inc (a)	1,752	1,086
West Pharmaceutical Services Inc	448	63,535
		$445,615

Healthcare — Services — 2.83%
Acadia Healthcare Co Inc (a)	944	29,339
Avalon GloboCare Corp (a)	72	135
Charles River Laboratories International Inc (a)	136	18,002
Chemed Corp	156	65,141
Community Health Systems Inc (a)	1,440	5,184
Ensign Group Inc/The	288	13,660
Invitae Corp (a)	128	2,467
LHC Group Inc (a)	328	37,248
MEDNAX Inc (a)	1,816	41,078
Medpace Holdings Inc (a)	64	5,378
Molina Healthcare Inc (a)	353	38,731
Natera Inc (a)	240	7,872
National HealthCare Corp	88	7,203
R1 RCM Inc (a)	872	7,787
		$279,225

Holding Companies — Diversified — 0.22%
Pensare Acquisition Corp (a)	1,272	13,038
Sentinel Energy Services Inc (a)	816	8,380
		$21,418

Home Builders — 0.66%
Beazer Homes USA Inc (a)	160	2,384
Toll Brothers Inc	1,240	50,902
TRI Pointe Group Inc (a)	808	12,152
		$65,438

Home Furnishings — 0.25%
iRobot Corp (a)	248	15,294
Sleep Number Corp (a)	216	8,925
		$24,219

Household Products — 0.05%
Inter Parfums Inc	72	5,038

Household Products/Wares — 0.76%
Avery Dennison Corp	440	49,971

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products/Wares (continued)
Helen of Troy Ltd (a)	159	$25,068
		$75,039

Housewares — 0.34%
Toro Co/The	464	34,011

Insurance — 5.64%
American Equity Investment Life Holding Co	384	9,293
American National Insurance Co	40	4,949
Argo Group International Holdings Ltd	136	9,553
Assured Guaranty Ltd	784	34,857
CNO Financial Group Inc	944	14,944
eHealth Inc (a)	160	10,686
Employers Holdings Inc	176	7,670
Essent Group Ltd	464	22,119
Fidelity National Financial Inc	1,256	55,779
First American Financial Corp	784	46,264
Hanover Insurance Group Inc/The	280	37,951
Kinsale Capital Group Inc	56	5,785
Mercury General Corp	344	19,223
MGIC Investment Corp	2,224	27,978
National General Holdings Corp	232	5,341
NMI Holdings Inc, Class A (a)	280	7,353
Primerica Inc	152	19,339
ProAssurance Corp	264	10,631
Radian Group Inc	1,024	23,388
RenaissanceRe Holdings Ltd	312	60,356
Safety Insurance Group Inc	40	4,053
Selective Insurance Group Inc	192	14,436
Third Point Reinsurance Ltd (a)	408	4,076
Universal Insurance Holdings Inc	128	3,839
Unum Group	1,456	43,272
WR Berkley Corp	744	53,739
		$556,874

Internet — 2.09%
Cogent Communications Holdings Inc	136	7,494
Etsy Inc (a)	576	32,544
HealthStream Inc (a)	184	4,764
Match Group Inc	184	13,145
Meet Group Inc/The (a)	256	838
New Media Investment Group Inc	256	2,255
NIC Inc	176	3,634
Okta Inc (a)	600	59,076
Perficient Inc (a)	360	13,889
Rubicon Project Inc/The (a)	120	1,045
Stitch Fix Inc, Class A (a)	304	5,852
Wayfair Inc (a)	336	37,672
Zendesk Inc (a)	336	24,488
		$206,696

Investment Companies — 0.02%
Oaktree Specialty Lending Corp	480	2,486

Iron & Steel — 0.73%
Carpenter Technology Corp	112	5,786
Reliance Steel & Aluminum Co	304	30,297
Steel Dynamics Inc	1,192	35,521
		$71,604

Leisure Products & Services — 0.31%
Polaris Inc	328	28,867

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Products & Services (continued)
Vista Outdoor Inc (a)	248	$1,535
		$30,402

Leisure Time — 0.11%
Acushnet Holdings Corp	104	2,745
Fox Factory Holding Corp (a)	128	7,967
		$10,712

Lodging — 0.06%
Marcus Corp/The	88	3,257
St Joe Co/The (a)	152	2,604
		$5,861

Machinery — Diversified — 2.25%
Cactus Inc, Class A (a)	184	5,325
Chart Industries Inc (a)	152	9,479
CSW Industrials Inc	48	3,313
DXP Enterprises Inc (a)	24	833
Gardner Denver Holdings Inc (a)	928	26,253
Graco Inc	616	28,361
IDEX Corp	279	45,723
Manitowoc Co Inc/The (a)	264	3,300
Middleby Corp/The (a)	288	33,667
Ranpak Holdiings Corp (a)	800	4,848
Wabtec Corp	672	48,290
Welbilt Inc (a)	736	12,409
		$221,801

Media — 2.35%
Altice USA Inc, Class A (a)	1,944	55,754
AMC Networks Inc, Class A (a)	280	13,765
Cable One Inc	26	32,622
DISH Network Corp, Class A (a)	888	30,254
Entravision Communications Corp	112	356
FactSet Research Systems Inc	132	32,072
Gray Television Inc (a)	224	3,656
New York Times Co/The Class A	752	21,417
Nexstar Media Group Inc, Class A	232	23,736
Sinclair Broadcast Group Inc, Class A	424	18,122
		$231,754

Metal Fabrication & Hardware — 0.17%
Advanced Drainage Systems Inc	264	8,519
Park-Ohio Holdings Corp	16	478
TriMas Corp (a)	128	3,923
Worthington Industries Inc	112	4,038
		$16,958

Mining — 0.49%
Royal Gold Inc	392	48,298

Miscellaneous Manufacture — 1.60%
American Outdoor Brands Corp (a)	352	2,059
AptarGroup Inc	336	39,799
Donaldson Co Inc	424	22,082
Fabrinet (a)	224	11,715
Hexcel Corp	432	35,480
ITT Inc	440	26,924
John Bean Technologies Corp	120	11,932
Myers Industries Inc	64	1,130
Trinseo SA	152	6,528
		$157,649

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Office & Business Equipment — 0.65%
Pitney Bowes Inc	3,176	$14,514
Zebra Technologies Corp (a)	239	49,323
		$63,837

Office Furnishings — 0.26%
Herman Miller Inc	296	13,642
HNI Corp	96	3,408
Interface Inc	216	3,119
Knoll Inc	208	5,273
		$25,442

Oil & Gas — 1.81%
Bonanza Creek Energy Inc (a)	72	1,612
Carrizo Oil & Gas Inc (a)	792	6,799
CVR Energy Inc	256	11,272
EQT Corp	1,368	14,556
Evolution Petroleum Corp	72	420
Gulfport Energy Corp (a)	1,064	2,883
Matador Resources Co (a)	656	10,844
Murphy Oil Corp	768	16,980
Murphy USA Inc (a)	144	12,283
Noble Energy Inc	1,920	43,123
Oasis Petroleum Inc (a)	2,736	9,467
PBF Energy Inc, Class A	720	19,577
Range Resources Corp	1,904	7,273
Southwestern Energy Co (a)	3,976	7,674
SRC Energy Inc (a)	952	4,436
Whiting Petroleum Corp (a)	1,152	9,251
		$178,450

Oil & Gas Services — 0.23%
Core Laboratories NV	232	10,816
Forum Energy Technologies Inc (a)	232	360
Oceaneering International Inc (a)	352	4,770
ProPetro Holding Corp (a)	360	3,272
Solaris Oilfield Infrastructure Inc, Class A	128	1,718
Thermon Group Holdings Inc (a)	80	1,838
		$22,774

Packaging & Containers — 2.18%
Crown Holdings Inc (a)	904	59,718
Matthews International Corp, Class A	40	1,416
Packaging Corp of America	496	52,625
Sealed Air Corp	1,072	44,499
Silgan Holdings Inc	576	17,300
Sonoco Products Co	680	39,583
		$215,141

Pharmaceuticals — 2.15%
AcelRx Pharmaceuticals Inc (a)	1,072	2,359
Assertio Therapeutics Inc (a)	456	584
Axsome Therapeutics Inc (a)	72	1,457
BioSpecifics Technologies Corp (a)	16	856
Coherus Biosciences Inc (a)	160	3,242
Concert Pharmaceuticals Inc (a)	64	376
CorMedix Inc (a)	184	1,174
Endo International PLC (a)	2,552	8,192
Horizon Therapeutics PLC (a)	936	25,487
Jazz Pharmaceuticals PLC (a)	344	44,080
KalVista Pharmaceuticals Inc (a)	24	278
Lannett Co Inc (a)	864	9,677
Lifevantage Corp (a)	40	548

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Mallinckrodt PLC (a)	1,392	$3,355
Option Care Health Inc (a)	1,040	3,328
Owens & Minor Inc	1,672	9,714
Pacira BioSciences Inc (a)	632	24,060
Perrigo Co PLC	1,024	57,231
Premier Inc, Class A (a)	200	5,784
Ra Pharmaceuticals Inc (a)	96	2,271
TG Therapeutics Inc (a)	144	809
TherapeuticsMD Inc (a)	2,008	7,289
		$212,151

Pipelines — 0.48%
SemGroup Corp, Class A	472	7,713
Targa Resources Corp	984	39,527
		$47,240

Private Equity — 0.09%
Kennedy-Wilson Holdings Inc	360	7,891
Safeguard Scientifics Inc (a)	48	545
Victory Capital Holdings Inc, Class A	48	738
		$9,174

Real Estate — 0.15%
Marcus & Millichap Inc (a)	184	6,530
Realogy Holdings Corp	1,232	8,230
		$14,760

REITs — 11.65%
American Campus Communities Inc	1,040	50,003
Apartment Investment & Management Co, Class A	984	51,306
Arbor Realty Trust Inc	1,120	14,683
Blackstone Mortgage Trust Inc, Class A	1,424	51,050
Braemar Hotels & Resorts Inc	136	1,277
Brixmor Property Group Inc	2,688	54,540
Colony Credit Real Estate Inc	240	3,470
CoreCivic Inc	544	9,400
CorEnergy Infrastructure Trust Inc	72	3,400
CubeSmart	1,536	53,607
EPR Properties	560	43,042
Essential Properties Realty Trust Inc	480	10,997
Exantas Capital Corp	192	2,183
Federal Realty Investment Trust	360	49,010
Gaming and Leisure Properties Inc	1,280	48,947
Getty Realty Corp	152	4,873
Gladstone Commercial Corp	176	4,136
Granite Point Mortgage Trust Inc	1,272	23,837
Innovative Industrial Properties Inc	136	12,562
Invesco Mortgage Capital Inc	2,568	39,316
iStar Inc	504	6,577
Kimco Realty Corp	2,664	55,624
Kite Realty Group Trust	488	7,881
Ladder Capital Corp	1,056	18,237
Lamar Advertising Co	392	32,117
Lexington Realty Trust	2,408	24,682
LTC Properties Inc	200	10,244
NexPoint Residential Trust Inc	80	3,741
Omega Healthcare Investors Inc	1,296	54,160
PennyMac Mortgage Investment Trust	688	15,294
Piedmont Office Realty Trust Inc	952	19,878
QTS Realty Trust Inc	400	20,564
Regency Centers Corp	728	50,589
RPT Realty	688	9,322

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Sabra Health Care REIT Inc	1,696	$38,940
Senior Housing Properties Trust	1,512	13,994
Spirit MTA REIT	216	1,823
Spirit Realty Capital Inc	944	45,180
Starwood Property Trust Inc	2,208	53,478
Sun Communities Inc	416	61,755
Tanger Factory Outlet Centers Inc	1,160	17,957
VICI Properties Inc	2,256	51,099
Western Asset Mortgage Capital Corp	440	4,246
		$1,149,021

Retail — 6.22%
Bed Bath & Beyond Inc	1,208	12,853
Big Lots Inc	408	9,996
Boot Barn Holdings Inc (a)	184	6,422
Buckle Inc/The	168	3,461
Carvana Co (a)	256	16,896
Chico's FAS Inc	1,056	4,256
Chuy's Holdings Inc (a)	64	1,585
Container Store Group Inc/The (a)	40	177
Cracker Barrel Old Country Store Inc	296	48,144
Dave & Buster's Entertainment Inc	240	9,348
Dick's Sporting Goods Inc	712	29,057
Dillard's Inc	88	5,818
Dine Brands Global Inc	96	7,283
Dunkin' Brands Group Inc	424	33,649
Express Inc (a)	608	2,092
Fiesta Restaurant Group Inc (a)	80	834
FirstCash Inc	184	16,867
Five Below Inc (a)	304	38,334
Foot Locker Inc	816	35,219
Freshpet Inc (a)	120	5,972
Genesco Inc (a)	112	4,482
GNC Holdings Inc (a)	296	633
Group 1 Automotive Inc	56	5,169
Hibbett Sports Inc (a)	96	2,198
JC Penney Co Inc (a)	1,312	1,166
Kirkland's Inc (a)	40	62
L Brands Inc	1,512	29,620
Lumber Liquidators Holdings Inc (a)	304	3,000
Macy's Inc	2,056	31,950
Nordstrom Inc	1,112	37,441
Office Depot Inc	1,328	2,331
PC Connection Inc	72	2,801
Penske Automotive Group Inc	200	9,456
Qurate Retail Inc (a)	944	9,737
Rite Aid Corp (a)	176	1,223
Shoe Carnival Inc	96	3,111
Signet Jewelers Ltd	312	5,229
Tailored Brands Inc	456	2,006
Texas Roadhouse Inc	400	21,008
Tractor Supply Co	504	45,582
Wendy's Co/The	1,936	38,681
Williams-Sonoma Inc	616	41,876
Wingstop Inc	184	16,060
Winmark Corp	2	353
World Fuel Services Corp	264	10,544
		$613,982

Savings & Loans — 0.26%
First Defiance Financial Corp	56	1,622
Meridian Bancorp Inc	176	3,300
Provident Financial Services Inc	176	4,317

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans (continued)
Washington Federal Inc	432	$15,980
		$25,219

Semiconductors — 1.80%
Cohu Inc	352	4,754
Entegris Inc	1,384	65,131
Lattice Semiconductor Corp (a)	1,040	19,016
Teradyne Inc	1,240	71,809
Veeco Instruments Inc (a)	152	1,775
Xperi Corp	712	14,724
		$177,209

Software — 3.49%
ACI Worldwide Inc (a)	312	9,773
Allscripts Healthcare Solutions Inc (a)	568	6,237
Appfolio Inc, Class A (a)	56	5,328
Avid Technology Inc (a)	32	198
Bandwidth Inc, Class A (a)	40	2,604
Black Knight Inc (a)	904	55,198
Blackbaud Inc	128	11,564
CDK Global Inc	424	20,390
Ceridian HCM Holding Inc (a)	520	25,672
Cornerstone OnDemand Inc (a)	192	10,525
CSG Systems International Inc	104	5,375
Digital Turbine Inc (a)	168	1,083
Domo Inc (a)	56	895
Ebix Inc	72	3,031
InnerWorkings Inc (a)	104	461
Intelligent Systems Corp (a)	8	332
j2 Global Inc	144	13,078
Manhattan Associates Inc (a)	160	12,907
MicroStrategy Inc (a)	24	3,561
MongoDB Inc (a)	104	12,530
Omnicell Inc (a)	272	19,657
Pareteum Corp (a)	1,376	1,775
Paycom Software Inc (a)	144	30,167
Pegasystems Inc	136	9,255
Progress Software Corp	144	5,481
PROS Holdings Inc (a)	72	4,291
Simulations Plus Inc	48	1,666
Smartsheet Inc (a)	72	2,594
SPS Commerce Inc (a)	96	4,519
Synchronoss Technologies Inc (a)	136	734
Tabula Rasa HealthCare Inc (a)	56	3,077
Teradata Corp (a)	1,128	34,968
Verint Systems Inc (a)	216	9,240
Workiva Inc (a)	360	15,779
		$343,945

Storage/Warehousing — 0.05%
Mobile Mini Inc	128	4,718

Telecommunications — 3.00%
A10 Networks Inc (a)	168	1,166
Anterix Inc (a)	88	3,186
Ciena Corp (a)	1,320	51,784
GCI Liberty Inc (a)	288	17,876
Globalstar Inc (a)	2,520	1,042
Infinera Corp (a)	2,216	12,077
Inseego Corp (a)	720	3,456
Iridium Communications Inc (a)	904	19,237
Juniper Networks Inc	1,864	46,134
LogMeIn Inc	616	43,711

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
September 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Shenandoah Telecommunications Co	352	$11,183
Spok Holdings Inc	240	2,866
Ubiquiti Inc	328	38,789
ViaSat Inc (a)	584	43,987
		$296,494

Transportation — 1.17%
ArcBest Corp	200	6,090
Dorian LPG Ltd (a)	72	746
Hub Group Inc (a)	200	9,300
Kansas City Southern	424	56,396
Ryder System Inc	456	23,607
Tidewater Inc (a)	64	967
Universal Logistics Holdings Inc	32	745
Werner Enterprises Inc	496	17,509
		$115,360

Trucking & Leasing — 0.09%
Greenbrier Cos Inc/The	280	8,434
Water — 0.07%
California Water Service Group	128	6,775
TOTAL COMMON STOCKS		$9,825,794
INVESTMENT COMPANIES — 0.29%	Shares Held	Value

Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund 1.88% (b)	28,170	$28,170
TOTAL INVESTMENT COMPANIES		$28,170
Total Investments		$9,853,964
Other Assets and Liabilities — 0.11%		11,323
TOTAL NET ASSETS — 100.00%		$9,865,287

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.03%
Consumer, Non-cyclical	17.96%
Industrial	16.79%
Consumer, Cyclical	12.14%
Technology	8.74%
Communications	7.78%
Utilities	3.50%
Basic Materials	3.44%
Energy	3.00%
Investment Companies	0.29%
Diversified	0.22%
Other Assets and Liabilities	0.11%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2019 (unaudited)

1. Security Valuation

Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Core Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, Principal U.S. Small-Cap Multi-Factor Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF, (the "Funds") value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.

Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees.

The value of foreign securities used in computing the net asset value ("NAV") per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' NAV are reflected in the Fund’s NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by Authorized Participants ("APs").

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2019 (unaudited) (continued)

2. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees. The Advisor has established a valuation committee, ("Valuation Committee") of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Trust’s Board of Trustees. A pricing group, (the "Pricing Group") who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2019 (unaudited) (continued)

2. Fair Valuation (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities.

Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

There were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Funds' securities carried at value:

			Level 2 — Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*	$720,486,278	$	— $		— $	720,486,278
Investment Companies	4,843,636		—		—	4,843,636
Total investments in securities	$725,329,914	$	— $		— $	725,329,914

Principal Active Income ETF
Common Stocks
Basic Materials	$1,815,462	$	— $		— $	1,815,462
Communications	1,357,029		—		—	1,357,029
Consumer, Cyclical	6,811,442		—		—	6,811,442
Consumer, Non-cyclical	8,109,887		—		—	8,109,887
Energy	7,118,706		—		—	7,118,706
Financial	19,742,276		—		—	19,742,276
Industrial	1,097,938		—		—	1,097,938
Technology	2,633,373		—		—	2,633,373
Utilities	4,209,458		—		—	4,209,458
Preferred Stocks*	19,108,940		—		—	19,108,940
Bonds*	—		188,228,304		—	188,228,304
Investment Companies	8,685,485		—		—	8,685,485
Total investments in securities	$80,689,996		$188,228,304	$	— $	268,918,300

Principal Contrarian Value Index ETF
Common Stocks*	$5,336,703	$	— $		— $	5,336,703
Investment Companies	22,914		—		—	22,914
Total investments in securities	$5,359,617	$	— $		— $	5,359,617

Principal Healthcare Innovators Index ETF
Common Stocks*	$48,755,731	$	— $		— $	48,755,731
Investment Companies	106,195		—		—	106,195
Total investments in securities	$48,861,926	$	— $		— $	48,861,926

Principal International Multi-Factor Core Index ETF
Common Stocks*	$17,092,579	$	— $		— $	17,092,579
Preferred Stocks*	147,307		—		—	147,307
Investment Companies	89,018		—		—	89,018
Total investments in securities	$17,328,904	$	— $		— $	17,328,904

	Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2019 (unaudited) (continued)

2. Fair Valuation (continued)
				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		119,993,690	$	— $	119,993,690
Investment Companies		2,303,699		—		—	2,303,699
Total investments in securities		$2,303,699		$119,993,690	$	— $	122,297,389
Principal Millennials Index ETF
Common Stocks*		$20,744,528	$	— $		— $	20,744,528
Investment Companies		58,008		—		—	58,008
Total investments in securities		$20,802,536	$	— $		— $	20,802,536
Principal Price Setters Index ETF
Common Stocks*		$19,062,311	$	— $		— $	19,062,311
Investment Companies		103,849		—		—	103,849
Total investments in securities		$19,166,160	$	— $		— $	19,166,160
Principal Shareholder Yield Index ETF
Common Stocks*		$11,188,576	$	— $		— $	11,188,576
Investment Companies		55,583		—		—	55,583
Total investments in securities		$11,244,159	$	— $		— $	11,244,159
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		81,452,099	$	— $	81,452,099
Investment Companies		1,642,136		—		—	1,642,136
Total investments in securities		$1,642,136		$81,452,099	$	— $	83,094,235
Principal Sustainable Momentum Index ETF
Common Stocks*		$5,594,657	$	— $		— $	5,594,657
Investment Companies		16,066		—		—	16,066
Total investments in securities		$5,610,723	$	— $		— $	5,610,723
Principal Ultra-Short Active Income ETF
Bonds*	$	— $		11,879,435	$	— $	11,879,435
Investment Companies		578,534		—		—	578,534
Total investments in securities		$578,534		$11,879,435	$	— $	12,457,969
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Common Stocks*		$6,178,027	$	— $		— $	6,178,027
Investment Companies		16,833		—		—	16,833
Total investments in securities		$6,194,860	$	— $		— $	6,194,860
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,425,153,635		$	— $		— $	1,425,153,635
Investment Companies		4,477,292		—		—	4,477,292
Total investments in securities	$1,429,630,927		$	— $		— $	1,429,630,927
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*		$369,428,322	$	— $		— $	369,428,322
Investment Companies		914,949		—		—	914,949
Total investments in securities		$370,343,271	$	— $		— $	370,343,271
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Common Stocks*		$9,825,794	$	— $		— $	9,825,794
Investment Companies		28,170		—		—	28,170
Total investments in securities		$9,853,964	$	— $		— $	9,853,964

* For additional detail regarding sector classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2019 (unaudited) (continued)

2. Fair Valuation (continued)

The Fund’s Schedules of Investments for the period ended September 30, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.